UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Variable Products Series

Fund

Americas Government Income Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

		Principal Amount (000)	U.S. $ Value
U.S. GOVERNMENT AND GOVERNMENT SPONSORED AGENCY OBLIGATIONS - 84.0%
U.S. Government Obligations - 84.0%
Federal Agency - 17.3%
Federal National Mortgage Association
Series 2001
5.375%, 11/15/11 (a)	US$	5,000	$5,110,795
Series 2004
4.125%, 4/15/14 (a)		2,000	1,905,066

			7,015,861

Federal Agency - Pass Thru’s - 12.2%
Federal National Mortgage Association
Series 2002
7.00%, 3/01/32 (a)		54	56,415
Government National Mortgage Association
Series 1994
9.00%, 9/15/24 (a)		7	7,751
Series 2006
6.00%, 7/15/36 (a)		4,828	4,890,530

			4,954,696

Treasury - 54.5%
U.S. Treasury Bonds
6.25%, 5/15/30 (b)		5,200	6,160,783
U.S. Treasury Notes
1.625%, 1/15/15 (TIPS) (a)		629	603,363
3.50%, 11/15/09 (a)(b)		4,915	4,787,323
4.25%, 11/15/13 - 8/15/15 (a)		645	631,725
U.S. Treasury Strips
Zero Coupon, 5/15/13 (a)		3,500	2,654,488
Zero Coupon, 2/15/16 (a)		2,500	1,655,742
Zero Coupon, 11/15/21 (a)		11,700	5,667,527

			22,160,951

Total U.S. Government and Government Sponsored Agency Obligations (cost $33,302,519)			34,131,508

SOVEREIGN DEBT OBLIGATIONS - 37.5%
Bonds & Notes - 37.5%
Sovereign - 37.5%
Canada Housing Trust No 1
3.55%, 9/15/10 (a)		CAD	2,000	1,701,637
Government of Canada
3.00%, 12/01/36 (a)			65	72,103
5.00%, 6/01/14 - 6/01/37 (a)			816	760,144
5.75%, 6/01/33 (a)			1,973	2,131,079
Series VW17
8.00%, 6/01/27 (a)			1,132	1,479,395
Mexican Bonos
Series M 20
8.00%, 12/07/23 (a)		MXN	15,500	1,456,866
10.00%, 12/05/24 (a)			16,205	1,804,673
Series M7
8.00%, 12/24/08 (a)			48,857	4,477,456
Province of Ontario
2.00%, 12/01/36 (a)		CAD	587	507,960
5.60%, 6/02/35 (a)			300	300,348
Province of Quebec
5.50%, 12/01/14 (a)			600	558,263

Total Sovereign Debt Obligations
(cost $13,821,896)				15,249,924

SHORT-TERM INVESTMENTS - 3.0%
Time Deposit - 3.0%
The Bank of New York
4.25%, 4/02/07	US$		225	225,000
Societe Generale
5.357%, 4/02/07			1,000	1,000,000

Total Short-Term Investments
(cost $1,225,000)				1,225,000

Total Investments - 124.5%
(cost $48,349,415)				50,606,432
Other assets less liabilities - (24.5)%				(9,945,945)

Net Assets - 100.0%				$40,660,487

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Canadian Dollar settling 4/13/07	3,887	$3,280,831	$3,368,110	$(87,279)
Mexican Nuevo Peso settling 4/24/07	48,853	4,437,998	4,421,227	16,770

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Mexican Nuevo Peso settling 5/31/07	24,093	$2,167,236	$2,180,444	$(13,209)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
Greenwich Capital	5.20%	4/03/07	$10,360,418

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $39,324,557.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $10,234,140.

Currency Abbreviations:

CAD	-		Canadian Dollar
MXN	-		Mexican Peso

Glossary:
TIPS☐	-	☐	Treasury Inflation Protected Security

AllianceBernstein Variable Products Series

Fund

Balanced Shares Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 62.8%
Finance - 17.7%
Banking - Money Center - 3.3%
The Bank of New York Co., Inc	18,300	$742,065
JPMorgan Chase & Co.	115,000	5,563,700
Wachovia Corp.	7,000	385,350

		6,691,115

Banking - Regional - 3.8%
Bank of America Corp.	85,000	4,336,700
Northern Trust Corp.	22,700	1,365,178
Wells Fargo & Co.	53,500	1,842,005

		7,543,883

Brokerage & Money Management - 2.3%
Goldman Sachs Group, Inc.	6,600	1,363,758
Lehman Brothers Holdings, Inc.	19,000	1,331,330
Merrill Lynch & Co., Inc.	23,600	1,927,412

		4,622,500

Insurance - 5.1%
ACE Ltd.	40,800	2,328,048
Allstate Corp.	10,000	600,600
American International Group, Inc.	82,000	5,512,040
Axis Capital Holdings Ltd.	52,700	1,784,422

		10,225,110

Miscellaneous - 2.3%
Citigroup, Inc.	89,100	4,574,394

Mortgage Banking - 0.9%
Federal National Mortgage Association	33,500	1,828,430

		35,485,432

Health Care - 8.2%
Drugs - 3.9%
Eli Lilly & Co.	38,100	2,046,351
Merck & Co., Inc.	44,600	1,969,982
Wyeth	75,900	3,797,277

		7,813,610

Medical Products - 0.5%
Becton Dickinson & Co.	12,100	930,369

Medical Services - 3.8%
Aetna, Inc.	21,500	941,485
Medco Health Solutions, Inc. (a)	10,900	790,577
UnitedHealth Group, Inc.	39,000	2,065,830

WellPoint, Inc. (a)	47,600	3,860,360

		7,658,252

		16,402,231

Technology - 7.7%
Communication Equipment - 0.6%
Cisco Systems, Inc. (a)	52,300	1,335,219

Computer Hardware/Storage - 1.7%
Sun Microsystems, Inc. (a)	575,300	3,457,553

Computer Services - 2.0%
Accenture Ltd.-Class A	20,700	797,778
Fiserv, Inc. (a)	15,000	795,900
International Business Machines Corp.	25,000	2,356,500

		3,950,178

Semiconductor Capital Equipment - 0.9%
Applied Materials, Inc.	95,000	1,740,400

Semiconductor Components - 0.8%
International Rectifier Corp. (a)	23,400	894,114
NVIDIA Corp. (a)	25,800	742,524

		1,636,638

Software - 1.7%
Microsoft Corp.	120,600	3,361,122

		15,481,110

Consumer Services - 7.3%
Broadcasting & Cable - 5.6%
CBS Corp. (a)	25,000	1,027,750
Comcast Corp.-Class A (a)	50,070	1,299,317
Comcast Corp.-Special-Class A (a)	31,800	809,946
News Corp.-Class A	171,300	3,960,456
Time Warner, Inc.	211,300	4,166,836

		11,264,305

Restaurants & Lodging - 1.5%
Hilton Hotels Corp.	14,500	521,420
McDonald’s Corp.	52,600	2,369,630

		2,891,050

Retail - General Merchandise - 0.2%
Best Buy Co., Inc.	7,800	380,016

		14,535,371

Consumer Staples - 6.5%
Beverages - 0.7%
PepsiCo, Inc.	21,000	1,334,760

Household Products - 3.1%
Colgate-Palmolive Co.	12,200	814,838
Procter & Gamble Co.	85,700	5,412,812

		6,227,650

Miscellaneous - 0.3%
Fortune Brands, Inc.	7,300	575,386

Tobacco - 2.4%
Altria Group, Inc.	35,700	3,134,817
Loews Corp. - Carolina Group	21,800	1,648,298

		4,783,115

		12,920,911

Energy - 5.3%
Domestic Producers - 0.5%
Noble Energy, Inc.	15,900	948,435

International - 3.3%
Chevron Corp.	32,000	2,366,720
Exxon Mobil Corp.	57,000	4,300,650

		6,667,370

Miscellaneous - 0.3%
ConocoPhillips	9,100	621,985

Oil Service - 1.2%
Baker Hughes, Inc.	7,810	516,475
BJ Services Co.	11,200	312,480
Nabors Industries Ltd. (a)	50,600	1,501,302

		2,330,257

		10,568,047

Capital Goods - 4.4%
Electrical Equipment - 1.8%
Emerson Electric Co.	85,000	3,662,650

Miscellaneous - 2.6%
General Electric Co.	79,540	2,812,534
United Technologies Corp.	35,000	2,275,000

		5,087,534

		8,750,184

Utilities - 3.4%
Electric & Gas Utility - 0.3%
FirstEnergy Corp.	9,700	642,528

Telephone Utility - 3.1%
AT&T, Inc.	104,600	4,124,378
Verizon Communications, Inc.	55,200	2,093,184

		6,217,562

		6,860,090

Basic Industry - 1.9%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	41,200	3,047,152
E.I. Du Pont de Nemours & Co.	8,700	430,041

		3,477,193

Metals/Mining - 0.2%
Alcoa, Inc.	9,500	322,050

		3,799,243

Transportation - 0.4%
Air Freight - 0.2%
United Parcel Service, Inc.-Class B	4,500	315,450

Railroad - 0.2%
Union Pacific Corp.	5,000	507,750

		823,200

Total Common Stocks (cost $98,072,160)		125,625,819

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 14.1%
Corporates - 13.6%
Industrial - 7.1%
Basic - 1.1%
The Dow Chemical Co.
7.375%, 11/01/29	$15	16,694
Eastman Chemical Co.
7.25%, 1/15/24	175	183,682
El Du Pont de Nemours & Co.
3.375%, 11/15/07	475	469,448
Inco Ltd.
7.75%, 5/15/12	495	544,251
Ispat Inland ULC
9.75%, 4/01/14	100	110,362
Lubrizol Corp.
5.50%, 10/01/14	275	269,140
Noranda, Inc.
6.00%, 10/15/15	295	304,930
Southern Copper Corp.
7.50%, 7/27/35	195	210,186

		2,108,693

Capital Goods - 0.4%
CRH America, Inc.
6.00%, 9/30/16	250	253,425
Hanson Australia Funding Ltd.
5.25%, 3/15/13	155	152,052
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (b)	100	115,160
Tyco International Group, SA
6.00%, 11/15/13	115	120,887
Waste Management, Inc.
6.375%, 11/15/12	175	183,674

		825,198

Communications-Media - 0.8%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	120	118,997
News America Holdings, Inc.
8.25%, 10/17/96	60	70,992
9.25%, 2/01/13	100	118,626
News America, Inc.
5.30%, 12/15/14	100	99,184
The Thomson Corp.
5.75%, 2/01/08	460	461,802
Time Warner Entertainment Co.

8.375%, 3/15/23	400	472,827
Viacom, Inc.
7.875%, 7/30/30	60	64,677
WPP Finance Corp.
5.875%, 6/15/14	250	253,047

		1,660,152

Communications-Telecommunications - 1.6%
AT&T Corp.
7.30%, 11/15/11	250	271,389
AT&T Wireless
8.75%, 3/01/31	200	257,989
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	360	372,963
BellSouth Corp.
5.20%, 9/15/14	345	339,146
CenturyTel, Inc.
5.00%, 2/15/15	100	93,202
Series G
6.875%, 1/15/28	85	83,414
Embarq Corp.
6.738%, 6/01/13	450	464,578
GTE Corp.
8.75%, 11/01/21	390	482,350
Nextel Communications, Inc.
Series F 5.95%, 3/15/14	290	285,305
Telus Corp.
8.00%, 6/01/11	100	109,522
Verizon Virginia, Inc.
Series A 4.625%, 3/15/13	525	499,138

		3,258,996

Consumer Cyclical-Automotive - 0.2%
DaimlerChrysler North America
4.875%, 6/15/10	395	390,992

Consumer Cyclical-Other - 0.2%
DR Horton, Inc.
6.50%, 4/15/16	80	78,240
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	181	188,639
7.875%, 5/01/12
	98	105,316

		372,195

Consumer Cyclical-Retailers - 0.1%
CVS Corp.
6.125%, 8/15/16	150	155,114

Consumer Non-Cyclical - 1.3%
Altria Group, Inc.
7.75%, 1/15/27	210	250,994
Boston Scientific Corp.

5.45%, 6/15/14	148	142,277
Bristol-Myers Squibb Co.
6.875%, 8/01/97	425	451,466
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	150	145,133
Fisher Scientific International, Inc.
6.125%, 7/01/15	455	456,104
Kraft Foods, Inc.
5.25%, 10/01/13	195	192,154
Safeway, Inc.
4.95%, 8/16/10	400	395,257
5.80%, 8/15/12	200	202,567
Wyeth
6.50%, 2/01/34	355	376,029

		2,611,981

Energy - 0.3%
Amerada Hess Corp.
7.30%, 8/15/31	260	286,595
Valero Energy Corp.
4.75%, 6/15/13	300	287,205
XTO Energy, Inc.
7.50%, 4/15/12	100	109,463

		683,263

Services - 0.2%
The Western Union Co.
5.93%, 10/01/16	455	455,978

Technology - 0.6%
Electronic Data Systems Corp.
Series B 6.50%, 8/01/13	445	454,634
Hewlett-Packard Co.
3.625%, 3/15/08	475	467,649
Motorola, Inc.
6.50%, 9/01/25	105	103,541
7.50%, 5/15/25	20	21,949
7.625%, 11/15/10	64	68,681

		1,116,454

Transportation-Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	455	440,202

Transportation-Railroads - 0.1%
CSX Corp.
5.50%, 8/01/13	100	99,305

		14,178,523

Financial Institutions - 5.6%
Banking - 2.9%
Barclays Bank PLC
8.55%, 6/15/11 (b)(c)	50	55,989
The Chuo Mitsui Trust & Banking Co., Ltd.

5.506%, 4/15/49 (b)(c)	300	289,727
Dresdner Funding Trust I
8.151%, 6/30/31 (b)	295	351,085
HBOS PLC
5.375%, 11/01/49 (b)(c)	250	246,932
HSBC Bank USA
5.875%, 11/01/34	310	303,156
Fuji LLC PFD
9.87%, 8/31/49 (b)(c)	240	252,599
Northern Rock PLC
5.60%, 4/30/14 (b)(c)	445	433,596
Popular North America, Inc.
4.25%, 4/01/08	470	463,216
RBS Capital Trust III
5.512%, 9/29/49 (c)	495	487,023
Rabobank Capital Funding II
5.26%, 12/31/13 (b)(c)	230	223,779
Resona Preferred Global Securities
7.191%, 7/30/15 (b)(c)	413	436,238
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (c)	250	289,297
Sanwa Bank Ltd.
7.40%, 6/15/11	200	216,911
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15 (b)(c)	135	132,977
UBS Preferred Funding Trust II
7.247%, 6/26/11 (c)	250	268,399
UBS Preferred Funding Trust V
Series 1 6.243%, 5/15/16 (c)	465	480,059
UFJ Finance Aruba AEC
6.75%, 7/15/13	335	360,856
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (b)(c)	330	370,218
Wachovia Capital Trust III
5.80%, 3/15/11 (c)	130	131,550

		5,793,607

Brokerage - 0.3%
Goldman Sachs Group, Inc.
5.70%, 9/01/12	470	478,211
Lehman Brothers Holdings, Inc.
7.875%, 8/15/10	150	161,492

		639,703

Finance - 0.9%
Capital One Bank
6.50%, 6/13/13	400	418,555
Countrywide Financial Corp.
6.25%, 5/15/16	460	463,691
General Electric Capital Corp.

5.875%, 2/15/12	500	516,219
iStar Financial, Inc.
6.00%, 12/15/10	200	204,261
Series B 5.70%, 3/01/14	200	198,916

		1,801,642

Insurance - 1.4%
American RE Corp.
Series B 7.45%, 12/15/26	140	161,109
CNA Financial Corp.
5.85%, 12/15/14	85	85,209
Hartford Financial Services Group, Inc.
6.375%, 11/01/08	125	127,223
ING Groep NV
5.775%, 12/29/49 (c)	470	465,004
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	350	349,045
Lincoln National Corp.
7.00%, 5/17/66 (c)	445	466,317
North Front Pass Through Trust
5.81%, 12/15/24 (b)(c)	500	494,160
UnitedHealth Group, Inc.
5.25%, 3/15/11	200	200,776
WellPoint, Inc.
5.25%, 1/15/16	150	147,301
Zurich Capital Trust I
8.376%, 6/01/37 (b)	200	208,842

		2,704,986

REITS - 0.1%
Regency Centers LP
5.25%, 8/01/15	300	292,023

		11,231,961

Utility - 0.8%
Electric - 0.3%
Consumers Energy Co.
Series B 5.375%, 4/15/13	150	149,806
SPI Electricity & Gas Australia Holdings Pty. Ltd.
6.15%, 11/15/13 (b)	250	258,191
TXU Energy Co. LLC
7.00%, 3/15/13	160	166,279

		574,276

Natural Gas - 0.5%
CenterPoint Energy Resources Corp.
Series B 7.875%, 4/01/13	450	501,501
Enterprise Products Operating L.P.

Series B 5.60%, 10/15/14	150	149,657
Texas Eastern Transmission Corp.
7.30%, 12/01/10	350	371,970

		1,023,128

		1,597,404

Non Corporate Sectors - 0.1%
Agencies-Not Government Guaranteed - 0.1%
Petronas Capital Ltd.
7.00%, 5/22/12 (b)	150	161,883

Total Corporate (cost $27,084,770)		27,169,771

	Shares
Preferred Stock - 0.5%
Utility - 0.3%
Electric - 0.3%
DTE Energy Trust I
7.80%	20,000	509,000

Financial Institutions - 0.1%
Banking - 0.1%
Royal Bank of Scotland Group PLC
5.75%	10,000	242,800

Industrial - 0.1%
Communications-Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)	200	234,812

Total Preferred Stocks (cost $982,616)		986,612

Total Corporates - Investment Grade (cost $28,067,386)		28,156,383

	Principal Amount (000)
U.S. TREASURIES - 11.8%
U.S. Treasury Bonds
4.50%, 2/15/36	$4,495	4,237,940
8.125%, 8/15/21	35	46,577
8.75%, 5/15/17	765	1,011,294
11.25%, 2/15/15	800	1,145,375

		6,441,186

U.S. Treasury Notes
3.00%, 2/15/09	1,200	1,164,891
3.125%, 4/15/09	650	631,439
4.00%, 4/15/10 - 11/15/12	1,155	1,125,775
4.25%, 8/15/14 - 8/15/15	1,555	1,516,399
4.875%, 5/31/08 - 5/31/11	6,085	6,090,364
5.00%, 2/15/11	351	357,019
5.125%, 5/15/16	1,234	1,275,888

5.625%, 5/15/08	3,970	4,002,411
5.75%, 8/15/10	965	1,001,376
6.00%, 8/15/09	30	30,936

		17,196,498

Total U.S. Treasuries (cost $23,600,716)		23,637,684

COMMERCIAL MORTGAGE - BACKED SECURITIES - 6.2%
Non-Agency Fixed Rate CMBS - 6.2%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2 5.787%, 5/11/35	1,581	1,615,307
Series 2005-1, Class A3 4.877%, 11/10/42	2,000	1,984,647
Series 2006-5, Class A4 5.414%, 9/10/47	300	300,627
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR9, Class A4A 4.871%, 9/11/42	2,000	1,940,101
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4 4.799%, 8/10/42 (c)	900	871,726
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6 5.396%, 8/10/38 (c)	600	603,761
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A2 4.851%, 8/15/42	1,500	1,485,122
Series 2006-CB15, Class A4 5.814%, 6/12/43 (c)	176	182,380
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4 5.156%, 2/15/31	1,500	1,480,171
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4 4.864%, 8/12/39 (c)	400	389,458
Morgan Stanley Capital I
Series 2005-HQ5, Class A4 5.168%, 1/14/42	1,500	1,485,937

Total Commercial Mortgage - Backed Securities (cost $12,480,931)		12,339,237

GOVERNMENT - RELATED-U.S. ISSUERS - 1.3%
Agency Debentures -1.1%
Federal National Mortgage Association
6.625%, 10/15/07	2,250	2,266,036

Municipal Bonds -0.2%

Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. MBIA FSA
7.07%, 11/01/24	400	417,972

Total Government-Related-U.S. Issuers (cost $2,662,547)		2,684,008

ASSET - BACKED SECURITIES - 0.9%
Home Equity Loans - Floating Rate - 0.4%
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB8, Class M1 5.57%, 10/25/36 (d)	150	149,282
Merrill Lynch First Franklin Mortgage Loan
Series 2007-1, Class M1 5.70%, 4/25/37 (d)	365	365,000
Option One Mortgage Loan Trust
Series 2007-2, Class M1 5.68%, 3/25/37 (d)	125	124,685
RAAC Series
Series 2006-SP3, Class A1 5.40%, 8/25/36 (d)	103	102,524

		741,491

Home Equity Loans - Fixed Rate - 0.3%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3 5.81%, 2/25/37 (c)	375	376,414
Credit-Based Asset Servicing and Securities, Inc.
Series 2005-CB7, Class AF2 5.147%, 11/25/35 (e)	160	159,021
Home Equity Mortgage Trust
Series 2005-4, Class A3 4.742%, 1/25/36 (e)	185	183,150

		718,585

Other - Floating Rate - 0.1%
Libertas Preferred Funding Ltd.
Series 2007-3A, Class 2 6.005%, 4/09/47 (b)(d)	260	255,281

Autos - Fixed Rate - 0.1%
Capital Auto Receivables Asset Trust
Series 2005-SN1A, Class A3A 4.10%, 6/15/08	117	116,792

Total Asset Backed Securities (cost $1,827,388)		1,832,149

CORPORATES - NON-INVESTMENT GRADE - 0.7%
Corporates - 0.7%
Industrial - 0.7%
Basic - 0.1%

Packaging Corp. of America
4.375%, 8/01/08	200	196,850

Communications-Media - 0.2%
Clear Channel Communications, Inc.
5.50%, 9/15/14	215	190,341
DIRECTV Holdings LLC
6.375%, 6/15/15	64	60,800
RH Donnelley Corp.
Series A-3 8.875%, 1/15/16	225	239,063

		490,204

Communications-Telecommunications - 0.2%
Qwest Corp.
7.875%, 9/01/11	200	212,500
Windstream Corp.
8.125%, 8/01/13	214	231,655

		444,155

Consumer Cyclical-Automotive - 0.1%
Ford Motor Credit Co.
4.95%, 1/15/08	170	167,964

Consumer Cyclical-Others - 0.1%
MGM Mirage
6.75%, 9/01/12	60	59,625
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	45	44,550

		104,175

Financial Institutions - 0.0%
Insurance - 0.0%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	100	97,497

Total Corporate - Non-Investment Grade (cost $1,493,738)		1,500,845

GOVERNMENT - RELATED-NON-U.S. ISSUERS - 0.5%
Sovereigns - 0.4%
United Mexican States
Series A 6.375%, 1/16/13	700	738,150

Agencies - 0.1%
Korea Development Bank
5.75%, 9/10/13	200	205,422

Total Government - Related-Non-U.S. Issuers (cost $899,756)		943,572

EMERGING MARKETS - NON INVESTMENT GRADE - 0.1%
Corporates - 0.1%
Industrial - 0.1%
Communications-Telecommunications - 0.1%
Mobile Telesystems Finance, SA

9.75%, 1/30/08 (b) (cost $236,263)	230	236,969

MORTGAGE CMOS - 0.1%
Non-Agency Adjustable Rate - 0.1%
Countrywide Alternative Loan Trust
Series 2007-OA3, Class M1 5.63%, 4/25/47 (d) (cost $109,831)	110	109,833

SHORT-TERM INVESTMENTS - 1.9%
Time Deposit - 1.9%
The Bank of New York
4.25%, 4/02/07 (cost $3,894,000)	3,894	3,894,000

Total Investments - 100.4% (cost $173,344,716)		200,960,499
Other assets less liabilities - (0.4)%		(826,344)

Net Assets - 100.0%		$200,134,155

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate market value of these securities amounted to $5,469,110 or 2.7% of net assets.
(c)	Variable rate coupon, rate shown as of March 31, 2007.
(d)	Floating Rate Security. Stated interest rate was in effect at March 31, 2007.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2007.

Glossary:

FSA	—	Financial Security Assurance Inc.
MBIA	—	Municipal Bond Investors Assurance

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Variable Products Series

Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 62.9%
Financial - 17.2%
Banking - 7.8%
Anglo Irish Bank Corp. PLC (London Exchange)	15,992	$341,885
Banco Bilbao Vizcaya Argentaria SA	6,612	162,359
Bank Leumi Le-Israel	14,400	51,694
Bank of America Corp.	21,700	1,107,134
Barclays PLC	18,100	256,653
BNP Paribas SA	3,100	324,244
China Construction Bank Corp.-Class H	97,000	55,172
Citigroup, Inc.	23,500	1,206,490
Comerica, Inc.	3,100	183,272
Credit Agricole SA	4,961	193,911
Credit Suisse Group	11,819	850,834
Credit Suisse Group (New York Exchange) (ADR)	11,550	829,636
Federal Home Loan Mortgage Corp.	3,675	218,626
Federal National Mortgage Association	6,200	338,396
Fifth Third Bancorp	5,400	208,926
Fortis (Euronext Brussels)	4,200	192,074
HBOS PLC	11,870	245,404
JPMorgan Chase & Co.	25,250	1,221,595
Keycorp	4,100	153,627
Kookmin Bank	1,200	107,911
Macquarie Bank Ltd.	3,863	258,183
Mellon Financial Corp.	3,000	129,420
National City Corp.	5,800	216,050
Royal Bank of Scotland Group PLC	11,322	443,238
Societe Generale	1,460	252,447
Sumitomo Mitsui Financial Group, Inc.	37	334,979
SunTrust Banks, Inc.	2,150	178,536
U.S. Bancorp	7,200	251,784
UBS AG (Swiss Virt-X)	5,457	325,412
UniCredito Italiano SpA	34,090	324,613
Wachovia Corp.	5,900	324,795
Washington Mutual, Inc.	7,000	282,660
Wells Fargo & Co.	5,750	197,972

		11,769,932

Financial Services - 4.9%
3i Group PLC	9,695	217,325
Ameriprise Financial, Inc.	2,800	159,992
Astoria Financial Corp.	2,300	61,157
The Charles Schwab Corp.	12,500	228,625
Chicago Mercantile Exchange Holdings, Inc.-Class A	1,615	859,923
Citycon Oyj	25,600	200,800
Countrywide Financial Corp.	6,100	205,204
Franklin Resources, Inc.	7,325	885,080
Goldman Sachs Group, Inc.	2,240	462,851
Janus Capital Group, Inc.	6,800	142,188
Lazard Ltd.-Class A	2,800	140,504
Legg Mason, Inc.	6,225	586,457
Lehman Brothers Holdings, Inc.	1,000	70,070
Man Group PLC	31,024	339,198
MBIA, Inc.	2,400	157,176
Merrill Lynch & Co., Inc.	12,850	1,049,460
MGIC Investment Corp.	2,200	129,624
Morgan Stanley	1,700	133,892
Nomura Holdings, Inc.	18,300	379,404
NYSE Group, Inc. (a)	4,250	398,438
ORIX Corp.	1,560	404,765
Prudential Financial, Inc.	200	18,052
Waddell & Reed Financial, Inc.-Class A	2,150	50,138

		7,280,323

Insurance - 4.3%
Allianz SE	1,500	307,463
Allstate Corp.	1,600	96,096
American International Group, Inc.	17,900	1,203,238
AON Corp.	2,900	110,084
Aviva PLC	14,900	220,161
Chubb Corp.	3,500	180,845
Fidelity National Financial, Inc.-Class A	6,200	148,862
Fondiaria-Sai SpA (ordinary shares)	2,300	105,810
Fondiaria-Sai SpA (saving shares)	700	25,430
Genworth Financial, Inc.-Class A	5,500	192,170
Hartford Financial Services Group, Inc.	2,600	248,508
ING Groep NV	9,300	393,454
MetLife, Inc.	3,900	246,285
Muenchener Rueckversicherungs AG	2,000	337,724
Old Republic International Corp.	6,400	141,568
QBE Insurance Group, Ltd.	9,936	253,070
Swiss Reinsurance	2,569	235,069
Torchmark Corp.	1,875	122,981
The Travelers Cos, Inc.	4,600	238,142
UnumProvident Corp.	3,900	89,817
WellPoint, Inc. (a)	18,900	1,532,790

		6,429,567

Wholesale & International Trade - 0.2%
Mitsui & Co., Ltd.	18,000	338,756

		25,818,578

Construction & Housing - 9.8%
Building Materials - 0.2%
American Standard Cos., Inc.	1,000	53,020
Buzzi Unicem SpA	3,000	91,405
CRH PLC	4,100	175,817

		320,242

Construction & Housing - 0.3%
Daiwa House Industry Co., Ltd.	5,000	81,692
Vinci, SA	2,209	344,456

		426,148

Real Estate - 9.3%
Alexandria Real Estate Equities, Inc.	1,225	122,953
Allied Properties Real Estate Investment Trust	2,000	36,379
Apartment Investment & Management Co.-Class A	2,100	121,149
Archstone-Smith Trust	2,300	124,844
AvalonBay Communities, Inc.	1,150	149,500
Bail Investissement Fonciere	2,500	230,433
Beni Stabili SpA	82,000	136,706
Boardwalk Real Estate Investment Trust	2,600	99,924
Boston Properties, Inc.	2,150	252,410
British Land Co. PLC	9,844	296,930
Brixton PLC	4,100	41,067
Brookfield Properties Corp.	5,050	203,515
Camden Property Trust	450	31,640
Canadian Apartment Properties REI	1,250	22,315
Canadian Real Estate Investment Trust	3,150	84,582
CapitaMall Trust	85,600	211,644
Cominar Real Estate Investment Trust	2,300	47,016
Corporate Office Properties Trust SBI MD	1,200	54,816
DB RREEF Trust	153,170	213,702
Derwent Valley Holdings PLC	4,500	192,567
Developers Diversified Realty Corp.	2,650	166,685
Digital Realty Trust, Inc.	4,500	179,550
Dundee Real Estate Investment Trust	2,100	72,213
Equity Inns, Inc.	3,000	49,140
Equity Residential	4,350	209,801
Essex Property Trust, Inc.	375	48,555
Eurocastle Investment Ltd.	3,800	197,972
Federal Realty Investment Trust	650	58,903
FelCor Lodging Trust, Inc.	3,800	98,686
First Industrial Realty Trust, Inc.	600	27,180
Forest City Enterprises, Inc.-Class A	2,850	188,613
General Growth Properties, Inc.	3,475	224,381

General Property Group	45,200	180,501
Great Portland Estates PLC	8,700	132,916
H&R Real Estate Investment	1,700	36,253
Hammerson PLC	5,350	182,923
Hang Lung Properties Ltd.	72,000	199,889
Health Care Property Investors, Inc.	5,300	190,959
Highland Hospitality Corp.	4,000	71,200
ING Office Fund	110,600	140,379
IVG Immobilien AG	3,600	172,849
Japan Real Estate Investment-Class A	14	185,525
Keppel Land Ltd.	35,000	217,939
Kerry Properties Ltd.	64,287	329,707
Kimco Realty Corp.	4,450	216,893
Klepierre	1,115	215,857
Land Securities Group PLC	10,041	424,346
LaSalle Hotel Properties	1,000	46,360
Macquarie Goodman Group	20,283	114,605
Maguire Properties, Inc.	2,700	96,012
Mid-America Apartment Communities, Inc.	2,250	126,585
Mirvac Group	23,542	99,689
Mitsubishi Estate Co., Ltd.	8,000	261,632
Mitsui Fudosan Co., Ltd.	18,100	529,124
Multiplex Group	21,500	77,708
Nationwide Health Properties, Inc.	1,500	46,890
New World Development Co., Ltd.	149,807	338,339
Nippon Building Fund, Inc.-Class A	13	215,202
Nomura Real Estate Office Fund, Inc.-Class A	24	307,737
Norwegian Property ASA	7,900	93,734
NTT Urban Development Corp.	60	139,962
Omega Healthcare Investors, Inc.	4,300	73,745
Primaris Retail Real Estate Investment Trust	1,750	30,801
ProLogis	5,725	371,724
Public Storage, Inc.	3,250	307,678
RioCan Real Estate Investment Trust	11,275	184,498
Rodamco Europe NV	530	73,916
Simon Property Group, Inc.	4,100	456,125
Sino Land Co.	182,561	391,929
SL Green Realty Corp.	1,450	198,911
Slough Estates PLC	4,700	72,493
Stockland	6,079	40,054
Strategic Hotels & Resorts, Inc.	4,400	100,628
Sumitomo Realty & Development	10,000	377,702
Sun Hung Kai Properties Ltd.	19,700	227,663
Tanger Factory Outlet Centers	2,050	82,800
Taubman Centers, Inc.	2,850	165,272
UDR, Inc.	2,550	78,081
Unibail	1,925	585,247

Vornado Realty Trust	2,150	256,581
Westfield Group	18,489	307,234

		13,970,568

		14,716,958

Consumer Cyclical - 6.9%
Appliances & Household Durables - 0.1%
Black & Decker Corp.	1,400	114,268
Newell Rubbermaid, Inc.	1,900	59,071

		173,339

Broadcasting & Publishing - 2.5%
CBS Corp.-Class B	6,800	208,012
Comcast Corp.-Class A (a)	4,950	128,453
Comcast Corp.-Special-Class A (a)	35,950	915,647
Gannett Co., Inc.	2,000	112,580
Google, Inc.-Class A (a)	3,590	1,644,794
Grupo Televisa, SA (ADR)	3,700	110,260
Pearson PLC (a)	6,189	106,480
Time Warner, Inc.	20,800	410,176
Viacom, Inc.-Class B (a)	1,500	61,665
The Walt Disney Co.	1,800	61,974

		3,760,041

Business & Public Services - 0.2%
Interpublic Group of Cos., Inc. (a)	5,500	67,705
Monster Worldwide, Inc. (a)	4,400	208,428

		276,133

Leisure & Tourism - 1.6%
Accor, SA	1,968	188,307
Aristocrat Leisure Ltd.	1,874	24,814
Hilton Hotels Corp.	9,200	330,832
Host Hotels & Resorts, Inc.	7,229	190,195
Las Vegas Sands Corp. (a)	2,200	190,542
McDonald’s Corp.	18,000	810,900
Starwood Hotels & Resorts Worldwide, Inc.	9,175	594,999
Wynn Resorts Ltd.	700	66,402

		2,396,991

Merchandising - 2.0%
Dollar Tree Stores, Inc. (a)	900	34,416
eBay, Inc. (a)	8,800	291,720
Esprit Holdings Ltd.	14,500	169,911
Federated Department Stores, Inc.	5,100	229,755
The Gap, Inc.	8,400	144,564
J Sainsbury PLC	19,100	206,649
Kohl’s Corp. (a)	8,525	653,100
Kroger Co.	3,700	104,525
Limited Brands, Inc.	3,650	95,119
Office Depot, Inc. (a)	3,300	115,962
Safeway, Inc.	5,600	205,184
Saks, Inc.	3,400	70,856
Target Corp.	10,600	628,156

Tesco PLC	11,961	104,678

		3,054,595

Recreation & Other Consumer - 0.1%
Mattel, Inc.	3,900	107,523
Moody’s Corp.	1,100	68,266

		175,789

Textiles & Apparel - 0.4%
Inditex SA	2,035	127,103
Jones Apparel Group, Inc.	3,300	101,409
Nike, Inc.-Class B	1,800	191,268
VF Corp.	2,000	165,240

		585,020

		10,421,908

Technology/Electronics - 6.4%
Data Processing - 4.0%
Adobe Systems, Inc. (a)	8,000	333,600
Akamai Technologies, Inc. (a)	6,550	326,976
Apple, Inc. (a)	17,400	1,616,634
Canon, Inc.	6,750	362,436
CapGemini, SA	3,197	243,334
Capita Group PLC	9,781	131,526
Dell, Inc. (a)	3,600	83,556
Electronic Data Systems Corp.	3,200	88,576
Hewlett-Packard Co.	24,200	971,388
Infosys Technologies Ltd.	2,422	111,944
International Business Machines Corp.	1,925	181,451
Microsoft Corp.	24,700	688,389
Network Appliance, Inc. (a)	12,000	438,240
Sanmina-SCI Corp. (a)	9,400	34,028
Solectron Corp. (a)	19,800	62,370
Sun Microsystems, Inc. (a)	51,800	311,318

		5,985,766

Electrical & Electronics - 1.6%
Broadcom Corp.-Class A (a)	20,100	644,607
Cisco Systems, Inc. (a)	42,450	1,083,748
Compal Electronics, Inc.	56,000	47,306
Foxconn Technology Co., Ltd.	2,250	25,437
Lexmark International, Inc.-Class A (a)	2,300	134,458
Nokia OYJ (a)	7,626	175,718
QUALCOMM, Inc.	4,200	179,172
Siliconware Precision Industries Co.	36,000	68,102
Tech Data Corp. (a)	1,400	50,134

		2,408,682

Electronic Components & Instruments - 0.8%
Arrow Electronics, Inc. (a)	950	35,862
AU Optronics Corp.	85,000	121,034
Avnet, Inc. (a)	2,500	90,350
DST Systems, Inc. (a)	1,200	90,240
Flextronics International Ltd. (a)	1,300	14,222

NVIDIA Corp. (a)	11,300	325,214
Samsung Electronics Co., Ltd.	140	83,471
Sharp Corp.	11,000	211,527
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,212	56,029
Taiwan Semiconductor Manufacturing Co., Ltd.	26,000	52,911
United Microelectronics Corp. (a)	283,114	161,464

		1,242,324

		9,636,772

Capital Equipment - 4.6%
Aerospace & Defense - 1.5%
BAE Systems PLC	16,900	153,197
Boeing Co.	13,850	1,231,404
European Aeronautic Defence & Space Co., NV	7,120	221,327
Lockheed Martin Corp.	1,000	97,020
Northrop Grumman Corp.	2,350	174,417
Rockwell Collins, Inc.	3,550	237,601
Spirit Aerosystems Holdings, Inc.-Class A (a)	6,700	213,395

		2,328,361

Automobiles - 1.4%
Autoliv, Inc.	2,300	131,353
BorgWarner, Inc.	1,375	103,703
Compagnie Generale des Etablissements Michelin-Class B	2,200	243,238
Denso Corp.	4,900	181,386
Fiat SpA	7,958	201,720
Hyundai Mobis	1,710	146,724
Johnson Controls, Inc.	1,100	104,082
Renault SA	3,300	386,752
Toyota Motor Corp.	8,600	550,752

		2,049,710

Industrial Components - 0.3%
Eaton Corp.	2,000	167,120
NGK Insulators Ltd.	13,000	266,683

		433,803

Machinery & Engineering - 0.4%
ABB Ltd.	15,227	262,004
Atlas Copco AB-Class A	4,076	135,492
Cummins, Inc.	700	101,304
Sumitomo Heavy Industries Ltd.	8,800	87,352

		586,152

Multi-Industry - 1.0%
Fluor Corp.	3,500	314,020
General Electric Co.	31,200	1,103,232
SPX Corp.	1,425	100,035

		1,517,287

		6,915,313

Medical - 4.3%
Health & Personal Care - 4.3%
Abbott Laboratories	9,900	552,420
Alcon, Inc.	7,775	1,024,901
AmerisourceBergen Corp.-Class A	1,700	89,675
AstraZeneca PLC	3,000	161,727
Cardinal Health, Inc.	800	58,360
Daiichi Sankyo Co., Ltd.	4,700	143,843
Genentech, Inc. (a)	5,450	447,554
Gilead Sciences, Inc. (a)	13,250	1,013,625
GlaxoSmithKline PLC	1,800	49,686
International Flavors & Fragrances, Inc.	1,550	73,191
McKesson Corp.	800	46,832
Merck & Co. Inc.	9,600	424,032
Merck KGaA	1,357	175,237
Nobel Biocare Holding AG (a)	578	210,828
Pfizer, Inc.	35,600	899,256
Roche Holding AG	2,262	401,813
Sanofi-Aventis	2,600	226,236
Schering-Plough Corp.	6,000	153,060
Tenet Healthcare Corp. (a)	6,000	38,580
Ventas, Inc.	5,400	227,502

		6,418,358

Energy - 4.0%
Energy Equipment & Services - 0.7%
Halliburton Co.	19,550	620,517
Schlumberger Ltd.	5,800	400,780

		1,021,297

Energy Sources - 3.3%
BP PLC	7,100	76,742
Chevron Corp.	11,000	813,560
China Petroleum & Chemical Corp.-Class H	160,000	135,056
China Shenhua Energy Co., Ltd.-Class H	52,000	124,797
ConocoPhillips	6,600	451,110
ENI SpA	13,492	439,054
Exxon Mobil Corp.	20,000	1,509,000
LUKOIL (ADR)	853	73,699
Marathon Oil Corp.	2,800	276,724
MOL Hungarian Oil and Gas NyRt	900	103,071
Occidental Petroleum Corp.	800	39,448
Petroleo Brasileiro SA (NY) (ADR)	3,200	285,920
Repsol YPF SA	4,300	144,895
Royal Dutch Shell PLC-Class A	3,890	129,379
Total SA	4,640	324,153

		4,926,608

		5,947,905

Consumer Staples - 3.3%
Beverages & Tobacco - 0.9%
Altria Group, Inc.	6,100	535,641

Cia de Bebidas das Americas (ADR)	1,300	71,448
The Coca-Cola Co.	2,000	96,000
Coca-Cola Enterprises, Inc.	6,100	123,525
Kraft Foods, Inc.-Class A	4,800	151,968
Molson Coors Brewing Co.-Class B	1,900	179,778
PepsiCo, Inc.	1,150	73,094
UST, Inc.	1,500	86,970

		1,318,424

Food & Household Products - 2.4%
Clorox Co.	2,500	159,225
Colgate-Palmolive Co.	1,900	126,901
ConAgra Foods, Inc.	4,100	102,131
Essilor International, SA	1,608	184,971
General Mills, Inc.	2,425	141,183
Groupe Danone	713	116,656
Kellogg Co.	3,100	159,433
Kimberly-Clark Corp.	2,025	138,692
Nestle, SA	974	379,547
Procter & Gamble Co.	23,925	1,511,103
Reckitt Benckiser PLC	2,799	145,965
Sara Lee Corp.	8,700	147,204
WM Wrigley Jr Co.	5,850	297,941

		3,610,952

		4,929,376

Industrial Commodities - 3.0%
Chemicals - 1.2%
BASF AG	2,400	269,487
Bayer AG	4,115	263,195
Dow Chemical Co.	6,500	298,090
E.I. Du Pont de Nemours & Co.	3,200	158,176
Lubrizol Corp.	1,525	78,583
Mitsui Chemicals, Inc.	12,400	108,049
Monsanto Co.	10,500	577,080
PPG Industries, Inc.	1,575	110,738

		1,863,398

Forest & Paper - 0.2%
Smurfit-Stone Container Corp. (a)	7,000	78,820
Temple-Inland, Inc.	3,100	185,194

		264,014

Metal - Nonferrous - 0.5%
MMC Norilsk Nickel (ADR)	447	82,918
Rio Tinto PLC	1,626	92,851
Xstrata PLC	10,352	531,656

		707,425

Metal - Steel - 0.5%
JFE Holdings, Inc.	5,700	336,569
Mittal Steel Co. NV (Euronext Amsterdam)	4,168	221,635
POSCO	500	208,442

		766,646

Miscellaneous Materials - 0.6%
Avery Dennison Corp.	1,700	109,242
Bemis, Inc.	2,700	90,153
Cia Vale do Rio Doce (ADR)	5,500	203,445
Crown Holdings, Inc. (a)	4,600	112,516
Nitto Denko Corp.	5,600	262,477
Owens-Illinois, Inc. (a)	3,300	85,041
Sonoco Products Co.	2,200	82,676

		945,550

		4,547,033

Telecommunications - 2.2%
Telecommunications - 2.2%
America Movil SAB de CV Series L (ADR)	8,550	408,604
American Tower Corp.-Class A (a)	1,100	42,845
AT&T, Inc.	22,100	871,403
China Mobile Ltd.	7,000	62,965
China Netcom Group Corp Ltd.	59,000	153,372
Crown Castle International Corp. (a)	2,800	89,964
Embarq Corp.-Class W	370	20,849
NII Holdings, Inc. (a)	800	59,344
Nippon Telegraph & Telephone Corp.	25	132,060
Sprint Nextel Corp.	16,200	307,152
Telefonica SA	5,609	124,210
TeliaSonera AB	14,173	122,959
Verizon Communications, Inc.	15,600	591,552
Vodafone Group PLC	87,525	234,029

		3,221,308

Utilities - 0.9%
Utility (Electric & Gas) - 0.9%
Allegheny Energy, Inc. (a)	1,800	88,452
Constellation Energy Group, Inc.	2,200	191,290
E.ON AG	2,000	270,769
Entergy Corp.	900	94,428
International Power PLC	16,565	129,475
Northeast Utilities	2,100	68,817
Pinnacle West Capital Corp.	1,800	86,850
RWE AG	1,960	207,228
TXU Corp.	2,400	153,840
Wisconsin Energy Corp.	2,350	114,022

		1,405,171

Transportation - 0.3%
Transportation - Airlines - 0.2%
Air France-KLM	3,200	146,362
Deutsche Lufthansa AG	4,600	125,045
easyJet PLC (a)	4,406	60,056

		331,463

Transportation - Shipping - 0.1%
Mitsui OSK Lines Ltd.	16,000	177,158

		508,621

Total Common Stocks (cost $79,986,602)		94,487,301

	Principal Amount (000)
MORTGAGE PASS-THROUGHS - 15.2%
Fixed Rate 30-Year - 11.3%
Federal Home Loan Mortgage Corporation
4.50%, TBA	$1,030	968,200
Series 2007 7.00%, 2/01/37	708	730,242
Federal National Mortgage Association
5.00%, 2/01/37	150	144,938
6.50%, TBA	2,510	2,560,200
Series 2004 5.50%, 11/01/34	506	501,276
Series 2005 5.50%, 7/01/35	277	274,656
Series 2006 5.00%, 2/01/36	990	957,153
5.50%, 1/01/36 - 11/01/36	6,659	6,596,109
6.50%, 8/01/36 - 12/01/36	1,417	1,445,489
Series 2007 5.00%, 2/01/37	249	240,794
5.50%, 5/01/36	1,020	1,010,414
Government National Mortgage Association
5.50%, TBA	1,610	1,599,434

		17,028,905

Fixed Rate 15-Year - 1.9%
Federal National Mortgage Association
4.50%, TBA	170	164,528
5.00%, 2/01/22	160	157,784
Series 2005 4.50%, 5/01/20 - 11/01/20	1,229	1,190,081
5.00%, 4/01/19 - 10/01/20	741	731,737
Series 2006 4.50%, 6/01/21	119	114,914
5.00%, 3/01/20 - 12/01/21	487	481,035

		2,840,079

Agency ARMS - 1.4%
Federal Home Loan Mortgage Corporation
Series 2006 5.839%, 12/01/36 (b)	1,257	1,266,423
Federal National Mortgage Association
Series 2005 4.179%, 9/01/35 (b)	143	143,715

Series 2006 5.487%, 5/01/36 (b)		48	48,841
5.801%, 3/01/36 (b)		162	164,023
5.871%, 11/01/36 (b)		123	123,841
5.928%, 6/01/36 (b)		121	122,226
Series 2007 5.781%, 1/01/37 (b)		175	177,185

			2,046,254

Non-Agency ARMS - 0.6%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1 5.398%, 2/25/36 (c)		229	228,431
Series 2006-3, Class 22A1 6.225%, 5/25/36 (c)		72	73,172
Series 2007-1, Class 21A1 5.751%, 1/25/47 (c)		74	74,685
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4 5.108%, 5/25/35 (c)		142	141,323
Series 2006-AR1, Class 3A1 5.50%, 3/25/36 (b)		161	161,510
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1 6.252%, 5/25/36 (c)		95	96,594
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A 5.236%, 8/25/35 (c)		94	94,130

			869,845

Total Mortgage Pass-Throughs (cost $22,791,485)			22,785,083

NON-DOLLAR - 3.6%
Government-Related Agencies - 2.2%
Japan Fin Corp Muni Ent
Series INTL 1.55%, 2/21/12 (d)	JPY	253,000	2,180,655
Kreditanstalt fuer Wiederaufbau
1.75%, 3/23/10 (d)		114,000	990,159
Series INTL 1.85%, 9/20/10 (d)		17,000	148,325

			3,319,139

Government-Related Sovereigns - 1.4%
Government of Sweden
Series 1043 5.00%, 1/28/09 (d)	SEK	1,575	230,268
Series 1045 5.25%, 3/15/11 (d)		4,485	672,994

Mexican Bonos
Series M7 8.00%, 12/24/08 (d)	MXN	3,990	365,657
Series MI10 8.00%, 12/19/13 (d)		7,245	674,187
9.00%, 12/20/12		1,790	174,001

			2,117,107

Total Non-Dollar (cost $5,347,104)			5,436,246

GOVERNMENT-RELATED-NON U.S. ISSUERS - 0.8%
Sovereigns - 0.8%
Russian Federation
7.50%, 3/31/30 (d)(e)		$721	818,039
United Mexican States
5.625%, 1/15/17 (d)		414	417,312

Total Government-Related - Non U.S. Issuers (cost $1,205,927)			1,235,351

GOVERNMENT-RELATED - U.S. AGENCIES - 0.1%
Agency Debentures - 0.1%
Federal National Mortgage Association
Series 2005 3.875%, 2/15/10 (cost $196,064)		200	195,223

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%
Non-Agency Fixed Rate CMBS- 4.0%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2 5.787%, 5/11/35		170	173,423
Series 2004-4, Class A3 4.128%, 7/10/42		200	195,437
Series 2004-6, Class A2 4.161%, 12/10/42		140	136,696
Series 2005-6, Class A4 5.182%, 9/10/47 (c)		115	114,262
Series 2006-5, Class A4 5.414%, 9/10/47		205	205,428
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4 5.356%, 4/15/40 (c)		110	111,975
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2 3.861%, 3/15/36		45	44,242
Series 2004-C1, Class A4 4.75%, 1/15/37		70	67,956
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3 5.828%, 6/15/38 (c)		190	196,939

Series 2006-C4, Class A3 5.467%, 9/15/39	235	236,139
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX 4.863%, 7/10/45	360	356,873
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class C 6.878%, 5/03/18 (e)	605	645,487
Series 2004-GG2, Class A6 5.396%, 8/10/38 (c)	80	80,502
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2 4.302%, 1/15/38	60	58,093
Series 2005-LDP3, Class A2 4.851%, 8/15/42	100	99,008
Series 2005-LDP4, Class A2 4.79%, 10/15/42	210	207,541
Series 2005-LDP5, Class A2 5.198%, 12/15/44	60	60,028
Series 2006-CB14, Class A4 5.481%, 12/12/44 (c)	50	50,481
Series 2006-CB15, Class A4 5.814%, 6/12/43 (c)	110	113,988
Series 2006-CB16, Class A4 5.552%, 5/12/45	200	203,468
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4 4.166%, 5/15/32	150	141,779
Series 2004-C4, Class A4 5.133%, 6/15/29 (c)	40	40,454
Series 2004-C8, Class A2 4.201%, 12/15/29	125	122,119
Series 2005-C1, Class A4 4.742%, 2/15/30	120	115,884
Series 2005-C7, Class A4 5.197%, 11/15/30 (c)	50	49,549
Series 2006-C3, Class A4 5.661%, 3/15/39 (c)	285	291,495
Series 2006-C4, Class A4 5.899%, 6/15/38 (c)	190	198,089
Series 2006-C6, Class A4 5.372%, 9/15/39	225	226,240
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6 5.244%, 11/12/37 (c)	40	39,973

Series 2005-MKB2, Class A2 4.806%, 9/12/42	320	316,958
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4 5.91%, 6/12/46 (c)	110	114,905
Series 2006-3, Class A4 5.414%, 7/12/46 (c)	195	195,698
Series 2007-6, Class A4 5.485%, 3/12/51 (c)	260	261,427
Morgan Stanley Capital I
Series 2004-HQ4, Class A5 4.59%, 4/14/40	190	185,442
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3 5.246%, 12/15/43	345	345,452

Total Commercial Mortgage-Backed Securities (cost $5,938,698)		6,003,430

CORPORATES - INVESTMENT GRADE - 3.5%
Industrial - 2.2%
Basic - 0.1%
The Dow Chemical Co.
7.375%, 11/01/29	10	11,130
International Paper Co.
5.30%, 4/01/15	55	52,752
International Steel Group, Inc.
6.50%, 4/15/14	60	62,475
Ispat Inland ULC
9.75%, 4/01/14	25	27,590
Lubrizol Corp.
4.625%, 10/01/09	20	19,758
Westvaco Corp.
8.20%, 1/15/30	15	16,507
Weyerhaeuser Co.
5.95%, 11/01/08	35	35,306

		225,518

Capital Goods - 0.2%
Boeing Capital Corp.
4.75%, 8/25/08	35	34,828
Textron Financial Corp.
4.125%, 3/03/08	80	79,229
Tyco International Group, SA
6.00%, 11/15/13	85	89,351
Waste Management, Inc.
6.875%, 5/15/09	40	41,249

		244,657

Communications - Media - 0.3%
British Sky Broadcasting PLC
8.20%, 7/15/09	20	21,266

Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	55	71,423
Comcast Cable Communications, Inc.
6.20%, 11/15/08	40	40,604
6.875%, 6/15/09	50	51,767
Comcast Corp.
5.30%, 1/15/14	40	39,460
5.50%, 3/15/11	50	50,547
Cox Enterprises, Inc.
4.375%, 5/01/08 (e)	40	39,375
News America, Inc.
6.55%, 3/15/33	45	46,017
RR Donnelley & Sons Co.
4.95%, 4/01/14	25	23,491
Time Warner Entertainment Co.
8.375%, 3/15/23	100	118,207
WPP Finance Corp.
5.875%, 6/15/14	25	25,305

		527,462

Communications - Telecommunications - 0.8%
AT&T Corp.
7.30%, 11/15/11	40	43,422
8.00%, 11/15/31	15	18,537
British Telecommunications PLC
8.625%, 12/15/10	100	111,626
CenturyTel, Inc.
5.00%, 2/15/15	96	89,474
Series G 6.875%, 1/15/28	60	58,880
Embarq Corp.
6.738%, 6/01/13	5	5,162
7.082%, 6/01/16	145	147,834
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	95	103,951
8.75%, 3/01/31	50	64,497
Sprint Capital Corp.
8.375%, 3/15/12	120	133,887
Telecom Italia Capital, SA
4.00%, 1/15/10	120	115,936
6.00%, 9/30/34	65	58,859
TELUS Corp.
7.50%, 6/01/07	120	120,380
Verizon Global Funding Corp.
4.90%, 9/15/15	35	33,550
Verizon New Jersey, Inc.
Series A 5.875%, 1/17/12	45	45,984
Vodafone Group PLC
5.50%, 6/15/11	60	60,646

		1,212,625

Consumer Cyclical - Automotive - 0.0%
DaimlerChrysler North America
4.875%, 6/15/10	25	24,746

Consumer Cyclical - Other - 0.2%
Centex Corp.
5.45%, 8/15/12	34	32,804
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	81	84,419
7.875%, 5/01/12	84	90,271
Toll Brothers Finance Corp.
6.875%, 11/15/12	40	40,956

		248,450

Consumer Non - Cyclical - 0.3%
Altria Group, Inc.
7.75%, 1/15/27	60	71,712
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (e)	110	106,431
ConAgra Foods, Inc.
7.875%, 9/15/10	19	20,568
Kraft Foods, Inc.
4.125%, 11/12/09	115	112,031
The Kroger Co.
7.80%, 8/15/07	45	45,383
Safeway, Inc.
4.125%, 11/01/08	18	17,702
4.80%, 7/16/07	20	19,950
6.50%, 3/01/11	15	15,584
Wyeth
5.50%, 2/01/14	40	40,244

		449,605

Energy - 0.1%
Amerada Hess Corp.
7.875%, 10/01/29	55	63,443
Valero Energy Corp.
6.875%, 4/15/12	45	47,920

		111,363

Technology - 0.2%
Electronic Data Systems Corp.
Series B 6.50%, 8/01/13	145	148,139
IBM Corp.
4.375%, 6/01/09	20	19,774
Motorola, Inc.
6.50%, 9/01/25	70	69,028
7.50%, 5/15/25	15	16,462
7.625%, 11/15/10	5	5,366

		258,769

		3,303,195

Financial Institutions - 0.8%
Banking - 0.2%
Bank of America Corp.
4.50%, 8/01/10	100	98,585

Citigroup, Inc.
4.625%, 8/03/10	75	74,172
5.48%, 6/09/09 (b)	20	20,046
JPMorgan Chase & Co.
6.75%, 2/01/11	80	84,128
Wells Fargo & Co.
4.20%, 1/15/10	35	34,242
Zions Bancorporation
5.50%, 11/16/15	35	34,406

		345,579

Brokerage - 0.1%
Goldman Sachs Group, Inc.
4.75%, 7/15/13	35	33,733
Merrill Lynch & Co., Inc.
4.79%, 8/04/10	105	103,943

		137,676

Finance - 0.3%
Countrywide Home Loans, Inc.
4.00%, 3/22/11	65	61,616
4.25%, 12/19/07	55	54,519
General Electric Capital Corp.
4.375%, 11/21/11	25	24,295
6.75%, 3/15/32	60	67,982
HSBC Finance Corp.
6.50%, 11/15/08	80	81,567
7.00%, 5/15/12	40	42,926
iStar Financial, Inc.
5.15%, 3/01/12	20	19,619
SLM Corp.
4.50%, 7/26/10	55	53,900

		406,424

Insurance - 0.2%
Assurant, Inc.
5.625%, 2/15/14	35	34,973
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	50	48,601
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (e)	35	34,905
WellPoint, Inc.
3.50%, 9/01/07	65	64,461
3.75%, 12/14/07	16	15,821
4.25%, 12/15/09	80	78,366

		277,127

REITS - 0.0%
Simon Property Group LP
6.375%, 11/15/07	30	30,165

		1,196,971

Utility - 0.5%
Electric - 0.5%
Carolina Power & Light Co.
6.50%, 7/15/12	65	68,947
Consumers Energy Co.
Series C 4.25%, 4/15/08	25	24,738
Exelon Corp.
6.75%, 5/01/11	25	26,066
FirstEnergy Corp.
Series B 6.45%, 11/15/11	65	68,130
Series C 7.375%, 11/15/31	85	96,566
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	30	30,886
Nisource Finance Corp.
7.875%, 11/15/10	40	43,353
Pacific Gas & Electric Co.
4.80%, 3/01/14	65	63,028
Progress Energy, Inc.
7.10%, 3/01/11	19	20,282
Public Service Company of Colorado
7.875%, 10/01/12	30	33,777
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (e)	238	245,798

		721,571

Natural Gas - 0.0%
Duke Energy Field Services Corp.
7.875%, 8/16/10	15	16,205
Enterprise Products Operating L.P.
Series B 5.60%, 10/15/14	25	24,943

		41,148

		762,719

Total Corporates - Investment Grade (cost $5,274,444)		5,262,885

U.S. TREASURIES - 3.8%
U.S. Treasury Bonds
4.50%, 2/15/36	2,270	2,140,183
8.75%, 5/15/17	2,135	2,822,370
U.S. Treasury Notes
4.875%, 5/31/11	683	691,484

Total U.S. Treasuries (cost $5,613,385)		5,654,037

ASSET-BACKED SECURITIES - 1.5%
Home Equity Loans - Fixed Rate - 0.5%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3 5.81%, 2/25/37 (c)	275	276,037
Credit-Based Asset Servicing and Securities, Inc.
Series 2003-CB1, Class AF 3.45%, 1/25/33	35	34,452
Series 2005-CB7, Class AF2 5.147%, 11/25/35	170	168,960
Home Equity Mortgage Trust
Series 2005-4, Class A3 4.742%, 1/25/36	95	94,050
Series 2006-1, Class A2 5.30%, 5/25/36	30	30,000
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3 4.46%, 5/25/35	135	133,330

		736,829

Home Equity Loans - Floating Rate - 0.6%
ACE Securities Corp.
Series 2007-HE2, Class M1 5.64%, 12/25/36 (b)	95	94,289
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1 5.47%, 4/25/22 (b)	12	12,322
Series 2007-HE3, Class M1 5.77%, 4/25/37 (b)	100	99,999
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A1 5.40%, 1/25/36 (b)	32	32,033
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2 5.43%, 11/25/36 (b)	295	294,770
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 5.42%, 1/25/37 (b)	195	194,787
RAAC Series
Series 2006-SP3, Class A1 5.40%, 8/25/36 (b)	65	64,932
Residential Asset Securities Corp.
Series 2003-KS3, Class A2 5.92%, 5/25/33 (b)	4	3,691
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2A 5.40%, 12/25/36 (b)	33	32,528
Structured Asset Investment Loan Trust
Series 2006-1, Class A1 5.40%, 1/25/36 (b)	87	86,848

		916,199

Autos - Fixed Rate - 0.2%
Capital Auto Receivables Asset Trust
Series 2005-SN1A, Class A3A 4.10%, 6/15/08	236	235,787
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3 4.32%, 8/15/09	109	108,856

		344,643

Credit Cards - Fixed Rate - 0.2%
MBNA Credit Card Master Note Trust
Series 2003-A6, Class A6 2.75%, 10/15/10	85	82,811
Providian Gateway Master Trust
Series 2004-DA, Class A 3.35%, 9/15/11 (e)	120	118,947

		201,758

Total Asset Backed Securities (cost $2,190,079)		2,199,429

EMERGING MARKET - NON-INVESTMENT GRADE - 0.6%
Sovereign - 0.6%
Republic of Brazil
8.25%, 1/20/34 (d)	570	715,350
Republic of Peru
7.35%, 7/21/25 (d)	215	244,670

Total Emerging Market Non - Investment Grade (cost $881,992)		960,020

MORTGAGE CMOS - 0.6%
Non - Agency Fixed Rate - 0.3%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1 5.25%, 8/25/36 (c)	128	126,116
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1 6.00%, 1/25/37	171	172,053
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11, Class A4 5.529%, 8/25/36 (c)	178	177,630

		475,799

Non - Agency Adjustable Rate - 0.3%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1 5.983%, 12/25/35 (b)	81	80,975

Series 2006-OA14, Class 3A1 5.833%, 11/25/46 (b)	206	205,107
Series 2007-OA3, Class M1 5.63%, 4/25/47 (b)	75	74,886
Washington Mutual, Inc.
Series 2005-AR2, Class 2A22 5.54%, 1/25/45 (b)	8	7,745

		368,713

Total Mortgage CMOs (cost $844,856)		844,512

CORPORATES - NON-INVESTMENT GRADE - 0.4%
Industrial - 0.4%
Basic - 0.1%
Ineos Group Holdings PLC
8.50%, 2/15/16 (e)	75	71,812
Packaging Corp. of America
5.75%, 8/01/13	30	29,622

		101,434

Communications - Media - 0.1%
Cablevision Systems Corp.
Series B 8.00%, 4/15/12	45	45,675
Clear Channel Communications, Inc.
5.50%, 9/15/14	85	75,251
DIRECTV Holdings LLC
6.375%, 6/15/15	40	38,000

		158,926

Communications - Telecommunications - 0.1%
Qwest Communications International, Inc.
7.50%, 2/15/14	25	25,750
Series B 7.50%, 2/15/14	15	15,450
Qwest Corp.
8.875%, 3/15/12	10	11,050

		52,250

Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co.
7.375%, 10/28/09	160	159,706

Consumer Cyclical - Other - 0.0%
MGM Mirage
8.375%, 2/01/11	40	42,100

Transportation Services - 0.0%
Hertz Corp.
8.875%, 1/01/14	35	37,713

		552,129

Utility - 0.0%
Electric - 0.0%
NRG Energy, Inc.	5	5,125
7.25%, 2/01/14
7.375%, 2/01/16	35	35,963

		41,088

Natural Gas - 0.0%
Williams Cos, Inc.	40	44,000
7.875%, 9/01/21

		85,088

Total Corporates Non-Investment Grade (cost $645,947)		637,217

SHORT-TERM INVESTMENTS - 6.0%
Time Deposit - 3.6%
The Bank of New York	5,500	5,500,000
4.25%, 4/02/07

Agency Discount Notes - 2.4%
Federal Home Loan Bank
Zero coupon, 4/11/07	1,500	1,498,077
Federal Home Loan Mortgage Corporation
Zero Coupon, 5/07/07	2,110	2,099,497

		3,597,574

Total Short-Term Investments (cost $9,097,583)		9,097,574

Total Investments - 103.0% (cost $140,014,166)		154,798,308
Other assets less liabilities - (3.0)%		(4,514,270)

Net Assets - 100.0%		$150,284,038

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2007	Unrealized Appreciation
Purchased Contracts
EURO STOXX 50 Index	15	June 2007	$802,820	$823,548	$20,728

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Japanese Yen settling 4/27/07	391,765	$3,339,881	$3,336,251	$3,629
Japanese Yen settling 7/27/07	12,357	105,178	105,232	(53)
Mexican Nuevo Peso settling 4/02/07	8,015	717,921	726,145	(8,224)
Mexican Nuevo Peso settling 4/02/07	6,011	538,504	544,531	(6,028)
Mexican Nuevo Peso settling 5/02/07	610	55,161	55,183	(22)
Mexican Nuevo Peso settling 5/02/07	14,026	1,267,548	1,268,866	(1,318)
Swedish Krona settling 4/26/07	6,837	983,635	980,309	3,326

(a)	Non-income producing security.
(b)	Floating Rate Security. Stated interest rate was in effect at March 31, 2007.
(c)	Variable rate coupon, rate shown as of March 31, 2007.
(d)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $7,457,616.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate market value of these securities amounted to $2,080,794 or 1.4% of net assets.

An amount equivalent to U.S. $8,015 has been segregated to collateralize margin requirements for the futures at March 31, 2007.

Currency Abbreviations:

JPY	—	Japanese Yen
MXN	—	Mexico Nuevo Peso
SEK	—	Swedish Krona

Glossary:

ADR	—	American Depositary Receipt
TBA	—	To Be Announced

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Variable Products Series

Fund

Global Bond Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENT-RELATED - SOVEREIGNS -43.5%
Australia Government Bond
Series 121 5.25%, 8/15/10 (a)	AUD	3,481	$2,739,945
Bundesrepublik Deutschland
Series 03 4.75%, 7/04/34 (a)	EUR	981	1,412,470
Series 05 3.50%, 1/04/16 (a)		684	878,174
Germany (Federal Republic of)
Series 97 6.50%, 7/04/27 (a)		577	1,001,955
Government of Australia
Series 808 8.75%, 8/15/08 (a)	AUD	1,771	1,478,590
Government of Canada
5.00%, 6/01/14 (a)	CAD	454	415,962
Government of France
3.50%, 4/25/15 (a)	EUR	1,018	1,307,262
Government of Japan Ten Year Bond
Series 252 1.00%, 6/20/13 (a)	JPY	16,550	137,847
Government of Norway
6.00%, 5/16/11 (a)	NOK	500	86,405
Government of Sweden
Series 1043 5.00%, 1/28/09 (a)	SEK	4,200	614,049
Japan Government Ten Year Bond
Series 257 1.30%, 12/20/13 (a)	JPY	240,300	2,030,725
Japan Government Twenty Year Bond
Series 41 1.50%, 3/20/19 (a)		190,000	1,564,885
Kingdom of Belgium
Series 31 5.50%, 3/28/28	EUR	1,010	1,573,252

New Zealand Government Bond
Series 708 6.00%, 7/15/08 (a)	NZD	1,066	751,023
Singapore
3.75%, 9/01/16 (a)	SGD	292	205,554
United Kingdom
7.25%, 12/07/07 (a)	GBP	303	602,935
United Kingdom Gilt
4.00%, 9/07/16 (a)		120	219,261
5.00%, 3/07/12 (a)		401	781,609

Total Government-Related - Sovereigns (cost $17,410,085)			17,801,903

U.S. TREASURIES - 16.5%
U.S. Treasury Bonds
5.375%, 2/15/31 (a)	US$	315	335,819
U.S. Treasury Notes
4.00%, 3/15/10 (a)		343	337,976
4.125%, 8/15/10 (a)		1,483	1,464,347
4.625%, 11/15/16 (a)		4,638	4,624,411

Total U.S. Treasuries (cost $6,777,784)			6,762,553

GOVERNMENT-RELATED - AGENCIES - 13.2%
Development Bank of Japan
2.30%, 3/19/26 (a)	JPY	20,000	173,768
Japan Fin Corp Muni Ent
Series INTL
1.35%, 11/26/13 (a)		147,000	1,243,313
Kreditanstalt fuer Wiederaufbau
1.35%, 1/20/14 (a)		243,000	2,051,620
Landwirtschaftliche Rentenbank
1.375%, 4/25/13 (a)		229,000	1,938,390

Total Government-Related - Agencies (cost $5,461,771)			5,407,091

CORPORATES - INVESTMENT GRADES - 5.6%
Financial Institutions - 4.3%
Banking - 1.5%
Barclays Bank PLC
5.75%, 9/14/26 (a)	GBP	75	152,512
Citigroup, Inc.
4.625%, 8/03/10 (a)	US$	107	105,819
National Westminster Bank
6.50%, 9/07/21 (a)	GBP	50	107,165
Suntrust Bank
Series CD 5.49%, 6/02/09 (a)(b)	US$	250	250,400

			615,896

Finance - 2.5%
International Lease Finance Corp.
3.50%, 4/01/09 (a)		350	339,442
Pershing Road Development Co. LLC
5.76%, 9/01/26 (a)(b)(c)		660	660,000

			999,442

Insurance - 0.3%
Genworth Financial, Inc.
1.60%, 6/20/11 (a)	JPY	15,000	127,046

			1,742,384

Industrial - 1.3%
Consumer Cyclical - Retailers - 0.9%
Wal-Mart Stores, Inc.
4.55%, 5/01/13 (a)	US$	375	362,326

Consumer Non-Cyclical - 0.4%
Pfizer Inc.
1.80%, 2/22/16 (a)	JPY	20,000	167,957

			530,283

Total Corporates - Investment Grades (cost $2,287,091)			2,272,667

GOVERNMENT-RELATED - U.S. AGENCIES - 4.4%
Agency Debentures - 4.4%
Federal Home Loan Mortgage Corp.
4.75%, 1/19/16 (a) (cost $1,781,325)	US$	1,810	1,779,974

INFLATION-LINKED SECURITIES - 3.1%
Government of Japan CPI Linked Bond
Series 5
0.80%, 9/10/15 (a) (cost $1,296,871)	JPY	153,058	1,267,169

GOVERNMENT-RELATED - SUPRANATIONALS - 2.4%
Bonds & Notes - 2.4%
Supranationals - 2.4%
Inter-American Development Bank
9.50%, 6/16/15 (a) (cost $900,279)	MXN	10,000	986,932

SHORT-TERM INVESTMENTS - 10.6%
Time Deposit - 7.2%
The Bank of New York
4.25%, 4/02/07	US$	540	540,000
Societe Generale
5.357%, 4/02/07		2,400	2,400,000

			2,940,000

Treasury Bills - 3.4%
United States Treasury Bill
Zero Coupon, 4/26/07 (a)	1,405	1,400,345

Total Short-Term Investments (cost $4,340,117)		4,340,345

Total Investments - 99.3% (cost $40,255,323)		40,618,634
Other assets less liabilities - 0.7%		273,088

Net Assets - 100.0%		$40,891,722

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 4/13/07	3,980	$3,390,513	$3,447,984	$57,471
Danish Krone settling 4/20/07	1,916	337,568	343,657	6,089
Euro settling 5/29/07	7,291	9,755,286	9,762,518	7,231
Great British Pound settling 5/17/07	1,018	1,968,158	2,003,124	34,966
Japanese Yen settling 5/15/07	19,627	167,493	167,533	40
Japanese Yen settling 5/15/07	130,317	1,117,646	1,112,353	(5,292)
New Zealand Dollar settling 4/19/07	53	36,431	37,632	1,201
Singapore Dollar settling 4/23/07	2,180	1,439,274	1,438,382	(892)
Swiss Franc settling 5/14/07	352	289,080	290,687	1,607
Sale Contracts:
Australian Dollar settling 5/22/07	71	55,665	57,106	(1,441)
Australian Dollar settling 5/22/07	3,425	2,696,666	2,767,305	(70,638)
Canadian Dollar settling 4/13/07	84	71,826	72,700	(874)
Canadian Dollar settling 4/13/07	3,527	2,976,463	3,055,644	(79,182)
Great British Pound settling 5/17/07	113	219,410	222,875	(3,465)
Mexican Nuevo Peso settling 4/24/07	10,927	992,683	988,932	3,751

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
New Zealand Dollar settling 4/19/07	49	$34,136	$35,124	$(988)
Singapore Dollar settling 4/23/07	2,446	1,606,656	1,614,376	(7,720)
Swedish Krona settling 5/23/07	2,291	329,019	328,953	66
Swiss Franc settling 5/14/07	352	290,284	290,687	(403)

(a)	Position, or a portion thereof, has been segregated to collateralize forward exchange currency contracts. The aggregate market value of these securities amounted to $35,411,385.
(b)	Floating Rate Security. Stated interest rate was in effect at March 31, 2007.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate market value of these securities amounted to $660,000 or 1.6% of net assets.

Currency Abbreviations:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro Dollar
GBP	—	United Kingdom Pound
JPY	—	Japanese Yen
MXN	—	Mexico Nuevo Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Glossary:

CPI	—	Consumer Price Index

AllianceBernstein Variable Products Series

Fund

Global Dollar Government Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

		Principal Amount (000)	U.S. $ Value
SOVEREIGN DEBT OBLIGATIONS - 82.9%
Argentina - 5.3%
Republic of Argentina
5.475%, 8/03/12 (a)	US$	409	$387,268
8.28%, 12/31/33 (b)		867	1,010,407
Series V
7.00%, 3/28/11		95	94,177

			1,491,852

Brazil - 14.9%
Federative Republic of Brazil
6.00%, 1/17/17		679	683,414
Republic of Brazil
7.125%, 1/20/37	BRL	1,063	1,174,615
8.00%, 1/15/18		37	41,773
8.25%, 1/20/34		861	1,080,555
8.875%, 10/14/19 - 4/15/24		832	1,060,492
11.00%, 8/17/40	US$	141	189,997

			4,230,846

Bulgaria - 0.4%
Republic of Bulgaria
8.25%, 1/15/15 ( c)		94	111,155

Colombia - 3.0%
Republic of Colombia
7.375%, 9/18/37		111	120,768
8.125%, 5/21/24		25	29,125
10.75%, 1/15/13		88	109,032
11.75%, 2/25/20		394	577,210

			836,135

Costa Rica - 0.4%
Republic of Costa Rica
8.05%, 1/31/13 (c)		53	58,088
8.11%, 2/01/12 (c)		51	55,743

			113,831

Dominican Republic - 0.4%
Dominican Republic
8.625%, 4/20/27 (c)		100	115,300

El Salvador - 0.9%
Republic of El Salvador
7.625%, 9/21/34 (c)	72	82,980
7.65%, 6/15/35 (c)	47	53,580
8.50%, 7/25/11 (c)	100	110,400

		246,960

Indonesia - 2.9%
Indonesia
6.625%, 2/17/37 (c)	100	98,875
8.50%, 10/12/35 (c)	100	122,750
Republic of Indonesia
6.75%, 3/10/14 (c)	260	270,400
7.25%, 4/20/15 (c)	59	63,425
7.50%, 1/15/16 (c)	100	109,750
8.50%, 10/12/35 (c)	122	149,450

		814,650

Jamaica - 0.4%
Government of Jamaica
10.625%, 6/20/17	95	115,330

Lebanon - 1.1%
Lebanese Republic
7.875%, 5/20/11 (c)	75	73,875
10.125%, 8/06/08 (c)	207	212,175
11.625%, 5/11/16 (c)	33	38,775

		324,825

Malaysia - 2.2%
Malaysia
7.50%, 7/15/11	303	329,415
8.75%, 6/01/09	280	300,145

		629,560

Mexico - 11.6%
United Mexican States
7.50%, 1/14/12	225	246,375
8.125%, 12/30/19	375	460,312
11.375%, 9/15/16	364	523,250
Series A
6.375%, 1/16/13	42	44,289
6.75%, 9/27/34	240	261,720
8.00%, 9/24/22	1,073	1,324,082
9.875%, 2/01/10	373	418,693

		3,278,721

Panama - 3.8%
Republic of Panama
6.70%, 1/26/36	299	310,213
7.125%, 1/29/26	173	186,840
7.25%, 3/15/15	19	20,577
8.875%, 9/30/27	94	119,756
9.375%, 7/23/12 - 4/01/29	341	430,118

		1,067,504

Peru - 3.7%
Republic of Peru
7.35%, 7/21/25	117	133,146
8.375%, 5/03/16	284	337,250
8.75%, 11/21/33	443	582,545
9.875%, 2/06/15	3	3,815

		1,056,756

Philippines - 7.6%
Republic of Philippines
7.50%, 9/25/24	105	115,369
7.75%, 1/14/31	162	182,655
8.00%, 1/15/16	100	112,625
8.25%, 1/15/14	296	331,890
8.375%, 2/15/11	11	12,007
8.875%, 3/17/15	246	288,435
9.00%, 2/15/13	177	203,815
9.50%, 10/21/24 - 2/02/30	157	207,967
9.875%, 1/15/19	237	305,493
10.625%, 3/16/25	280	396,900

		2,157,156

Russia - 12.3%
Russian Federation
5%, 3/31/30 ( c)(d)	1,174	1,331,429
Series REGS
11.00%, 7/24/18 (c)	240	346,560
Russian Ministry of Finance
Series V
3.00%, 5/14/08	1,705	1,656,067
Series VII
3.00%, 5/14/11	160	145,008

		3,479,064

South Africa - 0.5%
Republic of South Africa
7.375%, 4/25/12	142	154,248

Turkey - 4.6%
Republic of Turkey
6.875%, 3/17/36	577	551,756
7.00%, 6/05/20	450	452,813
7.375%, 2/05/25	256	263,040
8.00%, 2/14/34	30	32,662

		1,300,271

Ukraine - 0.8%
Government of Ukraine
6.58%, 11/21/16 (c)	144	146,016
7.65%, 6/11/13	80	86,744

		232,760

Uruguay - 2.2%
Republic of Uruguay
7.875%, 1/15/33 (e)	138	155,735
8.00%, 11/18/22	200	227,000
9.25%, 5/17/17	200	245,000

		627,735

Venezuela - 3.9%
Republic of Venezuela
5.75%, 2/26/16	88	82,764
6.00%, 12/09/20	39	35,612
7.00%, 12/01/18 (c)	402	407,628
7.65%, 4/21/25	120	127,260
9.25%, 9/15/27	101	126,149
10.75%, 9/19/13	58	70,818
13.625%, 8/15/18	167	247,160

		1,097,391

Total Sovereign Debt Obligations
(cost $21,619,830)		23,482,050

CORPORATE DEBT OBLIGATIONS - 13.5%
Bermuda - 0.4%
Digicel Ltd.
9.25%, 9/01/12 (c)	100	105,500

Cayman Islands - 0.3%
Vale Overseas Ltd.
6.875%, 11/21/36 ( c)	84	86,746

China - 0.4%
Chaoda Modern Agriculture
7.75%, 2/08/10 (c)	115	116,438

Germany - 0.8%
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (c)	68	73,611
Kyivstar
7.75%, 4/27/12 (c)	100	103,750
Tyumen Oil Co.
11.00%, 11/06/07 (c)	55	56,485

		233,846

Hong Kong - 0.3%
Noble Group Ltd.
6.625%, 3/17/15 (c)	100	94,254

Kazakhstan - 0.7%
Alb Finance BV
9.25%, 9/25/13 (c)	100	97,155
Tengizchevroil Finance Co.
6.124%, 11/15/14 (c)	100	99,500

		196,655

Luxembourg - 1.5%
Evraz Group SA
Series REGS
8.25%, 11/10/15 (c)	100	102,650
Gazstream SA
5.625%, 7/22/13 (c)	126	125,377
Mobile Telesystems Finance
9.75%, 1/30/08 (c)	100	103,000
Russian Standard Finance
7.50%, 10/07/10 (c)	100	96,125

		427,152

Malaysia - 1.6%
Petronas Capital Ltd.
7.00%, 5/22/12 (c)	426	459,748

Mexico - 1.2%
Monterrey Power SA de CV
9.625%, 11/15/09 (c)	45	49,398
Pemex Project Funding Master Trust
8.00%, 11/15/11	250	276,250

		325,648

Netherlands - 0.4%
Kazkommerts International BV
8.50%, 4/16/13 (c)	100	105,750

Panama - 0.3%
MMG Fiduciary (AES El Salvador)
6.75%, 2/01/16 (c)	100	99,987

Russia - 4.6%
Alfa Bond Issuance PLC
8.625%, 12/09/15	100	100,250
Gallery Capital SA
Series REGS
10.125%, 5/15/13 (c)	100	99,750
Gazprom OAO
9.625%, 3/01/13 (c)	830	981,253
Mobile Telesystems Finance
Series REGS
9.75%, 1/30/08 (c)	25	25,757
TNK-BP Finance SA
7.50%, 7/18/16 (c)	100	105,500

		1,312,510

United States - 1.0%
Freeport-McMoran Copper & Gold, Inc.
10.125%, 2/01/10	150	157,875
Southern Copper Corp.
7.50%, 7/27/35	100	107,788

		265,663

Total Corporate Debt Obligations
(cost $3,647,952)		3,829,897

SHORT-TERM INVESTMENTS - 3.0%
Time Deposit - 3.0%
The Bank of New York
4.25%, 4/02/07
(cost $860,000)	860	860,000

Total Investments - 99.4%
(cost $26,127,782)		28,171,947
Other assets less liabilities - 0.6%		163,566

Net Assets - 100.0%		$28,335,513

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Buy Contracts:

Citigroup Global Markets, Inc. (Federal Republic of Hungary 4.50% 2/6/13)	$75	0.50%	11/26/13	$(1,072)

JPMorgan Chase (Federal Republic of Hungary 4.75% 2/3/15)	330	0.30	10/20/15	542

Lehman Brothers (Republic of Venezuela 9.25% 9/15/27)	280	1.26	3/21/10	(1,108)

Sale Contracts:

Citigroup Global Markets, Inc. (Federal Republic of Brazil 12.25% 3/6/30)	609	1.98	4/20/07	6,133

Citigroup Global Markets, Inc. (Federal Republic of Brazil 12.25% 3/6/30)	600	3.09	8/20/10	49,827

Citigroup Global Markets, Inc. (Republic of Philippines 10.625% 3/16/25)	130	4.95	3/20/09	11,126

Credit Suisse Markets, Inc. (Federal Republic of Brazil 12.25% 3/6/30)	175	6.90	6/20/07	6,107

Deutsche Bank AG London (Federal Republic of Brazil 12.25% 3/6/30)	609	1.90	4/20/07	5,883

JPMorgan Chase (OAO Gazprom 10.50% 10/21/09)	360	1.04	10/20/10	6,597

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Lehman Brothers (Republic of Venezuela 9.25% 9/15/27)	$510	0.69%	3/21/08	$482

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
JPMorgan Chase	0.10%	12/31/07	$974,094

(a)	Floating Rate Security. Stated interest rate was in effect at March 31, 2007.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $1,010,407.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate market value of these securities amounted to $7,146,088 or 25.2% of net assets.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2007.
(e)	Pay-In-Kind Payments (PIK).

Currency Abbreviations:

BRL	-	Brazilian Real

AllianceBernstein Variable Products Series

Fund

Global Research Growth Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Finance - 28.2%
Banking - Money Center - 7.9%
Banco Bilbao Vizcaya Argentaria SA	3,621	$88,914
Credit Suisse Group	4,350	313,151
JPMorgan Chase & Co.	4,539	219,597
Standard Chartered PLC	3,247	93,800

		715,462

Banking - Regional - 1.9%
Macquarie Bank Ltd.	1,151	76,927
UniCredito Italiano SpA	9,734	92,689

		169,616

Brokerage & Money Management - 6.5%
Banco Itau Holding Financeira SA	1,400	48,857
Franklin Resources, Inc.	600	72,498
Janus Capital Group, Inc.	4,300	89,913
Legg Mason, Inc.	800	75,368
Lehman Brothers Holdings, Inc.	1,800	126,126
Merrill Lynch & Co., Inc.	1,100	89,837
Nomura Holdings, Inc.	4,100	85,003

		587,602

Insurance - 4.9%
American International Group, Inc.	3,700	248,714
Axis Capital Holdings Ltd.	800	27,088
QBE Insurance Group, Ltd.	2,873	73,175
Swiss Reinsurance	1,013	92,692

		441,669

Miscellaneous - 7.0%
3i Group PLC	2,194	49,181
Chicago Mercantile Exchange Holdings, Inc.-Class A	162	86,259
Citigroup, Inc.	4,380	224,869
NYSE Group, Inc. (a)	500	46,875
UBS AG (Swiss Virt-X)	3,690	220,042

		627,226

		2,541,575

Health Care - 13.4%
Biotechnology - 1.7%
Genentech, Inc. (a)	800	65,696
Gilead Sciences, Inc. (a)	900	68,850

Medimmune, Inc. (a)	400	14,556

		149,102

Drugs - 5.9%
Allergan, Inc.	400	44,328
Eli Lilly & Co.	700	37,597
Merck & Co., Inc.	2,200	97,174
Novartis AG	864	48,268
Ranbaxy Laboratories Ltd. (GDR)	868	7,027
Roche Holding AG	526	93,437
Sanofi-Aventis	495	43,072
Shionogi & Co Ltd.	2,000	35,953
Takeda Pharmaceutical Co. Ltd.	300	19,644
Teva Pharmaceutical Industries (ADR)	1,600	59,888
Wyeth	900	45,027

		531,415

Medical Products - 2.3%
Abbott Laboratories	500	27,900
Alcon, Inc.	550	72,501
Becton Dickinson & Co.	500	38,445
Nobel Biocare Holding AG	183	66,750

		205,596

Medical Services - 3.5%
Laboratory Corp. of America Holdings (a)	400	29,052
Medco Health Solutions, Inc. (a)	500	36,265
UnitedHealth Group, Inc.	2,200	116,534
WellPoint, Inc. (a)	1,700	137,870

		319,721

		1,205,834

Technology - 12.0%
Communication Equipment - 2.4%
Cisco Systems, Inc. (a)	3,545	90,504
Juniper Networks, Inc. (a)	1,200	23,616
Nokia OYJ	2,823	65,048
QUALCOMM, Inc.	700	29,862
Vimpel-Communications (ADR) (a)	100	9,484

		218,514

Communication Services - 0.2%
Monster Worldwide, Inc. (a)	400	18,948

Computer Hardware/Storage - 2.1%
Apple, Inc. (a)	500	46,455
Hewlett-Packard Co.	1,300	52,182
Sun Microsystems, Inc. (a)	15,333	92,151

		190,788

Computer Peripherals - 0.2%
Network Appliance, Inc. (a)	500	18,260

Computer Services - 1.9%
CapGemini, SA	237	18,039
Cognizant Technology Solutions Corp.-Class A (a)	500	44,135
Fiserv, Inc. (a)	300	15,918

Infosys Technologies Ltd. (ADR)	400	20,100
International Business Machines Corp.	800	75,408

		173,600

Contract Manufacturing - 0.2%
HON HAI Precision Industry Co. Ltd. (GDR) (b)	1,609	21,588

Electronic Components - 0.2%
AU Optronics Corp.	9,330	13,285

Internet Infrastructure - 0.2%
Akamai Technologies, Inc. (a)	300	14,976

Internet Media - 0.8%
Google, Inc.-Class A (a)	153	70,099

Miscellaneous - 0.6%
Canon, Inc.	850	45,640
Hoya Corp.	200	6,608

		52,248

Retail - General Merchandise - 0.1%
eBay, Inc. (a)	400	13,260

Semiconductor Capital Equipment - 0.4%
ASML Holding NV (a)	674	16,678
KLA-Tencor Corp.	300	15,996

		32,674

Semiconductor Components - 1.1%
Broadcom Corp.-Class A (a)	650	20,845
Novatek Microelectronics Corp. Ltd.	3,000	12,928
NVIDIA Corp. (a)	500	14,390
Samsung Electronics Co. Ltd.	22	13,117
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,227	13,190
Texas Instruments, Inc.	700	21,070

		95,540

Software - 1.6%
Adobe Systems, Inc. (a)	800	33,360
Citrix Systems, Inc. (a)	700	22,421
Microsoft Corp.	2,700	75,249
Oracle Corp. (a)	900	16,317

		147,347

		1,081,127

Consumer Staples - 8.1%
Beverages - 0.3%
SABMiller PLC	1,436	31,608

Food - 2.9%
Archer-Daniels-Midland Co.	1,200	44,040
Hershey Co.	700	38,262
Nestle, SA	299	116,514
WM Wrigley Jr Co.	1,325	67,482

		266,298

Household Products - 1.8%
Procter & Gamble Co.	2,600	164,216

Miscellaneous - 0.9%
Punch Taverns PLC	3,149	77,329

Tobacco - 2.2%
Altria Group, Inc.	1,600	140,496
British American Tobacco PLC	1,764	55,348

		195,844

		735,295

Consumer Services - 8.0%
Advertising - 0.4%
WPP Group PLC	2,339	35,515

Airlines - 0.6%
easyJet PLC (a)	4,207	57,343

Apparel - 0.2%
Inditex SA	254	15,865

Broadcasting & Cable - 1.4%
Comcast Corp.-Class A (a)	2,750	71,362
Societe Television Francaise 1	1,614	54,108

		125,470

Cellular Communications - 0.8%
America Movil SA de CV Series L (ADR)	1,200	57,348
NTT DoCoMo, Inc.	7	12,895

		70,243

Entertainment & Leisure - 0.2%
OPAP, SA	493	18,739

Miscellaneous - 0.1%
Electronic Arts, Inc. (a)	200	10,072

Restaurants & Lodging - 2.0%
Accor, SA	737	70,519
Ctrip.com International Ltd. (ADR)	200	13,397
Hilton Hotels Corp.	2,600	93,496

		177,412

Retail - General Merchandise - 2.3%
Best Buy Co., Inc.	1,000	48,720
Kohl’s Corp. (a)	900	68,949
Target Corp.	1,200	71,112
Wal-Mart de Mexico SAB de CV Series V	5,600	23,910

		212,691

		723,350

Basic Industry - 7.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	1,400	103,544
Hitachi Chemical Co., Ltd.	2,800	65,659

		169,203

Mining & Metals - 5.5%
China Shenhua Energy Co. Ltd.-Class H	34,500	82,798
Cia Vale do Rio Doce (ADR)	2,700	99,873
Cia Vale do Rio Doce (Sponsored) (ADR)	1,100	34,408
MMC Norilsk Nickel (ADR)	316	58,618
Rio Tinto PLC	2,124	121,289

Xstrata PLC	1,985	101,945

		498,931

Miscellaneous - 0.3%
Asahi Glass Co. Ltd.	2,000	28,063

		696,197

Energy - 5.9%
Domestic Producers - 2.0%
Noble Energy, Inc.	3,076	183,483

International - 0.6%
LUKOIL (ADR)	607	52,445

Oil Service - 2.8%
Halliburton Co.	5,100	161,874
Nabors Industries Ltd. (a)	3,000	89,010

		250,884

Pipelines - 0.5%
Tenaris SA (ADR)	1,100	50,490

		537,302

Consumer Manufacturing - 5.2%
Auto & Related - 2.5%
Denso Corp.	1,100	40,719
Fiat SpA (a)	2,436	61,748
Tata Motors Ltd. (ADR)	1,000	16,210
Toyota Motor Corp.	1,700	108,870

		227,547

Building & Related - 2.0%
American Standard Cos., Inc.	900	47,718
CRH PLC	696	29,846
Daiwa House Industry Co. Ltd.	1,000	16,338
Pulte Homes, Inc.	900	23,814
Vinci, SA	387	60,346

		178,062

Miscellaneous - 0.7%
Bunge Ltd.	800	65,776

		471,385

Capital Goods - 5.0%
Electrical Equipment - 1.6%
Atlas Copco AB-Class A	2,162	71,868
Emerson Electric Co.	1,600	68,944

		140,812

Engineering & Construction - 1.0%
ABB Ltd.	2,921	50,260
Fluor Corp.	500	44,860

		95,120

Miscellaneous - 2.4%
General Electric Co.	4,000	141,440
United Technologies Corp.	1,100	71,500

		212,940

		448,872

Utilities - 1.5%
Electric & Gas Utility - 0.8%
OAO Gazprom (ADR)	1,667	69,848

Telephone Utility - 0.7%
AT&T, Inc.	400	15,772
Telefonica SA	720	15,944
Telekomunikasi Indonesia Tbk PT (ADR)	300	12,942
Verizon Communications, Inc.	500	18,960

		63,618

		133,466

Multi-Industry Companies - 1.5%
Multi-Industry Companies - 1.5%
Danaher Corp.	800	57,160
Mitsui & Co. Ltd.	4,000	75,279

		132,439

Aerospace & Defense - 1.4%
Aerospace - 1.4%
BAE Systems PLC	5,966	54,081
Boeing Co.	800	71,128

		125,209

Total Investments - 97.9%
(cost $7,095,863)		8,832,051
Other assets less liabilities - 2.1%		192,872

Net Assets - 100.0%		$9,024,923

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the market value of this security amounted to $21,588 or 0.2% of net assets.

Glossary:
ADR	-	American Depositary Receipt
MXN	-	Global Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Country Breakdown

53.1%	United States
12.2%	Switzerland
7.7%	United Kingdom
6.1%	Japan
2.8%	France
2.2%	Russia
2.1%	Brazil
2.1%	Bermuda
1.7%	Italy
1.7%	Australia
1.4%	Spain
0.9%	China
0.9%	Mexico
0.8%	Sweden
4.3%	Other

100.0%	Total Investments

*	All data are as of March 31, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 0.8% or less in the following countries: Argentina, Cayman Islands, Finland, Greece, India, Indonesia, Ireland, Israel, Netherlands, South Korea, and Taiwan.

AllianceBernstein Variable Products Series Fund

Global Technology Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.0%
Technology - 80.3%
Communication Equipment - 16.1%
BigBand Networks, Inc. (a)	14,400	$259,344
Cisco Systems, Inc. (a)	686,500	17,526,345
Foundry Networks, Inc. (a)	154,700	2,099,279
Juniper Networks, Inc. (a)	217,200	4,274,496
Nokia OYJ	539,552	12,432,362
QUALCOMM, Inc.	137,400	5,861,484

		42,453,310

Communication Services - 0.6%
American Tower Corp.-Class A (a)	38,800	1,511,260

Computer Hardware/Storage - 13.6%
Apple, Inc. (a)	97,400	9,049,434
Hewlett-Packard Co.	303,800	12,194,532
Sun Microsystems, Inc. (a)	2,459,500	14,781,595

		36,025,561

Computer Peripherals - 1.3%
Network Appliance, Inc. (a)	97,798	3,571,583

Computer Services - 13.0%
Accenture Ltd.-Class A	109,800	4,231,692
Alliance Data Systems Corp. (a)	38,400	2,366,208
CapGemini, SA	34,883	2,655,062
Cognizant Technology Solutions Corp.-Class A (a)	66,700	5,887,609
Fiserv, Inc. (a)	52,125	2,765,752
Infosys Technologies Ltd. (ADR)	74,680	3,752,670
International Business Machines Corp.	133,500	12,583,710

		34,242,703

Internet Infrastructure - 4.8%
Akamai Technologies, Inc. (a)	52,100	2,600,832
Digital River, Inc. (a)	25,100	1,386,775
Equinix, Inc. (a)	53,900	4,615,457
Opsware Inc. (a)	112,100	812,725
SAVVIS Inc. (a)	39,800	1,905,624
Switch & Data Facilities Co. Inc. (a)	70,900	1,284,708

		12,606,121

Internet Media - 7.1%
Ctrip.com International Ltd. (ADR)	25,900	1,734,912
eBay, Inc. (a)	59,800	1,982,370
Google, Inc.-Class A (a)	27,500	12,599,400
Monster Worldwide, Inc. (a)	54,400	2,576,928

		18,893,610

Miscellaneous - 3.8%
Canon, Inc.	161,750	8,685,045
Hoya Corp.	12,800	422,881
Itron, Inc. (a)	14,100	917,064

		10,024,990

Semiconductor Capital Equipment - 2.4%
ASML Holding NV (a)	118,892	2,941,981
KLA-Tencor Corp.	61,700	3,289,844

		6,231,825

Semiconductor Components - 5.6%
Broadcom Corp.-Class A (a)	97,850	3,138,049
NVIDIA Corp. (a)	69,000	1,985,820
ON Semiconductor Corp. (a)	297,400	2,652,808
Samsung Electronics Co., Ltd. (GDR) (b)	4,336	1,297,666
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	187,770	2,018,528
Texas Instruments, Inc.	121,700	3,663,170

		14,756,041

Software - 12.0%
Activision, Inc. (a)	115,700	2,191,358
Adobe Systems, Inc. (a)	135,100	5,633,670
Citrix Systems, Inc. (a)	103,500	3,315,105
Microsoft Corp.	529,100	14,746,017
Oracle Corp. (a)	149,800	2,715,874
Salesforce.com, Inc. (a)	70,200	3,005,964

		31,607,988

		211,924,992

Consumer Services - 8.5%
Advertising - 0.5%
Focus Media Holding Ltd. (ADR) (a)	17,000	1,333,820

Broadcasting & Cable - 2.9%
Comcast Corp.-Class A (a)	100,350	2,604,083
News Corp.-Class A	86,900	2,009,128
Time Warner, Inc.	152,800	3,013,216

		7,626,427

Cellular Communications - 5.1%
America Movil SAB de CV Series L (ADR)	212,100	10,136,259
NTT DoCoMo, Inc.	1,078	1,985,903
Vimpel-Communications (ADR) (a)	14,000	1,327,760

		13,449,922

		22,410,169

Utilities - 3.2%
Telephone Utility - 3.2%
AT&T, Inc.	77,900	3,071,597
Telefonica SA	91,347	2,022,850
Verizon Communications, Inc.	88,200	3,344,544

		8,438,991

Total Common Stocks (cost $212,537,816)		242,774,152

WARRANTS - 5.0%
Technology - 2.6%
Contract Manufacturing - 1.4%
HON HAI Precision Industry Co., Ltd., Citigroup Global Markets, expiring 1/17/07 (a)(b)	540,251	3,627,785

Electronic Components - 0.7%
AU Optronics Corp. (CSFB), expiring 3/05/09 (a)	1,418,658	2,023,006

Semiconductor Components - 0.5%
Novatek Microelectronics Corp. Ltd., expiring 11/02/16 (a)(b)	290,344	1,255,738

		6,906,529

Consumer Services - 1.2%
Cellular Communications - 1.2%
Bharti Airtel Ltd., Merrill Lynch, expiring 3/17/11 (a)(b)	133,411	2,361,375
Telekomunikasi Indonesia Tbk PT, expiring 3/23/17 (a)	758,500	818,421

		3,179,796

Multi-Industry Companies - 1.2%
Computer Services - 1.2%
Tata Consultancy Services Ltd., expiring 8/20/07 (a)(b)	110,143	3,126,079

Total Warrants (cost $12,170,843)		13,212,404

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
The Bank of New York 4.25%, 4/02/07 (cost $1,649,000)	$1,649	1,649,000

Total Investments - 97.6%
(cost $226,357,659)		257,635,556
Other assets less liabilities - 2.4%		6,211,092

Net Assets - 100.0%		$263,846,648

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate market value of these securities amounted to $11,668,643 or 4.4% of net assets.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Country Breakdown

72.1%	United States
4.8%	Finland
4.3%	Japan
3.9%	Mexico
3.6%	India
3.5%	Taiwan
1.7%	Bermuda
1.2%	China
1.2%	Netherlands
1.0%	France
0.8%	Spain
0.5%	Russia
0.5%	South Korea
0.3%	Indonesia
0.6%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein Variable Products Series

Fund Growth & Income Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Finance - 28.2%
Banking - Money Center - 6.1%
The Bank of New York Co., Inc.	835,100	$33,863,305
JPMorgan Chase & Co.	1,963,100	94,974,778
Wachovia Corp.	368,500	20,285,925

		149,124,008

Banking - Regional - 5.3%
Bank of America Corp.	1,148,200	58,581,164
Northern Trust Corp.	393,900	23,689,146
Wells Fargo & Co.	1,150,000	39,594,500
Zions Bancorporation	106,800	9,026,736

		130,891,546

Brokerage & Money Management - 1.7%
Franklin Resources, Inc.	82,400	9,956,392
Lehman Brothers Holdings, Inc.	71,500	5,010,005
Merrill Lynch & Co., Inc.	329,900	26,942,933

		41,909,330

Insurance - 10.5%
ACE Ltd.	852,200	48,626,532
Allstate Corp.	325,000	19,519,500
American International Group, Inc.	1,618,600	108,802,292
Axis Capital Holdings Ltd.	1,355,700	45,904,002
Hartford Financial Services Group, Inc.	179,800	17,185,284
Willis Group Holdings Ltd.	473,200	18,729,256

		258,766,866

Miscellaneous - 3.3%
Citigroup, Inc.	1,600,000	82,144,000

Mortgage Banking - 1.3%
Federal National Mortgage Association	570,900	31,159,722

		693,995,472

Health Care - 14.6%
Drugs - 5.9%
Eli Lilly & Co.	791,000	42,484,610
Merck & Co., Inc.	592,500	26,170,725
Schering-Plough Corp.	478,500	12,206,535
Wyeth	1,270,900	63,583,127

		144,444,997

Medical Products - 1.1%
Alcon, Inc.	75,300	9,926,046
Becton Dickinson & Co.	234,600	18,038,394

		27,964,440

Medical Services - 7.6%
Aetna, Inc.	497,800	21,798,662
Laboratory Corp. of America Holdings (a)	126,300	9,173,169
Medco Health Solutions, Inc. (a)	284,000	20,598,520
UnitedHealth Group, Inc.	906,500	48,017,305
WellPoint, Inc. (a)	1,071,400	86,890,540

		186,478,196

		358,887,633

Consumer Staples - 13.2%
Beverages - 0.8%
PepsiCo, Inc.	300,000	19,068,000

Household Products - 4.3%
Procter & Gamble Co.	1,672,500	105,635,100

Miscellaneous - 0.3%
Fortune Brands, Inc.	106,700	8,410,094

Retail - Food & Drug - 1.8%
CVS/Caremark Corp.	724,500	24,734,430
Walgreen Co.	415,000	19,044,350

		43,778,780

Tobacco - 6.0%
Altria Group, Inc.	839,000	73,672,590
Loews Corp.	750,000	34,072,500
Loews Corp. - Carolina Group	536,800	40,587,448

		148,332,538

		325,224,512

Technology - 13.1%
Communication Equipment - 1.5%
Cisco Systems, Inc. (a)	1,488,100	37,991,193

Computer Hardware/Storage - 3.2%
Sun Microsystems, Inc. (a)	13,150,900	79,036,909

Computer Services - 3.6%
Accenture Ltd.-Class A	1,086,200	41,862,148
Fiserv, Inc. (a)	281,800	14,952,308
International Business Machines Corp.	335,000	31,577,100

		88,391,556

Internet Media - 0.4%
Yahoo!, Inc. (a)	341,800	10,694,922

Semiconductor Capital Equipment - 0.3%
Applied Materials, Inc.	363,700	6,662,984

Semiconductor Components - 0.8%
International Rectifier Corp. (a)	486,400	18,585,344

Software - 3.3%
Citrix Systems, Inc. (a)	300,900	9,637,827
Microsoft Corp.	2,578,600	71,865,582

		81,503,409

		322,866,317

Consumer Services - 8.2%
Advertising - 0.3%
Omnicom Group, Inc.	65,000	6,654,700

Airlines - 0.5%
Southwest Airlines Co.	816,400	12,001,080

Broadcasting & Cable - 5.9%
News Corp.-Class A	2,442,600	56,472,912
Time Warner, Inc.	4,150,000	81,838,000
Viacom, Inc.-Class B (a)	200,000	8,222,000

		146,532,912

Miscellaneous - 0.2%
Apollo Group, Inc.-Class A (a)	114,700	5,035,330

Restaurants & Lodging - 1.3%
McDonald's Corp.	708,400	31,913,420

		202,137,442

Energy - 6.9%
International - 5.0%
Chevron Corp.	642,600	47,526,696
Exxon Mobil Corp.	994,900	75,065,205

		122,591,901

Oil Service - 1.9%
Baker Hughes, Inc.	100,000	6,613,000
BJ Services Co.	103,800	2,896,020
Nabors Industries Ltd. (a)	512,500	15,205,875
Total SA (ADR)	312,548	21,809,599

		46,524,494

		169,116,395

Capital Goods - 6.0%
Electrical Equipment - 3.2%
Emerson Electric Co.	1,822,100	78,514,289

Miscellaneous - 2.8%
General Electric Co.	1,325,000	46,852,000
United Technologies Corp.	325,000	21,125,000

		67,977,000

		146,491,289

Utilities - 5.8%
Electric & Gas Utility - 1.2%
The AES Corp. (a)	996,000	21,433,920
FirstEnergy Corp.	75,500	5,001,120
Xcel Energy, Inc.	121,700	3,004,773

		29,439,813

Telephone Utility - 4.6%
AT&T, Inc.	1,850,000	72,945,500
Citizens Communications Co.	75,000	1,121,250
Verizon Communications, Inc.	1,015,000	38,488,800

		112,555,550

		141,995,363

	Shares or Principal Amount (000)
Basic Industry - 2.0%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	650,000	48,074,000

Multi-Industry Companies - 0.4%
Multi-Industry Companies - 0.4%
Honeywell International, Inc.	211,100	9,723,266

Transportation - 0.2%
Air Freight - 0.2%
United Parcel Service, Inc. - Class B	52,600	3,687,260

Total Common Stocks (cost $1,988,962,941)		2,422,198,949

SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
The Bank of New York
4.25%, 4/02/07 (cost $32,410,000)	$32,410	32,410,000

Total Investments - 99.9%
(cost $2,021,372,941)		2,454,608,949
Other assets less liabilities - 0.1%		2,316,419

Net Assets-100.0%		$2,456,925,368

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.0%
Finance - 24.4%
Banking - Money Center - 2.9%
JPMorgan Chase & Co.	126,920	$6,140,390

Brokerage & Money Management - 14.5%
The Charles Schwab Corp.	219,880	4,021,605
The Goldman Sachs Group, Inc.	34,220	7,070,879
Greenhill & Co., Inc.	59,250	3,637,357
Legg Mason, Inc.	100,910	9,506,731
Lehman Brothers Holdings, Inc.	28,300	1,982,981
Merrill Lynch & Co., Inc.	60,600	4,949,202

		31,168,755

Insurance - 3.2%
American International Group, Inc.	101,650	6,832,913

Miscellaneous - 3.8%
Chicago Mercantile Exchange Holdings, Inc.-Class A	9,343	4,974,774
Citigroup, Inc.	41,820	2,147,039
NYSE Group, Inc. (a)	11,130	1,043,437

		8,165,250

		52,307,308

Technology - 23.1%
Communication Equipment - 2.9%
QUALCOMM, Inc.	148,570	6,337,996

Communication Services - 0.7%
Monster Worldwide, Inc. (a)	31,300	1,482,681

Computer Hardware/Storage - 6.5%
Apple, Inc. (a)	104,930	9,749,047
Sun Microsystems, Inc. (a)	698,630	4,198,766

		13,947,813

Computer Peripherals - 1.1%
Network Appliance, Inc. (a)	62,550	2,284,326

Computer Services - 1.1%
Cognizant Technology Solutions Corp.-Class A (a)	21,340	1,883,682
Euronet Worldwide, Inc. (a)	19,290	518,129

		2,401,811

Internet Media - 4.9%
Google, Inc.-Class A (a)	22,870	10,478,119

Miscellaneous - 1.8%
Amphenol Corp.-Class A	59,090	3,815,441

Semiconductor Components - 4.1%
Broadcom Corp.-Class A (a)	157,980	5,066,419
NVIDIA Corp. (a)	131,060	3,771,907

		8,838,326

		49,586,513

Health Care - 19.3%
Biotechnology - 6.7%
Genentech, Inc. (a)	94,770	7,782,512
Gilead Sciences, Inc. (a)	84,530	6,466,545

		14,249,057

Drugs - 3.6%
Merck & Co., Inc.	52,200	2,305,674
Teva Pharmaceutical Industries (ADR)	143,830	5,383,557

		7,689,231

Medical Products - 2.1%
Alcon, Inc.	31,080	4,096,966
Becton Dickinson & Co.	6,100	469,029

		4,565,995

Medical Services - 6.9%
Medco Health Solutions, Inc. (a)	39,210	2,843,901
UnitedHealth Group, Inc.	51,820	2,744,906
WellPoint, Inc. (a)	114,510	9,286,761

		14,875,568

		41,379,851

Consumer Services - 18.5%
Apparel - 3.5%
Coach, Inc. (a)	55,770	2,791,288
Under Armour, Inc.-Class A (a)	92,180	4,728,834

		7,520,122

Broadcasting & Cable - 3.0%
Comcast Corp.-Class A (a)	247,625	6,425,869

Miscellaneous - 5.1%
CB Richard Ellis Group, Inc.-Class A (a)	189,300	6,470,274
Corporate Executive Board Co.	14,130	1,073,315
Iron Mountain, Inc. (a)	39,960	1,044,155
Strayer Education, Inc.	18,220	2,277,500

		10,865,244

Restaurants & Lodging - 1.5%
Chipotle Mexican Grill, Inc.-Class A (a)	51,400	3,191,940

Retail - General Merchandise - 5.4%
Dick's Sporting Goods, Inc. (a)	89,030	5,186,888
Kohl's Corp. (a)	82,805	6,343,691

		11,530,579

		39,533,754

Energy - 4.5%
Oil Service - 4.5%
Schlumberger, Ltd.	140,450	9,705,095

	Shares or Principal Amount (000)
Aerospace & Defense - 3.2%
Aerospace - 3.2%
Boeing Co.	76,070	6,763,384

Capital Goods - 2.2%
Electrical Equipment - 2.0%
Ametek, Inc.	67,910	2,345,611
Emerson Electric Co.	42,920	1,849,423

		4,195,034

Engineering & Construction - 0.2%
Jacobs Engineering Group, Inc. (a)	9,320	434,778

		4,629,812

Consumer Staples - 2.0%
Household Products - 1.4%
Procter & Gamble Co.	49,050	3,097,998

Retail - Food & Drug - 0.6%
Whole Foods Market, Inc.	26,950	1,208,707

		4,306,705

Multi-Industry Companies - 1.7%
Multi-Industry Companies - 1.7%
Danaher Corp.	51,900	3,708,255

Consumer Manufacturing - 1.1%
Building & Related - 1.1%
NVR, Inc. (a)	3,583	2,382,695

Total Common Stocks (cost $162,248,762)		214,303,372

SHORT-TERM INVESTMENTS - 0.2%
Time Deposit - 0.2%
The Bank of New York 4.25%, 4/02/07 (cost $331,000)	$331	331,000

Total Investments - 100.2%
(cost $162,579,762)		214,634,372
Other assets less liabilities - (0.2)%		(385946)

Net Assets - 100.0%		$214,248,426

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	-	American Depositary Receipt

3

AllianceBernstein Variable Products Series

Fund

High Yield Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES—NON-INVESTMENT GRADES - 91.0%
Industrial - 72.2%
Basic - 8.4%
AK Steel Corp.
7.875%, 2/15/09	$95	$95,000
Arch Western Finance LLC
6.75%, 7/01/13	90	88,537
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (a)	234	253,310
Equistar Chemicals Funding LP
10.125%, 9/01/08	95	99,987
10.625%, 5/01/11	130	137,150
Evraz Group, SA
8.25%, 11/10/15 (a)	223	228,296
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	325	351,406
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)	85	85,425
7.125%, 1/15/17 (a)	95	95,238
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.75%, 11/15/14 (a)	60	62,925
9.86%, 11/15/14 (a)(b)	60	61,500
Huntsman International LLC
7.875%, 11/15/14 (a)	105	108,544
Huntsman LLC
11.50%, 7/15/12	143	159,803
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	179	171,393
Lyondell Chemical Company
8.00%, 9/15/14	80	83,800
8.25%, 9/15/16	285	304,950
The Mosaic Co.
7.625%, 12/01/16 (a)	290	305,950
Nell AF S.a.r.l.
8.375%, 8/15/15 (a)	110	114,675

NewMarket Corp.
7.125%, 12/15/16 (a)	70	69,650
NewPage Corp.
10.00%, 5/01/12	100	109,375
Peabody Energy Corp.
Series B
6.875%, 3/15/13	245	249,287
Rhodia SA
8.875%, 6/01/11	187	194,947

		3,431,148

Capital Goods - 6.5%
Allied Waste North America, Inc.
6.375%, 4/15/11	174	173,565
6.875%, 6/01/17	85	85,213
Series B
7.125%, 5/15/16	235	239,113
7.375%, 4/15/14	90	91,350
Associated Materials, Inc.
11.25%, 3/01/14 (c)	235	165,088
Berry Plastics Holding Corp.
8.875%, 9/15/14	120	122,700
Bombardier, Inc.
8.00%, 11/15/14 (a)	225	231,750
Case New Holland, Inc.
7.125%, 3/01/14	185	192,400
9.25%, 8/01/11	150	157,500
Covalence Specialty Materials Corp.
10.25%, 3/01/16 (a)	65	65,000
Crown Americas
7.625%, 11/15/13	155	159,456
Goodman Global Holdings, Inc.
7.875%, 12/15/12	110	110,550
L-3 Communications Corp.
5.875%, 1/15/15	130	126,262
Owens Brockway Glass Container, Inc.
8.875%, 2/15/09	176	179,520
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (d)(e)(f)	36	4,566
Trinity Industries, Inc.
6.50%, 3/15/14	230	227,700
United Rentals North America, Inc.
7.00%, 2/15/14	40	39,900
7.75%, 11/15/13	270	277,425

		2,649,058

Communications - Media - 10.9%
Allbritton Communications Co.
7.75%, 12/15/12	165	169,125
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	220	223,300
CCH I Holdings LLC
11.75%, 5/15/14	630	603,225
Clear Channel Communications, Inc.
5.50%, 9/15/14	238	210,703
5.75%, 1/15/13	157	147,214
CSC Holdings, Inc.
6.75%, 4/15/12 (a)	190	188,575
7.625%, 7/15/18	125	126,250
Dex Media East LLC
12.125%, 11/15/12	91	99,531
Dex Media West LLC
Series B
8.50%, 8/15/10	60	62,775
DIRECTV Holdings LLC
6.375%, 6/15/15	291	276,450
EchoStar DBS Corp.
6.375%, 10/01/11	89	89,556
7.125%, 2/01/16	85	87,763
Insight Communications Co., Inc.
12.25%, 2/15/11	181	189,145
Insight Midwest LP
9.75%, 10/01/09	81	82,316
Intelsat Bermuda, Ltd.
8.625%, 1/15/15	135	144,450
11.25%, 6/15/16 (a)	299	339,365
Liberty Media Corp.
5.70%, 5/15/13	50	47,939
7.875%, 7/15/09	58	60,848
8.25%, 2/01/30	50	49,985
Quebecor Media, Inc.
7.75%, 3/15/16	305	313,387
Rainbow National Services LLC
8.75%, 9/01/12 (a)	85	90,419
10.375%, 9/01/14 (a)	80	89,500
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13	128	124,480
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	70	70,263
Univision Communications, Inc.
7.85%, 7/15/11	115	120,175
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)	70	72,275
WMG Holdings Corp.
9.50%, 12/15/14 (c)	333	254,745
XM Satellite Radio, Inc.
9.75%, 5/01/14	95	95,831

		4,429,590

Communications - Telecommunications - 9.6%
American Tower Corp.
7.125%, 10/15/12	286	294,580
Citizens Communications Co.
6.25%, 1/15/13	210	208,425
Cricket Communications, Inc.
9.375%, 11/01/14 (a)	215	227,900
Digicel Ltd.
9.25%, 9/01/12 (a)	161	169,855
Dobson Cellular Systems, Inc.
Series B
8.375%, 11/01/11	76	80,655
Dobson Communications Corp.
8.875%, 10/01/13	75	77,250
Idearc, Inc.
8.00%, 11/15/16 (a)	185	190,319
Inmarsat Finance PLC
7.625%, 6/30/12	145	151,163
10.375%, 11/15/12 (c)	205	193,725
Level 3 Financing, Inc.
9.25%, 11/01/14 (a)	295	303,112
12.25%, 3/15/13	263	307,710
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)	286	302,445
PanAmSat Corp.
9.00%, 8/15/14	143	154,797
Qwest Capital Funding, Inc.
7.25%, 2/15/11	400	409,500
Qwest Corp.
6.875%, 9/15/33	240	231,600
8.875%, 3/15/12	165	182,325
Rural Cellular Corp.
9.75%, 1/15/10	135	139,050
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	105	112,350
Windstream Corp.
8.125%, 8/01/13	88	95,260
8.625%, 8/01/16	77	84,219

		3,916,240

Consumer Cyclical - Automotive - 7.4%
Affinia Group, Inc.
9.00%, 11/30/14	85	86,275
Ford Motor Co.
7.45%, 7/16/31	414	320,332
Ford Motor Credit Co.
4.95%, 1/15/08	165	163,024

7.00%, 10/01/13	284	264,003
8.11%, 1/13/12 (b)	240	234,606

General Motors Acceptance Corp.
6.875%, 9/15/11	371	371,359
General Motors Corp.
8.25%, 7/15/23	400	360,000
8.375%, 7/15/33	415	372,463
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15	195	214,013
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	108	105,030
Lear Corp.
Series B
8.50%, 12/01/13	45	43,481
8.75%, 12/01/16	295	281,725
Tenneco, Inc.
8.625%, 11/15/14	65	67,762
Visteon Corp.
7.00%, 3/10/14	165	144,375

		3,028,448

Consumer Cyclical - Other - 8.3%
Broder Brothers Co.
Series B
11.25%, 10/15/10	77	78,540
Caesars Entertainment, Inc.
7.875%, 3/15/10	90	94,050
Greektown Holdings LLC
10.75%, 12/01/13 (a)	90	96,300
Harrah’s Operating Co. Inc
5.625%, 6/01/15	375	323,438
Host Hotels & Resorts LP
6.875%, 11/01/14	45	45,675
Host Marriott LP
Series Q
6.75%, 6/01/16	300	302,250
KB HOME
7.75%, 2/01/10	125	123,437
Levi Strauss & Co.
8.875%, 4/01/16	63	67,410
10.11%, 4/01/12 (b)	20	20,400
MGM Mirage
6.625%, 7/15/15	327	313,920
7.625%, 1/15/17	55	55,687
8.375%, 2/01/11	280	294,700
Mohegan Tribal Gaming Authority
7.125%, 8/15/14	135	137,025
NCL Corp.
10.625%, 7/15/14	125	123,750

Penn National Gaming, Inc.
6.875%, 12/01/11	160	160,000
Riviera Holdings Corp.
11.00%, 6/15/10	210	218,925
Six Flags, Inc.
9.625%, 6/01/14	155	145,700
Station Casinos, Inc.
6.625%, 3/15/18	45	40,050
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)	140	142,100
Universal City Development Partners
11.75%, 4/01/10	120	127,050
Universal City Florida Holding Co.
8.375%, 5/01/10	60	61,875
William Lyon Homes, Inc.
10.75%, 4/01/13	112	108,080
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	310	306,900

		3,387,262

Consumer Cyclical - Retailers - 1.9%
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14	125	134,219
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	55	56,100
Couche-Tard Inc.
7.50%, 12/15/13	144	147,960
GSC Holdings Corp.
8.00%, 10/01/12	215	227,900
Rite Aid Corp.
6.875%, 8/15/13	125	110,000
9.25%, 6/01/13	85	84,575

		760,754

Consumer Non-Cyclical - 8.1%
Aramark Corp.
8.50%, 2/01/15 (a)	205	213,200
Concentra Operating Corp.
9.125%, 6/01/12	50	53,375
9.50%, 8/15/10	95	100,225
DaVita, Inc.
7.25%, 3/15/15	150	151,687
Dole Food Company, Inc.
8.625%, 5/01/09	60	59,850
8.875%, 3/15/11	38	37,525
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11	315	309,487
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	80	85,000
HCA, Inc.
6.375%, 1/15/15	215	183,556

6.50%, 2/15/16	155	131,944
6.75%, 7/15/13	170	156,825
10.375%, 11/15/16 (a)(g)	250	270,000

Healthsouth Corp.
10.75%, 6/15/16 (a)	125	135,938
IASIS Healthcare Corp.
8.75%, 6/15/14	145	150,075
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13	365	382,481
7.625%, 6/01/16	185	196,809
Select Medical Corp.
7.625%, 2/01/15	117	105,300
Stater Brothers Holdings
8.125%, 6/15/12	65	66,950
Tenet Healthcare Corp.
7.375%, 2/01/13	140	130,025
9.875%, 7/01/14	80	80,800
Universal Hospital Services, Inc.
10.125%, 11/01/11	110	116,875
Ventas Realty LP/CAP CRP
6.75%, 4/01/17	84	86,940
Visant Corp.
7.625%, 10/01/12	80	81,400

		3,286,267

Energy - 2.2%
Chesapeake Energy Corp.
7.50%, 9/15/13	75	78,375
7.75%, 1/15/15	260	271,050
Compagnie Generale de Geophysique-Veritas
7.50%, 5/15/15	10	10,300
7.75%, 5/15/17	15	15,637
Complete Production Services, Inc.
8.00%, 12/15/16 (a)	75	76,875
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	55	54,038
PetroHawk Energy Corp.
Series WI
9.125%, 7/15/13	107	113,955
Range Resources Corp.
7.50%, 5/15/16	110	113,300
Tesoro Corp.
6.25%, 11/01/12	140	141,925

		875,455

Other Industrial - 1.2%
FastenTech, Inc.
11.50%, 5/01/11	85	90,206
Mueller Group, Inc.
10.00%, 5/01/12	89	96,120

RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14	110	114,400
11.75%, 8/01/16	60	64,425

Sensus Metering Systems, Inc.
8.625%, 12/15/13	125	126,563

		491,714

Services - 1.1%
Avis Budget Car Rental
7.75%, 5/15/16 (a)	145	147,900
Horizon Lines LLC
9.00%, 11/01/12	88	92,400
Service Corp. International
6.50%, 3/15/08	163	163,815
West Corp.
9.50%, 10/15/14 (a)	40	41,400

		445,515

Technology - 5.2%
Amkor Technology, Inc.
9.25%, 6/01/16	180	187,650
Avago Technologies Finance
10.375%, 12/01/13	110	119,075
CA, Inc.
4.75%, 12/01/09 (a)	110	108,033
Flextronics International Ltd.
6.50%, 5/15/13	175	173,250
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)	290	290,363
10.125%, 12/15/16 (a)	80	80,200
Iron Mountain, Inc.
6.625%, 1/01/16	145	139,925
Nortel Networks Corp.
6.875%, 9/01/23	130	120,900
Nortel Networks Ltd.
10.125%, 7/15/13 (a)	125	137,188
NXP BV/NXP Funding LLC
8.11%, 10/15/13 (a)(b)	90	92,587
9.50%, 10/15/15 (a)	40	41,300
Seagate Technology HDD Holding
6.375%, 10/01/11	239	239,000
6.80%, 10/01/16	94	94,470
Sungard Data Systems, Inc.
9.125%, 8/15/13	260	278,850

		2,102,791

Transportation - Airlines - 0.8%
AMR Corp.
9.00%, 8/01/12	131	137,550
Continental Airlines, Inc.
8.75%, 12/01/11	145	142,100

Series RJO3
7.875%, 7/02/18	44	46,004

		325,654

Transportation - Services - 0.6%
Hertz Corp.
8.875%, 1/01/14	105	113,138
10.50%, 1/01/16	100	114,000

		227,138

		29,357,034

Utility - 11.9%
Electric - 8.9%
The AES Corp.
7.75%, 3/01/14	300	315,000
8.75%, 5/15/13 (a)	55	58,575
9.00%, 5/15/15 (a)	60	64,125
Allegheny Energy Supply
7.80%, 3/15/11	140	148,750
8.25%, 4/15/12 (a)	250	273,750
Aquila, Inc.
14.875%, 7/01/12	125	162,812
CMS Energy Corp.
8.50%, 4/15/11	105	114,188
Dynegy Holdings, Inc.
8.375%, 5/01/16	130	135,200
Dynegy-Roseton Danskammer
Series B
7.67%, 11/08/16	195	206,700
Edison Mission Energy
7.50%, 6/15/13	250	258,125
7.75%, 6/15/16	80	83,400
Mirant Americas Generation LLC
8.50%, 10/01/21	140	142,100
NRG Energy, Inc.
7.25%, 2/01/14	45	46,125
7.375%, 2/01/16 - 1/15/17	505	518,512
Reliant Energy, Inc.
9.50%, 7/15/13	240	261,300
Sierra Pacific Power Co.
Series M
6.00%, 5/15/16	85	86,184
Sierra Pacific Resources
8.625%, 3/15/14	130	140,625
TECO Energy, Inc.
7.00%, 5/01/12	180	189,900
TXU Corp.
Series P
5.55%, 11/15/14	235	208,134
Series Q
6.50%, 11/15/24	234	197,221

		3,610,726

Natural Gas - 3.0%
El Paso Corp.
7.375%, 12/15/12	145	155,150
El Paso Production Holding Co.
7.75%, 6/01/13	185	193,325
Northwest Pipeline Corp.
8.125%, 3/01/10	105	109,266
Regency Energy Partners
8.375%, 12/15/13 (a)	165	168,300
Williams Cos, Inc.
7.625%, 7/15/19	282	306,675
7.875%, 9/01/21	255	280,500

		1,213,216

		4,823,942

Non Corporate Sectors - 5.1%
Derivatives - RACERS - 5.1%
Racers SER 06-6
5.30%, 5/01/07 (a)(b)	1,950	2,064,767

Financial Institutions - 1.8%
Brokerage - 1.3%
E*Trade Financial Corp.
7.375%, 9/15/13	95	99,275
7.875%, 12/01/15	324	349,515
8.00%, 6/15/11	90	94,725

		543,515

Insurance - 0.5%
Crum & Forster Holdings Corp.
10.375%, 6/15/13	95	102,600
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	80	77,998

		180,598

		724,113

Total Corporates - Non-Investment Grades
(cost $36,539,713)		36,969,856

CORPORATES - INVESTMENT GRADES - 5.3%
Industrial - 4.5%
Basic - 1.3%
International Steel Group, Inc.
6.50%, 4/15/14	309	321,746
Ispat Inland ULC
9.75%, 4/01/14	172	189,823

		511,569

Communications - Media - 0.4%
Rogers Cable, Inc.
6.75%, 3/15/15	180	186,300

Communications - Telecommunications - 2.4%
Mobifon Holdings BV
12.50%, 7/31/10	505	546,662

Rogers Wireless, Inc.
7.25%, 12/15/12	130	138,938
7.50%, 3/15/15	270	292,613

		978,213

Consumer Non-Cyclical - 0.4%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	85	82,242
Coventry Health Care, Inc.
5.875%, 1/15/12	90	91,435

		173,677

		1,849,759

Utility - 0.4%
Natural Gas - 0.4%
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	155	165,953

	Shares
Financial Institutions - 0.4%
Sovereign REIT
12.00% (a)	93	144,702

Total Corporates - Investment Grades
(cost $2,021,986)		2,160,414

	Principal Amount (000)
EMERGING MARKETS - NON-INVESTMENT GRADES - 1.2%
Industrial - 1.2%
Communications - Telecommunications - 0.8%
Kyivstar
10.375%, 8/17/09 (a)	290	312,838

Consumer Cyclical - Other - 0.4%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11	140	153,299

Total Emerging Markets - Non-Investment Grades
(cost $427,698)		466,137

	Shares
WARRANTS - 0.0%
Pliant Corp., expiring 6/01/10 (d)(e)(h)
(cost $1,820)	50	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.9%
Time Deposit - 0.9%
The Bank of New York 4.25%, 4/02/07
(cost $376,000)	376	376,000

Total Investments - 98.4%
(cost $39,367,216)		39,972,407
Other assets less liabilities - 1.6%		666,038

Net Assets - 100.0%		$40,638,445

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate market value of these securities amounted to $9,002,137 or 22.2% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at March 31, 2007.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.0% of net assets as of March 31, 2007, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Russell-Stanley Holdings, Inc.	11/09/01-6/06/05	$463,798	$4,566	0.01%
9.00%, 11/30/08
Pliant Corp. - warrants	12/01/00	1,820	1	0.00
Expiring 6/01/10

(e)	Illiquid security, valued at fair value. (See note A)
(f)	Security is in default and is non-income producing.
(g)	Pay-In-Kind Payments (PIK).
(h)	Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.1%
Finance - 28.7%
Banking - Money Center - 11.9%
Anglo Irish Bank Corp. PLC (Dublin)	44,626	954,786
Banco Bilbao Vizcaya Argentaria SA	118,974	2,921,437
Banco Santander Chile, SA (ADR)	6,300	314,181
Bank Central Asia Tbk PT	995,500	553,943
Bank Hapoalim BM	120,758	578,870
BNP Paribas SA	15,702	1,642,348
Commerzbank AG	20,805	919,891
Credit Suisse Group	43,820	3,154,545
Kookmin Bank (ADR)	14,308	1,289,866
Mitsubishi UFJ Financial Group, Inc.	202	2,275,877

		14,605,744

Banking - Regional - 5.3%
Allied Irish Banks PLC	48,659	1,442,471
Industrial & Commercial Bank of China-Class H (a)	2,692,000	1,496,190
Macquarie Bank Ltd.	16,896	1,129,241
Malayan Banking Berhad	246,100	912,008
Turkiye Is Bankasi-Class C	207,668	990,702
UniCredito Italiano SpA	218,669	2,082,216

		6,556,638

Brokerage & Money Management - 2.2%
Nomura Holdings, Inc.	127,600	2,645,465

Insurance - 2.8%
ING Groep NV	25,557	1,081,236
Prudential PLC	68,780	971,896
Swiss Reinsurance	14,923	1,365,483

		3,418,615

Miscellaneous - 4.8%
3i Group PLC	56,766	1,272,477
FirstRand Ltd.	383,559	1,293,939
Investimentos Itau, SA	330,407	1,844,237
UBS AG (Swiss Virt-X)	24,645	1,469,629

		5,880,282

Real Estate - 0.5%
Urbi Desarrollos Urbanos SA de C.V. (a)	149,800	619,516

		35,222,450

Consumer Services - 15.4%
Advertising - 0.8%
WPP Group PLC	62,895	954,980

Airlines - 1.2%
easyJet PLC (a)	71,197	970,441
Gol Linhas Aereas Inteligentes SA (ADR)	15,100	459,493

		1,429,934

Apparel - 1.4%
Geox SpA	60,229	1,052,294
Inditex SA	10,507	656,252

		1,708,546

Broadcasting & Cable - 1.8%
Grupo Televisa, SA (ADR)	23,700	706,260
SES Global -FDR	34,551	650,405
Societe Television Francaise 1	27,255	913,694

		2,270,359

Cellular Communications - 5.5%
America Movil SAB de CV Series L (ADR)	32,600	1,557,954
Bharti Tele-Ventures (a)	94,349	1,650,058
China Mobile Ltd.	126,500	1,137,863
MTN Group Ltd.	69,068	935,431
NTT DoCoMo, Inc.	404	744,253
Orascom Telecom Holding SAE (GDR)	10,604	721,072
Turkcell Iletisim Hizmet AS	0	2

		6,746,633

Entertainment & Leisure - 1.0%
OPAP, SA	30,727	1,167,906

Miscellaneous - 1.0%
Capita Group PLC	93,365	1,255,484

Printing & Publishing - 0.8%
Naspers Ltd.-Class N	43,353	1,044,652

Restaurants & Lodging - 1.4%
Accor, SA	18,507	1,770,830

Retail - General Merchandise - 0.5%
GOME Electrical Appliances Holdings Ltd.	515,000	571,532

		18,920,856

Consumer Staples - 9.4%
Beverages - 1.5%
Fomento Economico Mexicano SA de CV (ADR)	3,800	419,482
Pernod-Ricard, SA	7,272	1,478,645

		1,898,127

Cosmetics - 1.2%
L'Oreal SA	13,551	1,480,105

Food - 2.7%
Barry Callebaut AG (a)	793	589,646
Nestle, SA	6,950	2,708,266

		3,297,912

Miscellaneous - 0.8%
Lotte Shopping Co. Ltd.	2,765	970,997

Tobacco - 3.2%
Altadis SA	14,290	916,512
British American Tobacco PLC	37,236	1,168,333
Japan Tobacco, Inc.	380	1,862,878

		3,947,723

		11,594,864

Health Care - 9.0%
Drugs - 7.2%
CSL Ltd./Australia	29,459	1,958,437
Merck KGaA	12,266	1,583,981
Novartis AG	24,698	1,379,781
Richter Gedeon Nyrt.	188	33,708
Roche Holding AG	6,262	1,112,359
Sanofi-Aventis	6,471	563,067
Shionogi & Co. Ltd.	72,000	1,294,312
Teva Pharmaceutical Industries Ltd. (ADR)	25,000	935,750

		8,861,395

Medical Products - 1.8%
Essilor International, SA	10,576	1,216,573
Nobel Biocare Holding AG	2,625	957,480

		2,174,053

		11,035,448

Consumer Manufacturing - 7.9%
Appliances - 0.5%
Sony Corp.	12,700	641,851

Auto & Related - 4.1%
Denso Corp.	27,700	1,025,386
Fiat SpA (a)	69,546	1,762,856
Tata Motors Ltd.	17,660	294,765
Toyota Motor Corp.	31,200	1,998,077

		5,081,084

Building & Related - 3.3%
Daiwa House Industry Co. Ltd.	37,000	604,518
Praktiker Bau- und Heimwerkermaerkte AG	8,574	301,571
Vinci, SA	14,540	2,267,268
Wolseley PLC	34,083	800,987

		3,974,344

		9,697,279

Utilities - 5.7%
Electric & Gas Utility - 3.8%
Cia Energetica de Minas Gerais (ADR)	6,400	311,360
Fortum Oyj	37,378	1,088,570
Gazprom ADR (ADR)	22,688	950,627
International Power PLC	122,433	956,956
National Grid PLC	84,710	1,336,789

		4,644,302

Telephone Utility - 1.9%
Telefonica SA	50,737	1,123,555
Telekom Austria AG	24,133	606,397
Telekomunikasi Indonesia Tbk PT	524,000	563,841

		2,293,793

		6,938,095

Energy - 5.5%
Domestic Integrated - 0.4%
MOL Hungarian Oil and Gas NyRt	4,281	490,272

International - 4.8%
China Petroleum & Chemical Corp.-Class H	638,000	538,537
Petroleo Brasileiro SA (NY) (ADR)	13,200	1,179,420
Royal Dutch Shell PLC-Class A	47,341	1,574,533
Total SA	38,281	2,674,334

		5,966,824

Oil Service - 0.3%
Integra Group Hldgs (a)	18,234	351,005

		6,808,101

Technology - 4.7%
Communication Equipment - 2.3%
Nokia OYJ	68,283	1,573,377
Vimpel-Communications (ADR) (a)	13,600	1,289,824

		2,863,201

Computer Hardware/Storage - 0.5%
NEC Corp.	105,000	561,215

Computer Services - 0.4%
Indra Sistemas SA	20,102	507,832

Electronic Components - 0.3%
AU Optronics Corp. (ADR)	28,000	400,400

Miscellaneous - 0.4%
Hoya Corp.	16,400	541,816

Semiconductor Components - 0.8%
Chartered Semiconductor Manufacturing, Ltd. (a)	691,000	657,917
Novatek Microelectronics Ltd.	62,000	267,170

		925,087

		5,799,551

Basic Industry - 3.3%
Gold - 0.4%
Gold Fields Ltd.	29,145	537,077

Mining & Metals - 2.6%
Cia Vale do Rio Doce (ADR)	29,500	1,091,205
Cia Vale do Rio Doce (Sponsored) (ADR)	23,600	738,208
Mechel (ADR)	10,300	342,475
Rio Tinto PLC	17,649	1,007,825

		3,179,713

Miscellaneous - 0.3%
Asahi Glass Co. Ltd.	26,000	364,827

		4,081,617

Capital Goods - 1.9%
Electrical Equipment - 1.0%
Atlas Copco AB-Class A	36,234	1,204,469

Engineering & Construction - 0.5%
ABB Ltd.	38,392	660,593

Miscellaneous - 0.4%
Nitto Denko Corp.	9,700	454,647

		2,319,709

Multi-Industry Companies - 1.9%
Multi-Industry Companies - 1.9%
Barloworld Ltd.	26,031	646,691
Cia de Concessoes Rodoviarias	24,400	325,325
Mitsui & Co. Ltd.	41,000	771,612
Tata Consultancy Services Ltd.	20,335	575,777

		2,319,405

Transportation - 1.4%
Miscellaneous - 0.7%
Fraport AG Frankfurt Airport Services Worldwide	12,714	935,905

Railroad - 0.7%
Central Japan Railway Co.	73	828,855

		1,764,760

Aerospace & Defense - 1.4%
Aerospace - 1.4%
BAE Systems PLC	187,503	1,699,702

Total Common Stocks (cost $86,868,043)		118,201,837

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.7%
Time Deposit - 1.7%
The Bank of New York 4.25%, 4/02/07 (cost $2,113,000)	$2,113	2,113,000

Total Investments - 97.8%
(cost $88,981,043)		120,314,837
Other assets less liabilities - 2.2%		2,680,305

Net Assets - 100.0%		$122,995,142

(a)	Non-income producing security.

Glossary:

ADR - Global Depositary Receipt

GDR - Global Depositary Receipt

Country Breakdown

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

March 31, 2007 (unaudited)

Summary

13.8%	Japan
11.6%	France
11.6%	United Kingdom
11.1%	Switzerland
5.1%	Spain
4.9%	Brazil
4.1%	Italy
3.7%	South Africa
3.1%	Germany
2.7%	Mexico
2.6%	Australia
2.4%	Russia
2.2%	Finland
19.3%	Other
1.8%	Short-Term Investments

100.0%	Total Investments

*	All data are as of 03/31/2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 2.2% or less in the following countries: Austria, Chile, China, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Luxembourg, Malaysia, Netherlands, Singapore, South Korea, Sweden, Taiwan, Turkey.

AllianceBernstein Variable Products Series

Fund

International Research Growth Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Finance - 30.5%
Banking - Money Center - 11.3%
Anglo Irish Bank Corp. PLC (London Exchange)	63,244	$1,352,063
Banco Bilbao Vizcaya Argentaria SA	42,633	1,046,864
Bank Mandiri Persero Tbk PT	1,479,500	403,045
BNP Paribas SA	5,734	599,747
Credit Suisse Group	43,257	3,114,015
Mitsubishi UFJ Financial Group, Inc.	99	1,115,405
Standard Chartered PLC	41,543	1,200,098

		8,831,237

Banking - Regional - 7.5%
Allied Irish Banks PLC	36,797	1,089,232
China Construction Bank Corp.-Class H (a)	1,453,000	826,444
Macquarie Bank Ltd.	22,373	1,495,295
Malayan Banking Berhad	216,400	801,945
Turkiye Is Bankasi-Class C	103,535	493,924
UniCredito Italiano SpA	119,212	1,135,164

		5,842,004

Brokerage & Money Management - 5.0%
BlueBay Asset Management/United Kingdom (b)	59,876	483,090
Man Group PLC	80,333	878,314
Nomura Holdings, Inc.	77,500	1,606,767
Partners Group (b)	7,553	910,529

		3,878,700

Insurance - 2.9%
QBE Insurance Group, Ltd.	62,073	1,581,002
Swiss Reinsurance	7,496	685,898

		2,266,900

Miscellaneous - 3.2%
Investimentos Itau, SA	79,600	444,304
UBS AG (Swiss Virt-X)	34,449	2,054,261

		2,498,565

Other - 0.2%
Gafisa SA (ADR) (b)	7,300	186,150

Real Estate - 0.4%
Urbi Desarrollos Urbanos SA de C.V. (b)	74,600	308,517

		23,812,073

Basic Industry - 10.8%
Chemicals - 1.4%
Bayer AG	8,511	544,361
Hitachi Chemical Co., Ltd.	22,100	518,235

		1,062,596

Mining & Metals - 8.9%
China Shenhua Energy Co. Ltd.-Class H	338,500	812,382
Cia Vale do Rio Doce (Sponsored) (ADR)	48,800	1,526,464
Minara Resources Ltd.	181,600	1,085,833
MMC Norilsk Nickel (ADR)	2,518	467,089
Rio Tinto PLC	26,826	1,531,867
Xstrata PLC	30,204	1,551,211

		6,974,846

Miscellaneous - 0.5%
Asahi Glass Co. Ltd.	26,000	364,827

		8,402,269

Consumer Services - 9.7%
Advertising - 0.7%
WPP Group PLC	34,906	530,003

Airlines - 0.4%
easyJet PLC (b)	23,397	318,909

Apparel - 1.7%
Geox SpA	51,536	900,414
Inditex SA	7,345	458,758

		1,359,172

Broadcasting & Cable - 0.6%
Grupo Televisa, SA (ADR)	16,800	500,640

Cellular Communications - 2.9%
America Movil SA de CV Series L (ADR)	12,200	583,038
Bharti Airtel Ltd. (b)	23,964	419,103
China Mobile Ltd.	62,000	557,688
Orascom Telecom Holding SAE (GDR) (a)	3,805	258,740
Vimpel-Communications (ADR) (b)	4,600	436,264

		2,254,833

Gaming - 0.6%
IG Group Holdings PLC	72,801	425,122

Miscellaneous - 0.5%
Michael Page International PLC	38,102	402,072

Printing & Publishing - 0.6%
Pearson PLC	28,880	496,874

Restaurants & Lodging - 1.7%
Accor, SA	7,347	702,993
Ctrip.com International Ltd. (ADR)	9,000	602,865

		1,305,858

		7,593,483

Health Care - 8.9%
Drugs - 6.9%
Chugai Pharmaceutical Co Ltd.	9,200	232,225
Daiichi Sankyo Co Ltd.	10,200	312,171
Merck KGaA	3,328	429,764
Novartis AG	25,285	1,412,574
Richter Gedeon Nyrt	721	129,275
Roche Holding AG	7,797	1,385,030
Sanofi-Aventis	9,020	784,865
Shionogi & Co Ltd.	14,000	251,672
Teva Pharmaceutical Industries (ADR)	11,900	445,417

		5,382,993

Medical Products - 2.0%
Essilor International, SA	9,231	1,061,855
Nobel Biocare Holding AG	1,414	515,763

		1,577,618

		6,960,611

Technology - 8.8%
Communication Equipment - 1.4%
Nokia OYJ	47,460	1,093,574

Communication Services - 2.3%
Iliad SA	3,560	372,410
Neuf Cegetel (b)	3,898	146,984
Telefonica SA	42,997	952,155
Telekom Austria AG	13,557	340,651

		1,812,200

Computer Hardware/Storage - 0.1%
NEC Corp.	13,000	69,484

Computer Services - 1.8%
CapGemini, SA	8,803	670,026
Infosys Technologies Ltd. (ADR)	8,100	407,025
Otsuka Corp.	3,300	315,353

		1,392,404

Miscellaneous - 1.7%
Canon, Inc.	15,000	805,414
Hoya Corp.	16,100	531,904

		1,337,318

Semiconductor Components - 1.0%
Novatek Microelectronics Corp. Ltd.	85,000	366,282
Radiant Opto-Electronics Corp.	285,000	442,066

		808,348

Software - 0.5%
LogicaCMG PLC	107,568	377,174

		6,890,502

Consumer Staples - 8.8%
Beverages - 1.3%
Pernod-Ricard, SA	4,838	983,730

Cosmetics - 1.7%
Kose Corp.	15,200	448,675
L’Oreal SA	8,164	891,711

		1,340,386

Food - 2.7%
Barry Callebaut AG (b)	410	304,861
China Mengniu Dairy Co Ltd.	131,000	375,525
Nestle, SA	3,632	1,415,313

		2,095,699

Miscellaneous - 1.5%
Punch Taverns PLC	47,509	1,166,660

Tobacco - 1.6%
Altadis SA	9,137	586,016
British American Tobacco PLC	22,033	691,317

		1,277,333

		6,863,808

Consumer Manufacturing - 6.2%
Appliances - 0.4%
Sony Corp.	6,600	333,560

Auto & Related - 3.6%
Denso Corp.	13,500	499,737
Fiat SpA (b)	38,387	973,036
Tata Motors Ltd.	15,658	261,350
Toyota Motor Corp.	16,400	1,050,271

		2,784,394

Building & Related - 2.2%
CRH PLC	11,101	476,033
Daiwa House Industry Co. Ltd.	20,000	326,767
Vinci, SA	5,866	914,704

		1,717,504

		4,835,458

Energy - 4.9%
International - 2.0%
LUKOIL (ADR)	10,342	893,549
Total SA	9,433	658,995

		1,552,544

Oil Service - 2.4%
Addax Petroleum Corp.	159	5,027
Schlumberger, Ltd.	11,200	773,920
WorleyParsons Ltd.	48,556	1,082,006

		1,860,953

Pipelines - 0.5%
Tenaris SA (ADR)	9,700	445,230

		3,858,727

Capital Goods - 2.7%
Electrical Equipment - 1.4%
Atlas Copco AB-Class A	32,177	1,069,608

Engineering & Construction - 0.4%
ABB Ltd.	20,402	351,048

Miscellaneous - 0.9%
NGK Insulators Ltd.	21,000	430,796
Nitto Denko Corp.	5,800	271,851

		702,647

		2,123,303

	Shares or Principal Amount (000)

OAO Gazprom (ADR)	25,046	1,049,428

Miscellaneous - 0.4%
NTPC Ltd.	84,800	293,137

Telephone Utility - 0.5%
TeliaSonera AB	47,722	414,016

		1,756,581

Multi-Industry Companies - 1.7%
Multi-Industry Companies - 1.7%
Mitsui & Co. Ltd.	45,000	846,891
Premiere AG (b)	21,570	471,216

		1,318,107

Aerospace & Defense - 1.3%
Aerospace - 1.3%
BAE Systems PLC	111,783	1,013,305

Total Common Stocks
(cost $55,184,058)		75,428,227

SHORT-TERM INVESTMENTS - 1.4%
Time Deposit - 1.4%
The Bank of New York 4.25%, 4/02/07
(cost $1,090,000)	$1,090	1,090,000

Total Investments - 98.0%
(cost $56,274,058)		76,518,227
Other assets less liabilities - 2.0%		1,570,350

Net Assets - 100.0%		$78,088,577

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate market value of these securities amounted to $1,085,184 or 1.4% of net assets.
(b)	Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

AllianceBernstein Variable Products Series

Fund

International Value Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.3%
Financial - 32.9%
Banking - 19.5%
Bank Hapoalim BM	990,700	$4,749,053
Barclays PLC	3,091,000	43,829,482
BNP Paribas SA	570,620	59,683,903
Credit Agricole SA	817,223	31,942,859
Credit Suisse Group	636,400	45,813,605
Fortis	750,900	34,340,173
HBOS PLC	2,231,020	46,124,702
Kookmin Bank	247,600	22,265,552
Royal Bank of Scotland Group PLC	1,495,300	58,538,613
Societe Generale	256,531	44,356,424
Sumitomo Mitsui Financial Group, Inc.	6,058	54,846,083

		446,490,449

Financial Services - 2.5%
ORIX Corp.	219,280	56,895,358

Insurance - 10.9%
Allianz SE	293,600	60,180,766
Aviva PLC	2,472,997	36,540,741
Fondiaria-Sai SpA (ordinary shares)	372,337	17,129,188
Fondiaria-Sai SpA (saving shares)	51,100	1,856,411
Friends Provident PLC	1,860,755	7,056,665
ING Groep NV	1,538,671	65,096,295
Muenchener Rueckversicherungs AG	355,000	59,946,047

		247,806,113

		751,191,920

Capital Equipment - 11.7%
Aerospace & Defense - 2.7%
BAE Systems PLC	2,626,500	23,809,046
European Aeronautic Defence & Space Co., NV	1,219,160	37,897,885

		61,706,931

Automobiles - 8.1%
Compagnie Generale des Etablissements Michelin-Class B	395,100	43,683,343
Continental AG	21,000	2,713,611
Hyundai Mobis	313,312	26,883,305
Renault SA	572,200	67,060,528
Toyota Motor Corp.	689,100	44,130,599

		184,471,386

Machinery & Engineering - 0.9%
Sumitomo Heavy Industries Ltd.	2,141,000	21,252,335

		267,430,652

Industrial Commodities - 11.5%
Chemicals - 3.2%
BASF AG	466,400	52,370,347
Mitsui Chemicals, Inc.	2,457,000	21,409,424

		73,779,771

Forest & Paper - 0.3%
Svenska Cellulosa AB-Class B	114,800	6,145,944

Metal - Nonferrous - 1.7%
Xstrata PLC	756,180	38,835,744

Metal - Steel - 6.3%
Arcelor Mittal (Euronext Amsterdam)	779,824	41,467,345
JFE Holdings, Inc.	1,081,500	63,859,480
POSCO	92,400	38,520,116

		143,846,941

		262,608,400

Energy - 10.6%
Energy Sources - 10.6%
BP PLC	1,169,600	12,641,844
China Petroleum & Chemical Corp.-Class H	27,374,000	23,106,462
ENI SpA	1,753,500	57,062,063
MOL Hungarian Oil and Gas Nyrt (ADR)	34,630	3,988,403
MOL Hungarian Oil and Gas NyRt	165,900	18,999,330
Petroleo Brasileiro SA (NY) (ADR)	519,600	46,426,260
Repsol YPF SA	851,400	28,689,201
Total SA	744,100	51,983,282

		242,896,845

Technology/Electronics - 6.2%
Data Processing - 0.0%
Canon, Inc.	50	2,685

Electrical & Electronics - 0.7%
Compal Electronics, Inc. (GDR)	2,164,015	9,155,082
Siliconware Precision Industries Co.	3,214,000	6,079,990

		15,235,072

Electronic Components & Instruments - 5.5%
AU Optronics Corp.	13,322,400	18,970,138
Samsung Electronics Co. Ltd.	25,510	15,209,662
Sharp Corp.	1,950,000	37,497,928
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,718,232	18,470,994
United Microelectronics Corp.	62,603,422	35,703,686

		125,852,408

		141,090,165

Telecommunications - 4.3%
Telecommunications - 4.3%
China Netcom Group Corp Ltd.	11,096,500	28,845,544

Nippon Telegraph & Telephone Corp.	4,377	23,121,048
Vodafone Group PLC	17,609,975	47,086,558

		99,053,150

Transportation - 3.8%
Transportation - Airlines - 2.1%
Air France-KLM	515,700	23,587,187
Deutsche Lufthansa AG	898,200	24,416,438

		48,003,625

Transportation - Shipping - 1.7%
Mitsui OSK Lines Ltd.	3,619,000	40,070,890

		88,074,515

Utilities - 3.6%
Utility (Electric & Gas) - 3.6%
E.ON AG	348,600	47,195,010
RWE AG	327,990	34,677,895

		81,872,905

Medical - 3.6%
Health & Personal Care - 3.6%
AstraZeneca PLC	586,800	31,633,793
GlaxoSmithKline PLC	270,200	7,458,374
Sanofi-Aventis	491,427	42,760,986

		81,853,153

Construction & Housing - 2.1%
Building Materials - 0.7%
Buzzi Unicem SpA	513,712	15,652,000

Construction & Housing - 0.9%
George Wimpey PLC	336,800	4,209,653
Leopalace21 Corp.	234,200	7,732,865
Persimmon PLC	79,131	2,191,723
Taylor Woodrow PLC	574,800	5,540,992

		19,675,233

Real Estate - 0.5%
Sino Land Co.	5,769,528	12,386,258

		47,713,491

Consumer Cyclical - 1.5%
Merchandising - 1.5%
J Sainsbury PLC	3,135,500	33,923,862

Consumer Staples - 1.5%
Beverages & Tobacco - 1.5%
Japan Tobacco, Inc.	6,874	33,698,486

Total Common Stocks
(cost $1,675,333,812)		2,131,407,544

NON-CONVERTIBLE - PREFERRED STOCKS - 0.3%
Electronic Components & Instruments - 0.3%
Samsung Electronics Co. Ltd.
(cost $6,812,005)	14,500	6,800,309

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 5.2%
Time Deposit - 5.2%
The Bank of New York
4.25%, 4/02/07
(cost $119,000,000)	$119,000	119,000,000

Total Investments - 98.8%
(cost $1,801,145,817)		2,257,207,853
Other assets less liabilities - 1.2%		28,538,053

Net Assets - 100.0%		$2,285,745,906

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index	1,649	June 2007	$88,551,568	$90,535,407	$1,983,839

An amount equivalent to U.S. $909,710 has been segregated to collateralize margin requirements for the futures at March 31, 2007.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown

17.9%	Japan
17.7%	United Kingdom
16.2%	France
12.5%	Germany
6.4%	Netherlands
4.9%	South Korea
4.1%	Italy
3.9%	Taiwan
2.0%	Brazil
2.0%	Switzerland
1.8%	Hong Kong
1.5%	Belgium
1.3%	Spain
2.5%	Other
5.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2007. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. 'Other' country weightings represents 1.3% or less in the following countries: China, Hungary, Israel and Sweden.

AllianceBernstein Variable Products Series

Fund

Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Technology - 30.2%
Communication Equipment - 4.1%
Cisco Systems, Inc. (a)	1,237,800	$31,601,034
QUALCOMM, Inc.	128,700	5,490,342

		37,091,376

Communication Services - 0.7%
Monster Worldwide, Inc. (a)	134,200	6,357,054

Computer Hardware/Storage - 9.6%
Apple, Inc. (a)	527,800	49,037,898
Hewlett-Packard Co.	679,600	27,279,144
Sun Microsystems, Inc. (a)	1,577,500	9,480,775

		85,797,817

Computer Peripherals - 1.5%
Network Appliance, Inc. (a)	374,300	13,669,436

Computer Services - 0.3%
DST Systems, Inc. (a)	37,000	2,782,400

Internet Infrastructure - 1.1%
Akamai Technologies, Inc. (a)	205,000	10,233,600

Internet Media - 5.6%
Google, Inc.-Class A (a)	109,220	50,040,235

Retail - General Merchandise - 1.0%
eBay, Inc. (a)	271,800	9,010,170

Semiconductor Components - 3.3%
Broadcom Corp.-Class A (a)	611,250	19,602,788
NVIDIA Corp. (a)	342,800	9,865,784

		29,468,572

Software - 3.0%
Adobe Systems, Inc. (a)	238,600	9,949,620
Microsoft Corp.	601,500	16,763,805

		26,713,425

		271,164,085

Finance - 20.9%
Banking - Money Center - 4.2%
Credit Suisse Group (New York) (ADR)	355,550	25,539,157
JPMorgan Chase & Co.	256,100	12,390,118

		37,929,275

Brokerage & Money Management - 10.4%
The Charles Schwab Corp.	386,600	7,070,914
Franklin Resources, Inc.	220,850	26,685,306
The Goldman Sachs Group, Inc.	57,010	11,779,976

Janus Capital Group, Inc.	47,700	997,407
Lazard Ltd. - Class A	87,200	4,375,696
Legg Mason, Inc.	194,990	18,370,008
Lehman Brothers Holdings, Inc.	21,800	1,527,526
Merrill Lynch & Co., Inc.	268,400	21,920,228

		92,727,061

Financial Services - 4.3%
Chicago Mercantile Exchange Holdings, Inc. - Class A	48,735	25,949,438
NYSE Group, Inc. (a)	128,900	12,084,375

		38,033,813

Insurance - 1.8%
American International Group, Inc.	244,292	16,421,308

Miscellaneous - 0.2%
Moody's Corp.	34,000	2,110,040

		187,221,497

Health Care - 15.3%
Biotechnology - 5.1%
Genentech, Inc. (a)	171,800	14,108,216
Gilead Sciences, Inc. (a)	406,800	31,120,200

		45,228,416

Medical Products - 5.0%
Abbott Laboratories	307,600	17,164,080
Alcon, Inc.	210,150	27,701,973

		44,866,053

Medical Services - 5.2%
WellPoint, Inc. (a)	576,400	46,746,040

		136,840,509

Consumer Services - 14.2%
Apparel - 0.7%
Nike, Inc. - Class B	56,650	6,019,629

Broadcasting & Cable - 3.2%
Comcast Corp. - Special - Class A (a)	987,650	25,155,445
Time Warner, Inc.	176,400	3,478,608

		28,634,053

Cellular Communications - 0.8%
America Movil SA de CV Series L (ADR)	118,400	5,658,336
NII Holdings Inc. (a)	22,850	1,695,013

		7,353,349

Entertainment & Leisure - 0.3%
Wynn Resorts Ltd.	22,900	2,172,294

Restaurants & Lodging - 4.9%
Hilton Hotels Corp.	278,200	10,004,072
Las Vegas Sands Corp. (a)	62,500	5,413,125
McDonald's Corp.	305,500	13,762,775
Starwood Hotels & Resorts Worldwide, Inc.	233,100	15,116,535

		44,296,507

Retail - General Merchandise - 4.3%
Kohl's Corp. (a)	260,500	19,956,905
Target Corp.	317,700	18,826,902

		38,783,807

		127,259,639

Aerospace & Defense - 5.4%
Aerospace - 5.4%
Boeing Co.	381,200	33,892,492
Rockwell Collins, Inc.	103,300	6,913,869
Spirit Aerosystems Holdings, Inc. - Class A (a)	239,900	7,640,815

		48,447,176

Consumer Staples - 4.4%
Food - 1.0%
WM Wrigley Jr Co.	179,000	9,116,470

Household Products - 3.4%
Procter & Gamble Co.	486,300	30,714,708

		39,831,178

Energy - 3.4%
Oil Service - 3.4%
Halliburton Co.	596,200	18,923,388
Schlumberger, Ltd.	172,200	11,899,020

		30,822,408

Capital Goods - 2.1%
Engineering & Construction - 1.1%
Fluor Corp.	107,900	9,680,788

Miscellaneous - 1.0%
General Electric Co.	265,100	9,373,936

		19,054,724

Basic Industry - 2.0%
Chemicals - 2.0%
Monsanto Co.	320,400	17,609,184

Total Investments - 97.9%
(cost $734,045,750)		878,250,400
Other assets less liabilities - 2.1%		18,892,657

Net Assets - 100.0%		$897,143,057

(a)	Non - income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	- American Depositary Receipt

AllianceBernstein Variable Products Series

Fund

Money Market Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

	Yield	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.7%
Commercial Paper - 75.7%
AIG Funding, Inc.
4/13/07	5.23%	$2,000	$1,996,513
Allied Irish Banks NA
4/02/07 (a)	5.25%	700	699,898
Bank of America Corp.
4/24/07	5.23%	2,000	1,993,317
Bank of Ireland
4/05/07 (a)	5.24%	700	699,592
Banque Caisse Depargne Letat C
4/10/07	5.20%	1,900	1,897,530
Basf AG
6/12/07 (a)	5.21%	700	692,706
Bear Sterns
5/18/07	5.24%	800	794,527
Caisse Nationale Des Caisses D
6/04/07 (a)	5.24%	1,000	990,684
CBA (Finance) Delaware Inc.
6/07/07	5.22%	900	891,257
Citigroup Funding, Inc.
4/09/07	5.23%	1,900	1,897,792
Credit Suisse New York
5/14/07	5.23%	700	695,627
Danske Corp.
6/12/07 (a)	5.22%	900	890,604
Dexia Delaware LLC
4/03/07	5.23%	900	899,739
Fortis Banque Luxembourg SA
4/19/07 (a)	5.25%	800	797,900
Galaxy Funding, Inc.
6/08/07 (a)	5.22%	1,900	1,881,266
General Electric Capital Corp.
4/23/07	5.23%	1,900	1,893,927
Hbos Treasury Services PLC
5/01/07	5.24%	1,700	1,692,577
HSBC Finance Corp.
4/03/07	5.24%	1,800	1,799,476

ING Funding LLC
5/11/07	5.23%	900	894,770
K2 Usa LLC
4/16/07 (a)	5.26%	1,800	1,796,055
Metlife Inc.
4/12/07	5.24%	900	898,559
Morgan Stanley
6/04/07	5.20%	900	891,680
Natexia Banq US Financial Co.
4/05/07	5.25%	700	699,592
Nationwide Building Society
6/15/07 (a)	5.23%	800	791,283
Northern Rock PLC
5/08/07 (a)	5.24%	700	696,230
Old Line Funding
6/11/07 (a)	5.23%	900	890,717
Park Avenue Receivables
6/05/07 (a)	5.21%	1,900	1,882,127
Rabobank USA Finance Corp.
4/02/07	5.37%	2,300	2,299,657
San Paolo US Financial Co.
4/27/07	5.19%	800	797,001
Santander Centro Hispanico
6/14/07	5.21%	900	890,362
Swedbank
4/04/07	5.23%	700	699,695
Toyota Motor Credit
4/25/07	5.23%	2,000	1,993,027
UBS Finance Delaware LLC
4/02/07	5.35%	1,600	1,599,762
Unicred Ital Bnk Ireland
4/30/07 (a)	5.24%	700	697,045

			41,522,494

Certificate of Deposit - 25.0%
American Express Bank FSB
4/12/07	5.27%	900	900,000
Banco Bilbao Vizcaya Yankee C
5/29/07 (a)	5.31%	800	800,006
Barclays US Funding
5/15/07	5.29%	2,000	2,000,000
Branch Banking & Trust
8/13/07	5.34%	800	800,015
Calyon NY
5/22/07	5.28%	2,000	2,000,000
Canadian Imperial Bank Of Comm
4/11/07	5.29%	900	900,000
Depfa Bank PLC
4/17/07 (a)	5.32%	1,000	1,000,000

Deutsche Bank NY
5/07/07	5.33%	800	800,000
Lloyds Bank Yankee
4/02/07	5.28%	1,800	1,800,000
Royal Bank Scotland PLC
5/09/07	5.28%	2,000	2,000,000
Union Bank Of California
4/18/07	5.29%	700	700,000

			13,700,021

Total Investments - 100.7%
(cost $55,222,515)			55,222,515
Other assets less liabilities - (0.7)%			(407,854)

Net Assets - 100.0%			$54,814,661

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate market value of these securities amounted to $15,206,113 or 27.7% of net assets.

AllianceBernstein Variable Products Series

Fund

Real Estate Investment Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Real Estate Investment Trusts - 99.1%
Apartments - 15.5%
Apartment Investment & Management Co.-Class A	39,700	$2,290,293
Archstone-Smith Trust	46,200	2,507,736
AvalonBay Communities, Inc.	19,000	2,470,000
Camden Property Trust	12,100	850,751
Equity Residential	76,400	3,684,772
Essex Property Trust, Inc.	8,700	1,126,476
Mid-America Apartment Communities, Inc.	45,100	2,537,326
UDR, Inc.	64,400	1,971,928

		17,439,282

Diversified & Others - 12.7%
Alexandria Real Estate Equities, Inc.	25,000	2,509,250
Digital Realty Trust, Inc.	78,000	3,112,200
Forest City Enterprises, Inc.-Class A	54,800	3,626,664
Vornado Realty Trust	42,700	5,095,818

		14,343,932

Health Care - 9.1%
Health Care Property Investors, Inc.	98,400	3,545,352
Nationwide Health Properties, Inc.	36,400	1,137,864
Omega Healthcare Investors, Inc.	48,000	823,200
Ventas, Inc.	113,200	4,769,116

		10,275,532

Lodging - 9.9%
Equity Inns, Inc.	56,000	917,280
FelCor Lodging Trust, Inc.	82,000	2,129,540
Highland Hospitality Corp.	77,100	1,372,380
Host Hotels & Resorts, Inc.	136,740	3,597,630
LaSalle Hotel Properties	19,300	894,748
Strategic Hotels & Resorts, Inc.	79,800	1,825,026
Sunstone Hotel Investors, Inc.	17,300	471,598

		11,208,202

Office - 13.1%
Boston Properties, Inc.	38,200	4,484,680
Brookfield Properties Corp.	86,000	3,465,800
Corporate Office Properties Trust SBI MD	24,400	1,114,592
Maguire Properties, Inc.	57,020	2,027,631
PS Business Parks, Inc.	4,200	296,184
SL Green Realty Corp.	25,000	3,429,500

		14,818,387

	Shares or Principal Amount (000)
Regional Malls - 13.8%
General Growth Properties, Inc.	61,400	3,964,598
Simon Property Group, Inc.	76,900	8,555,125
Taubman Centers, Inc.	52,500	3,044,475

		15,564,198

Restaurants & Lodging - 2.3%
Starwood Hotels & Resorts Worldwide, Inc.	39,900	2,587,515

Self Storage - 5.2%
Public Storage, Inc.	62,400	5,907,408

Shopping Centers - 11.5%
Developers Diversified Realty Corp.	49,700	3,126,130
Federal Realty Investment Trust	12,600	1,141,812
Kimco Realty Corp.	74,200	3,616,508
Ramco-Gershenson Properties	64,400	2,299,724
Saul Centers, Inc.	19,500	1,109,550
Tanger Factory Outlet Centers	42,400	1,712,536

		13,006,260

Warehouse & Industrial - 6.0%
ProLogis	104,700	6,798,171

Total Common Stocks (cost $65,557,555)		111,948,887

SHORT-TERM INVESTMENTS - 0.9%
Time Deposit - 0.9%
The Bank of New York
4.25%, 4/02/07 (cost $990,000)	$990	990,000

Total Investments - 100.0%
(cost $66,547,555)		112,938,887
Other assets less liabilities - 0.0%		(5,745)

Net Assets - 100.0%		$112,933,142

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Variable Products Series

Fund

Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Technology - 25.8%
Communication Equipment - 3.3%
Exar Corp. (a)	39,200	$519,008
Oplink Communications, Inc. (a)	51,900	932,643
Witness Systems, Inc. (a)	30,500	821,975

		2,273,626

Communication Services - 1.3%
NTELOS Holdings Corp. (a)	48,700	936,014

Computer Hardware/Storage - 0.6%
Commvault Systems, Inc. (a)	23,700	383,940

Computer Peripherals - 1.0%
Synaptics, Inc. (a)	27,300	698,334

Computer Services - 1.7%
Euronet Worldwide, Inc. (a)	22,900	615,094
Global Cash Access Holdings, Inc. (a)	35,500	592,495

		1,207,589

Internet Infrastructure - 2.1%
Switch & Data Facilities Co. Inc. (a)	28,300	512,796
Trizetto Group (a)	48,000	960,480

		1,473,276

Miscellaneous - 4.1%
MICROS Systems, Inc. (a)	23,500	1,268,765
VeriFone Holdings, Inc. (a)	32,300	1,186,379
WNS Holdings Ltd. (ADR) (a)	13,340	388,728

		2,843,872

Semiconductor Capital Equipment - 0.9%
Eagle Test Systems, Inc. (a)	33,710	560,934
Verigy Ltd. (a)	2,800	65,716

		626,650

Semiconductor Components - 4.5%
Entegris, Inc. (a)	67,500	722,250
Hittite Microwave Corp. (a)	20,000	803,400
Integrated Device Technology, Inc. (a)	33,630	518,575
ON Semiconductor Corp. (a)	110,800	988,336
Vimicro International Corp. (ADR) (a)	14,100	91,368

		3,123,929

Software - 6.3%
Blackbaud, Inc.	14,320	349,694
DealerTrack Holdings, Inc. (a)	38,000	1,167,360
Informatica Corp. (a)	21,550	289,417
Innerworkings, Inc. (a)	52,600	620,680
Lightbridge, Inc. (a)	29,600	520,072
Quest Software, Inc. (a)	44,820	729,221
Ultimate Software Group, Inc. (a)	28,800	754,272

		4,430,716

		17,997,946

Consumer Services - 22.0%
Apparel - 2.1%
Under Armour, Inc.-Class A (a)	15,160	777,708
Zumiez, Inc. (a)	16,990	681,639

		1,459,347

Broadcasting & Cable - 0.6%
Entravision Communications Corp.-Class A (a)	43,000	401,620

Entertainment & Leisure - 1.6%
Great Wolf Resorts, Inc. (a)	13,100	173,313
THQ, Inc. (a)	28,450	972,705

		1,146,018

Miscellaneous - 10.9%
American Reprographics Co. (a)	20,800	640,432
Bright Horizons Family Solutions, Inc. (a)	13,500	509,625
Huron Consulting Group, Inc. (a)	17,327	1,054,175
Kenexa Corp. (a)	20,500	638,165
Life Time Fitness, Inc. (a)	19,300	992,213
LoopNet, Inc. (a)	30,400	519,536
MSC Industrial Direct Co.-Class A	15,200	709,536
Resources Connection, Inc. (a)	45,700	1,461,943
Strayer Education, Inc.	8,700	1,087,500

		7,613,125

Printing & Publishing - 1.8%
VistaPrint, Ltd. (a)	33,100	1,267,730

Restaurants & Lodging - 2.7%
Home Inns & Hotels Management, Inc. (ADR) (a)	2,700	98,118
Orient-Express Hotels, Ltd.-Class A	21,300	1,274,166
Texas Roadhouse, Inc.-Class A (a)	33,700	480,225

		1,852,509

Retail - General Merchandise - 2.3%
Citi Trends, Inc. (a)	8,200	350,468
Coldwater Creek, Inc. (a)	39,050	791,934
MarineMax, Inc. (a)	21,300	493,734

		1,636,136

		15,376,485

Health Care - 16.7%
Biotechnology - 3.8%
Advanced Magnetics, Inc. (a)	8,900	536,403
Biomarin Pharmaceutical, Inc. (a)	32,400	559,224
Icon PLC (ADR) (a)	23,100	984,060
Nektar Therapeutics (a)	42,000	548,520

		2,628,207

Drugs - 1.3%
Alexion Pharmaceuticals, Inc. (a)	15,300	661,572
Pozen, Inc. (a)	17,500	258,125

		919,697

Medical Products - 4.5%
Abaxis, Inc. (a)	24,800	604,376
ArthroCare Corp. (a)	14,500	522,580
Hansen Medical, Inc. (a)	23,820	450,198
Meridian Bioscience, Inc.	31,000	860,560
Ventana Medical Systems, Inc. (a)	16,300	682,970

		3,120,684

Medical Services - 6.2%
LHC Group, Inc. (a)	42,000	1,362,060
Psychiatric Solutions, Inc. (a)	25,700	1,035,967
Stericycle, Inc. (a)	15,590	1,270,585
WellCare Health Plans, Inc. (a)	7,669	653,782

		4,322,394

Miscellaneous - 0.9%
HealthExtras, Inc. (a)	23,200	667,696

		11,658,678

Energy - 8.7%
Miscellaneous - 3.3%
Bill Barrett Corp. (a)	25,200	816,732
EXCO Resources, Inc. (a)	30,700	509,006
Hydril (a)	10,000	962,400

		2,288,138

Oil Service - 5.4%
Complete Production Services, Inc. (a)	24,600	489,786
Core Laboratories NV (a)	8,584	719,597
Dril-Quip, Inc. (a)	19,000	822,320
FMC Technologies, Inc. (a)	7,800	544,128
Tesco Corp. (a)	18,200	483,210
W-H Energy Services, Inc.-Class H (a)	16,100	752,514

		3,811,555

		6,099,693

Capital Goods - 7.9%
Building & Related - 0.7%
Dayton Superior Corp. (a)	48,800	504,592

Electrical Equipment - 2.1%
Baldor Electric Co.	23,100	871,794
Houston Wire & Cable Co. (a)	20,400	571,608

		1,443,402

Machinery - 3.8%
Bucyrus International, Inc.-Class A	22,500	1,158,750
RBC Bearings, Inc. (a)	23,800	795,634
Watts Water Technologies, Inc.-Class A	18,100	688,343

		2,642,727

Miscellaneous - 1.3%
IDEX Corp.	17,970	914,313

		5,505,034

Finance - 6.6%
Banking - Money Center - 0.5%
Community Bancorp (a)	11,400	350,550

Banking - Regional - 0.8%
First Republic Bank	9,600	515,520

Brokerage & Money Management - 3.0%
Affiliated Managers Group, Inc. (a)	6,700	725,945
Greenhill & Co., Inc.	13,300	816,487
optionsXpress Holdings, Inc.	24,380	573,905

		2,116,337

Insurance - 0.5%
Primus Guaranty Ltd. (a)	30,530	375,519

Miscellaneous - 1.8%
Clayton Holdings, Inc. (a)	24,620	377,671
GFI Group, Inc. (a)	1,100	74,767
Morningstar, Inc. (a)	15,800	815,912

		1,268,350

		4,626,276

Basic Industry - 3.0%
Chemicals - 1.4%
Hexcel Corp. (a)	48,500	962,725

Miscellaneous - 1.6%
Knoll, Inc.	47,800	1,139,074

		2,101,799

Transportation - 2.2%
Air Freight - 0.8%
UTI Worldwide, Inc.	21,800	535,844

Shipping - 1.4%
Kirby Corp. (a)	28,800	1,007,424

		1,543,268

Multi Industry Companies - 1.6%
Multi-Industry Companies - 1.6%
LKQ Corp. (a)	52,460	1,146,776

Industrials - 1.6%
Miscellaneous - 1.6%
Astec Industries, Inc. (a)	28,200	1,135,050

Utilities - 1.0%
Telephone Utility - 1.0%
Cbeyond, Inc. (a)	24,500	718,585

Consumer Staples - 0.9%
Food - 0.9%
Hain Celestial Group, Inc. (a)	19,800	595,386

Total Common Stocks
(cost $53,819,188)		68,504,976

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
The Bank of New York 4.25%, 4/02/07
(cost $400,000)	$400	400,000

Total Investments - 98.6%
(cost $54,219,188)		68,904,976
Other assets less liabilities - 1.4%		1,012,208

Net Assets - 100.0%		$69,917,184

(a)	Non-income producing security.

Please	note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Variable Products Series

Fund

Small-Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.8%
Financial - 24.9%
Major Regional Banks - 5.7%
Central Pacific Financial Corp.	133,900	$4,896,723
The South Financial Group, Inc.	164,000	4,054,080
Susquehanna Bancshares, Inc.	218,600	5,069,334
Trustmark Corp.	139,806	3,920,160
UnionBanCal Corp.	45,900	2,910,978
Whitney Holding Corp.	130,900	4,002,922

		24,854,197

Miscellaneous Financial - 1.1%
A.G. Edwards, Inc.	66,900	4,628,142

Multi-Line Insurance - 3.9%
Fidelity National Financial, Inc.-Class A	222,000	5,330,220
Molina Healthcare, Inc. (a)	34,725	1,062,238
Radian Group, Inc.	83,800	4,598,944
StanCorp Financial Group, Inc.	127,000	6,244,590

		17,235,992

Property - Casualty Insurance - 6.5%
Arch Capital Group Ltd. (a)	114,200	7,789,582
Aspen Insurance Holdings, Ltd.	190,800	5,000,868
Old Republic International Corp.	286,875	6,345,675
PartnerRe, Ltd.	17,700	1,213,158
Platinum Underwriters Holdings, Ltd.	199,000	6,383,920
RenaissanceRe Holdings, Ltd.	33,600	1,684,704

		28,417,907

Real Estate Investment Trust - 4.1%
Digital Realty Trust, Inc.	126,700	5,055,330
FelCor Lodging Trust, Inc.	189,600	4,923,912
Highland Hospitality Corp.	138,000	2,456,400
Mid-America Apartment Communities, Inc.	60,000	3,375,600
Strategic Hotels & Resorts, Inc.	85,500	1,955,385

		17,766,627

Savings & Loan - 3.6%
Astoria Financial Corp.	175,900	4,677,181
Provident Financial Services, Inc.	271,000	4,728,950
Sovereign Bancorp, Inc.	42,500	1,081,200
Webster Financial Corp.	111,000	5,329,110

		15,816,441

		108,719,306

Industrial Resources - 12.3%
Aluminum - 0.8%
Mueller Industries, Inc.	113,000	3,401,300

Chemicals - 6.3%
Ashland, Inc.	80,825	5,302,120
Celanese Corp.-Class A Series A	198,300	6,115,572
Cytec Industries, Inc.	92,300	5,190,952
Lubrizol Corp.	103,600	5,338,508
Rockwood Holdings, Inc. (a)	202,400	5,602,432

		27,549,584

Containers - Metal/Glass/Paper - 1.3%
Owens-Illinois, Inc. (a)	226,400	5,834,328

Miscellaneous Metals - 1.8%
Commercial Metals Co.	73,800	2,313,630
Silgan Holdings, Inc.	106,480	5,442,193

		7,755,823

Steel - 2.1%
Chaparral Steel Co.	60,600	3,525,102
Steel Dynamics, Inc.	125,000	5,400,000

		8,925,102

		53,466,137

Capital Equipment - 11.7%
Aerospace & Defense - 1.2%
Goodrich Corp.	104,275	5,368,077

Auto Trucks - Parts - 1.4%
ArvinMeritor, Inc.	333,200	6,080,900

Electrical Equipment - 2.5%
Acuity Brands, Inc.	79,600	4,333,424
Checkpoint Systems, Inc. (a)	121,500	2,874,690
Cooper Industries, Ltd.-Class A	84,400	3,797,156

		11,005,270

Machinery - 3.8%
Kennametal, Inc.	82,400	5,571,064
Regal-Beloit Corp.	121,000	5,611,980
Terex Corp. (a)	71,000	5,094,960

		16,278,004

Miscellaneous Capital Goods - 2.8%
Hanover Compressor Co. (a)	248,233	5,523,184
SPX Corp.	96,600	6,781,320

		12,304,504

		51,036,755

Consumer Staples - 10.9%
Beverages - Soft, Lite & Hard - 1.5%
Molson Coors Brewing Co.-Class B	68,600	6,490,932

Foods - 2.4%
Corn Products International, Inc.	138,300	4,922,097
Performance Food Group Co. (a)	184,400	5,692,428

		10,614,525

Restaurants - 2.0%
Jack in the Box, Inc. (a)	70,500	4,873,665

Papa John’s International, Inc. (a)	137,654	4,047,028

		8,920,693

Retail Stores - Drugs - 1.0%
Longs Drug Stores Corp.	81,575	4,212,533

Retail Stores - Food - 2.1%
Ruddick Corp.	151,300	4,551,104
Supervalu, Inc.	113,700	4,442,259

		8,993,363

Tobacco - 1.9%
Universal Corp.	134,000	8,220,900

		47,452,946

Services - 10.2%
Air Transport - 1.6%
Alaska Air Group, Inc. (a)	93,900	3,577,590
Continental Airlines, Inc.-Class B (a)	94,700	3,446,133

		7,023,723

Business & Public Services - 2.0%
IKON Office Solutions, Inc.	414,000	5,949,180
United Stationers, Inc. (a)	47,095	2,821,932

		8,771,112

Miscellaneous Industrial Transportation - 1.5%
GATX Corp.	138,200	6,605,960

Truckers - 5.1%
Arkansas Best Corp.	82,000	2,915,100
Con-way, Inc.	105,925	5,279,302
Laidlaw International, Inc.	139,600	4,830,160
Ryder System, Inc.	99,000	4,884,660
Werner Enterprises, Inc.	219,400	3,986,498

		21,895,720

		44,296,515

Technology - 9.2%
Communication - Equipment Manufacturers - 2.1%
Andrew Corp. (a)	307,900	3,260,661
CommScope, Inc. (a)	141,700	6,078,930

		9,339,591

Computer Services/Software - 0.8%
CSG Systems International, Inc. (a)	135,675	3,394,588

Computer/Instrumentation - 0.8%
Celestica, Inc. (a)	278,805	1,709,075
Sanmina-SCI Corp. (a)	411,679	1,490,278
Solectron Corp. (a)	107,400	338,310

		3,537,663

Miscellaneous Industrial Technology - 1.4%
Arrow Electronics, Inc. (a)	115,500	4,360,125
Tech Data Corp. (a)	49,500	1,772,595

		6,132,720

Semiconductors - 4.1%
AVX Corp.	63,400	963,680
Siliconware Precision Industries Co. (ADR)	239,058	2,345,159
Spansion, Inc.-Class A (a)	190,000	2,316,100
Teradyne, Inc. (a)	140,000	2,315,600
Vishay Intertechnology, Inc. (a)	351,000	4,906,980
Zoran Corp. (a)	285,900	4,866,018

		17,713,537

		40,118,099

Utilities - 7.3%
Electric Companies - 7.3%
Allegheny Energy, Inc. (a)	91,500	4,496,310
Constellation Energy Group, Inc.	41,000	3,564,950
Northeast Utilities	171,200	5,610,224
Puget Energy, Inc.	231,800	5,952,624
Reliant Energy, Inc. (a)	330,600	6,717,792
Wisconsin Energy Corp.	114,400	5,550,688

		31,892,588

Consumer Cyclicals - 6.8%
Autos & Auto Parts OEMS - 1.9%
Autoliv, Inc.	38,500	2,198,735
TRW Automotive Holdings Corp. (a)	174,000	6,058,680

		8,257,415

Home Furnishings - 0.7%
Furniture Brands International, Inc.	186,000	2,935,080

Household - Appliances/Durables - 1.2%
Briggs & Stratton Corp.	170,900	5,272,265

Retailers - 1.7%
AutoNation, Inc. (a)	151,149	3,210,405
Charming Shoppes, Inc. (a)	129,500	1,677,025
Office Depot, Inc. (a)	68,000	2,389,520

		7,276,950

Textiles/Shoes - Apparel Manufacturing - 1.3%
Liz Claiborne, Inc.	50,600	2,168,210
VF Corp.	44,500	3,676,590

		5,844,800

		29,586,510

Consumer Growth - 5.7%
Drugs - 0.8%
Endo Pharmaceuticals Holdings, Inc. (a)	61,375	1,804,425
King Pharmaceuticals, Inc. (a)	83,375	1,639,986

		3,444,411

Entertainment - 0.5%
Vail Resorts, Inc. (a)	44,200	2,401,386

Hospital Management - 1.4%
Genesis HealthCare Corp. (a)	66,000	4,165,260
Universal Health Services, Inc.-Class B	37,800	2,164,428

		6,329,688

Miscellaneous Consumer Growth - 1.0%
Avis Budget Group, Inc. (a)	162,000	4,425,840

Other Medical - 1.5%
PerkinElmer, Inc.	262,300	6,352,906

	Shares or Principal Amount (000)
Publishing - 0.5%
Quebecor World, Inc.	168,000	2,136,960

		25,091,191

Energy - 1.8%
Miscellaneous - 0.4%
Metal Management, Inc.	39,900	1,843,380

Offshore Drilling - 0.4%
Rowan Cos., Inc.	52,900	1,717,663

Oil Well Equipment & Services - 0.4%
Todco-Class A (a)	42,100	1,697,893

Oils - Integrated Domestic - 0.6%
Hess Corp.	49,200	2,729,124

		7,988,060

Total Common Stocks
(cost $362,971,212)		439,648,107

SHORT-TERM INVESTMENTS - 3.6%
Time Deposit - 3.6%
The Bank of New York 4.25%, 4/02/07
(cost $15,870,000)	$15,870	15,870,000

Total Investments - 104.4%
(cost $378,841,212)		455,518,107
Other assets less liabilities - (4.4)%		(19,348,179)

Net Assets - 100.0%		$436,169,928

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Variable Products Series

Fund

U.S. Government/High Grade Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRU’S - 44.2%
Fixed Rate 30-Year - 31.4%
Federal National Mortgage Association
6.50%, TBA	$3,100	$3,162,000
Federal Gold Loan Mortgage Corporation
Series 2005
4.50%, 8/01/35 - 10/01/35	1,407	1,322,648
4.50%, TBA	460	432,400
Series 2007
7.00%, 2/01/37	1,310	1,350,447
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33 - 7/01/33	3,826	3,794,886
Series 2004
5.50%, 4/01/34 - 11/01/34	1,231	1,220,434
Series 2005
5.50%, 2/01/35 - 7/01/35	2,920	2,894,879
Series 2006
5.00%, 2/01/36	2,551	2,466,852
5.50%, 1/01/36 - 5/01/36	5,929	5,873,483
6.50%, 8/01/36 - 11/01/36	2,868	2,925,479
Series 2007
5.50%, 5/01/36	1,174	1,162,467
Government National Mortgage Association
5.50%, TBA	3,115	3,094,558

		29,700,533

Fixed Rate 15-Year - 7.5%
Federal Gold Loan Mortgage Corporation
Series 2006
5.00%, 4/01/21	1,067	1,052,380
Federal National Mortgage Association
Series 2005
4.50%, 10/01/20 - 12/01/20	2,009	1,944,692
5.00%, 4/01/19	1,840	1,820,271
Series 2006
4.50%, 12/01/20 - 2/01/21	847	819,819
5.00%, 4/01/21	1,480	1,459,307

		7,096,469

Non-Agency ARMS - 2.9%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.225%, 5/25/36 (a)	205	207,321
Series 2007-1, Class 21A1
5.751%, 1/25/47 (a)	286	288,782
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.108%, 5/25/35 (a)	508	504,723
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (b)	621	624,214
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.252%, 5/25/36 (a)	265	267,829
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.073%, 7/25/36 (a)	552	561,272
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.236%, 8/25/35 (a)	333	331,503

		2,785,644

Agency ARMS - 2.4%
Federal National Mortgage Association
Series 2006
5.801%, 3/01/36 (b)	505	510,296
Federal National Mortgage Association
Series 2005
4.179%, 9/01/35 (b)	407	407,748
Series 2006
5.871%, 11/01/36 (b)	749	756,683
Series 2007
5.781%, 1/01/37 (b)	540	545,956

		2,220,683

Total Mortgage Pass-Thru’s (cost $41,818,225)		41,803,329

CORPORATES - INVESTMENT GRADES - 17.2%
Industrial - 9.9%
Basic - 0.7%
The Dow Chemical Co.
7.375%, 11/01/29	20	22,259
International Paper Co.
5.30%, 4/01/15	190	182,234
Ispat Inland ULC
9.75%, 4/01/14	95	104,844
Lubrizol Corp.
4.625%, 10/01/09	120	118,548
Westvaco Corp.
8.20%, 1/15/30	50	55,023
Weyerhaeuser Co.
5.95%, 11/01/08	175	176,531

		659,439

Capital Goods - 1.1%
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33 (c)	185	213,046
Textron Financial Corp.
4.125%, 3/03/08	315	311,965
Textron, Inc.
6.375%, 11/15/08	125	127,415
Tyco International Group, SA
6.00%, 11/15/13	155	162,935
Waste Management, Inc.
6.875%, 5/15/09	205	211,403

		1,026,764

Communications - Media - 1.5%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	100	102,788
BSKYB Finance UK PLC
5.625%, 10/15/15 (c)	170	168,579
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	125	162,324
Comcast Cable Communications, Inc.
6.875%, 6/15/09	250	258,836
Comcast Corp.
5.30%, 1/15/14	155	152,907
News America, Inc.
6.55%, 3/15/33	100	102,261
RR Donnelley & Sons Co.
4.95%, 4/01/14	65	61,077
Time Warner Entertainment Co.
8.375%, 3/15/23	235	277,786
WPP Finance Corp.
5.875%, 6/15/14	120	121,462

		1,408,020

Communications - Telecommunications - 3.1%
AT&T Corp.
8.00%, 11/15/31	20	24,716
New Cingular Wireless Services, Inc.
8.75%, 3/01/31	105	135,444
British Telecommunications PLC
8.625%, 12/15/10	160	178,602
CenturyTel, Inc.
5.00%, 2/15/15	185	172,424
Series G
6.875%, 1/15/28	65	63,787

Embarq Corp.
6.738%, 6/01/13	20	20,648
7.082%, 6/01/16	280	285,473
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	305	333,736
Pacific Bell
6.625%, 10/15/34	280	282,721
Sprint Capital Corp.
8.375%, 3/15/12	365	407,241
Telecom Italia Capital, SA
4.00%, 11/15/08	120	117,633
4.00%, 1/15/10	380	367,130
6.375%, 11/15/33	40	37,726
Verizon Global Funding Corp.
4.90%, 9/15/15	115	110,236
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	170	173,716
Vodafone Group PLC
5.50%, 6/15/11	230	232,475

		2,943,708

Consumer Cyclical - Automotive - 0.1%
DaimlerChrysler North America
4.875%, 6/15/10	110	108,884

Consumer Cyclical - Other - 0.6%
Centex Corp.
5.45%, 8/15/12	64	61,748
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	179	186,555
7.875%, 5/01/12	187	200,959
Toll Brothers Finance Corp.
6.875%, 11/15/12	95	97,271

		546,533

Consumer Non-Cyclical - 1.7%
Altria Group, Inc.
7.75%, 1/15/27	155	185,257
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)	185	178,997
ConAgra Foods, Inc.
7.875%, 9/15/10	102	110,418
Fisher Scientific International, Inc.
6.125%, 7/01/15	230	230,558
6.75%, 8/15/14	45	46,220
Kraft Foods, Inc.
4.125%, 11/12/09	415	404,285
5.25%, 10/01/13	220	216,789
Safeway, Inc.
4.125%, 11/01/08	73	71,793
4.80%, 7/16/07	85	84,786

Wyeth
5.50%, 2/01/14	141	141,859

		1,670,962

Energy - 0.4%
Amerada Hess Corp.
7.875%, 10/01/29	165	190,329
Valero Energy Corp.
6.875%, 4/15/12	180	191,681

		382,010

Technology - 0.7%
Cisco Systems, Inc.
5.25%, 2/22/11	90	90,439
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	281	287,083
IBM Corp.
4.375%, 6/01/09	90	88,984
Motorola, Inc.
6.50%, 9/01/25	125	123,264
7.50%, 5/15/25	25	27,436
7.625%, 11/15/10	22	23,609

		640,815

		9,387,135

Financial Institutions - 5.4%
Banking - 2.6%
Barclays Bank PLC
8.55%, 9/29/49 (a)(c)	365	408,723
Huntington National Bank
4.375%, 1/15/10	250	244,087
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/46 (a)	105	107,254
RBS Capital Trust III
5.512%, 9/29/49 (a)	335	329,602
Resona Preferred Global Securities
7.191%, 12/30/49 (a)(c)	135	142,596
UBS Preferred Funding Trust I
8.622%, 10/01/30 (a)	180	199,110
UFJ Finance Aruba AEC
6.75%, 7/15/13	240	258,524
Wachovia Capital Trust III
5.80%, 8/29/49 (a)	180	182,147
Washington Mutual, Inc.
4.00%, 1/15/09	310	303,503
Wells Fargo & Co.
4.20%, 1/15/10	195	190,778
Zions Bancorporation
5.50%, 11/16/15	105	103,217

		2,469,541

Brokerage - 0.1%
Goldman Sachs Group, Inc.
4.75%, 7/15/13	125	120,476

Finance - 1.2%
American General Finance Corp.
4.625%, 5/15/09	340	335,719
Capital One Bank
6.50%, 6/13/13	140	146,494
Countrywide Home Loans, Inc.
4.00%, 3/22/11	105	99,534
4.25%, 12/19/07	265	262,681
General Electric Capital Corp.
4.375%, 11/21/11	35	34,012
6.75%, 3/15/32	20	22,661
HSBC Finance Corp.
7.00%, 5/15/12	115	123,413
iStar Financial, Inc.
5.15%, 3/01/12	125	122,620

		1,147,134

Insurance - 1.3%
Assurant, Inc.
5.625%, 2/15/14	70	69,947
Humana, Inc.
6.30%, 8/01/18	215	218,985
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (c)	145	144,604
WellPoint, Inc.
4.25%, 12/15/09	320	313,462
Zurich Capital Trust I
8.376%, 6/01/37 (c)	490	511,663

		1,258,661

REITS - 0.2%
Simon Property Group LP
6.375%, 11/15/07	145	145,798

		5,141,610

Utility - 1.9%
Electric - 1.7%
Carolina Power & Light Co.
6.50%, 7/15/12	215	228,056
Consumers Energy Co.
Series C
4.25%, 4/15/08	130	128,636
Exelon Corp.
6.75%, 5/01/11	95	99,053
FirstEnergy Corp.
Series B
6.45%, 11/15/11	95	99,575
Series C
7.375%, 11/15/31	105	119,287

MidAmerican Energy Holdings Co.
5.875%, 10/01/12	135	138,986
Nisource Finance Corp.
7.875%, 11/15/10	110	119,222
Pacific Gas & Electric Co.
4.80%, 3/01/14	215	208,476
Progress Energy, Inc.
7.10%, 3/01/11	73	77,926
Public Service Company of Colorado
7.875%, 10/01/12	100	112,591
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (c)	235	242,700

		1,574,508

Natural Gas - 0.2%
Duke Energy Field Services Corp.
7.875%, 8/16/10	70	75,621
Enterprise Products Operating L.P.
Series B
5.60%, 10/15/14	95	94,783

		170,404

		1,744,912

Total Corporates - Investment Grades (cost $16,095,518)		16,273,657

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.6%
Non-Agency Fixed Rate CMBS - 13.6%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35	335	341,890
Series 2004-4, Class A3
4.128%, 7/10/42	410	400,646
Series 2004-6, Class A2
4.161%, 12/10/42	525	512,610
Series 2005-6, Class A4
5.182%, 9/10/47 (a)	680	675,638
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41 (a)	505	499,312
Series 2005-T18, Class A4
4.933%, 2/13/42 (a)	530	516,775
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	360	353,934

Series 2005-C1, Class A4
5.014%, 2/15/38 (a)	450	441,188
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	455	451,048
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35	450	425,117
Series 2005-GG3, Class A2
4.305%, 8/10/42	530	519,778
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38 (a)	300	301,881
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	95	91,981
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (a)	550	542,866
Series 2005-LDP3, Class A2
4.851%, 8/15/42	405	400,983
Series 2005-LDP4, Class A2
4.79%, 10/15/42	465	459,556
Series 2005-LDP5, Class A2
5.198%, 12/15/44	360	360,169
Series 2006-CB14, Class A4
5.481%, 12/12/44 (a)	195	196,878
Series 2006-CB15, Class A4
5.814%, 6/12/43 (a)	290	300,512
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	430	406,434
Series 2004-C4, Class A4
5.133%, 6/15/29 (a)	830	839,416
Series 2004-C8, Class A2
4.201%, 12/15/29	420	410,321
Series 2005-C1, Class A4
4.742%, 2/15/30	365	352,482
Series 2005-C7, Class A4
5.197%, 11/15/30 (a)	340	336,932
Series 2006-C1, Class A4
5.156%, 2/15/31	485	478,589
Series 2006-C6, Class A4
5.372%, 9/15/39	530	532,920
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.244%, 11/12/37 (a)	280	279,813
Series 2005-MKB2, Class A2
4.806%, 9/12/42	655	648,772

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-2, Class A4
5.91%, 6/12/46 (a)	145	151,466
Morgan Stanley Capital I
Series 2005-T17, Class A5
4.78%, 12/13/41	655	634,595

Total Commercial Mortgage-Backed Securities (cost $12,957,061)		12,864,502

U.S. TREASURIES - 8.2%
U.S. Treasury Bonds
4.50%, 2/15/36	4,675	4,407,646
8.75%, 5/15/17	1,605	2,121,735
U.S. Treasury Notes
4.875%, 5/31/08	1,220	1,220,572

Total U.S. Treasuries
(cost $7,693,293)		7,749,953

ASSET-BACKED SECURITIES - 6.5%
Home Equity Loans - Floating Rate - 3.4%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
6.07%, 12/25/32 (b)	136	136,127
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
5.47%, 4/25/22 (b)	62	62,492
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB8, Class M1
5.57%, 10/25/36 (b)	190	189,090
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
5.49%, 12/25/35 (b)	285	285,089
Home Equity Asset Trust FRN
Series 2007-2, Class M1
5.75%, 7/25/37 (b)	475	475,000
HFC Home Equity Loan Asset Backed
Certificates
Series 2005-3, Class A1
5.58%, 1/20/35 (b)	208	208,743
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
5.43%, 11/25/36 (b)	490	489,617
Option One Mortgage Loan Trust FRN
Series 2007-2, Class M1
5.68%, 3/25/37 (b)	160	159,597
RAAC Series
Series 2006-SP3, Class A1
5.40%, 8/25/36 (b)	168	167,456
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2

5.49%, 3/25/35 (b)	196	196,530
Series 2005-RZ1, Class A2
5.52%, 4/25/35 (b)	336	336,611
Saxon Asset Securities Trust
Series 2005-4, Class A2B
5.50%, 11/25/37 (b)	300	300,047
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2A
5.40%, 12/25/36 (b)	135	135,115
Structured Asset Investment Loan Trust
Series 2006-1, Class A1
5.40%, 1/25/36 (b)	87	86,848

		3,228,362

Home Equity Loans - Fixed Rate - 1.8%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (d)	116	106,418
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (a)	475	476,791
Credit-Based Asset Servicing and Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33 (d)	252	244,896
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (d)	260	258,410
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (d)	305	301,950
Series 2006-1, Class A2
5.3%, 5/25/36 (d)	120	120,000
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35	225	222,217

		1,730,682

Autos - Fixed Rate - 0.8%
Capital Auto Receivables Asset Trust
Series 2005-SN1A, Class A3A
4.10%, 6/15/08	205	204,936
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3
4.32%, 8/15/09	508	505,653

		710,589

Credit Cards - Fixed Rate - 0.4%
Providian Gateway Master Trust
Series 2004-DA, Class A
3.35%, 9/15/11 (c)	360	356,842

Other - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (c)	100	102,036

Total Asset-Backed Securities
(cost $6,142,629)		6,128,511

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 4.2%
Sovereigns - 4.2%
United Mexican States
5.625%, 1/15/17	1,490	1,501,920
Russian Federation
Series REGS
5.00%, 3/31/30 (c)(d)	1,721	1,952,011
United Mexican States
7.50%, 1/14/12	425	465,375

Total Government-Related - Non-U.S. Issuers
(cost $3,633,404)		3,919,306

MORTGAGE CMO’S - 2.6%
Non-Agency Adjustable Rate - 1.4%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.933%, 12/25/35 (b)	217	217,013
Series 2007-OA3, Class M1
5.63%, 4/25/47 (b)	145	144,780
Washington Mutual, Inc.
Series 2005-AR2, Class 2A22
5.54%, 1/25/45 (b)	63	63,372
Series 2007-OA1, Class A1A
5.633%, 2/25/47 (b)	442	441,338
Series 2007-OA3, Class B1
5.77%, 4/25/47 (b)	450	449,991

		1,316,494

Non-Agency Fixed Rate - 1.2%
Morgan Stanley Mortgage Loan Trust
Series 2006-11, Class 1A2
6.354%, 8/25/36 (a)	290	291,450
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37	341	344,106
Wells Fargo Mortgage Backed Securities
Trust
Series 2006-AR11, Class A4
5.529%, 8/25/36 (a)	490	488,481

		1,124,037

Agency Adjustable Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
5.217%, 5/28/35 (b)	37	37,578

Total Mortgage CMO’s
(cost $2,474,509)		2,478,109

CORPORATES - NON-INVESTMENT GRADES - 0.2%
Industrial - 0.2%
Basic - 0.2%
Packaging Corp. of America
5.75%, 8/01/13
(cost $152,151)	155	153,047

SHORT-TERM INVESTMENTS - 10.2%
Agency Discount Notes - 8.2%
Federal Home Loan Bank
Zero coupon, 4/11/07	4,120	4,114,718
Federal Home Loan Mortgage Corporation
Zero coupon, 5/07/07	3,670	3,651,731

		7,766,449

Time Deposit - 2.0%
The Bank of New York
4.25%, 4/02/07	1,870	1,870,000

Total Short-Term Investments
(cost $9,636,460)		9,636,449

Total Investments - 106.9%
(cost $100,603,250)		101,006,863
Other assets less liabilities - (6.9)%		(6,530,032)

Net Assets - 100.0%		$94,476,831

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Lehman Brothers	$3,505	11/02/07	3 month LIBOR+	4.814%	$26,384
Lehman Brothers	1,500	12/04/11	3 month LIBOR+	4.8504%	8,978
Lehman Brothers	1,000	3/02/16	3 month LIBOR+	5.0625%	(5,871)

(a)	Variable rate coupon, rate shown as of March 31, 2007.
(b)	Floating Rate Security. Stated interest rate was in effect at March 31, 2007.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate market value of these securities amounted to $4,421,798 or 4.7% of net assets.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2007.

Position, or a portion therefore, has been segregated to collateralize interest rate swaps.

Glossary:

LIBOR	-	London Interbank Offered Rates
TBA	-	To Be Announced

AllianceBernstein Variable Products Series

Fund

U.S. Large Cap Blended Style Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financial - 30.0%
Banking - 12.1%
Bank of America Corp.	6,100	$311,222
Citigroup, Inc.	7,100	364,514
Comerica, Inc.	900	53,208
Credit Suisse Group (New York) (ADR)	3,325	238,835
Federal Home Loan Mortgage Corp.	1,525	90,722
Federal National Mortgage Association	2,000	109,160
JPMorgan Chase & Co.	8,100	391,878
Keycorp	600	22,482
Mellon Financial Corp.	700	30,198
National City Corp.	2,000	74,500
U.S. Bancorp	1,700	59,449
Wachovia Corp.	1,300	71,565
Washington Mutual, Inc.	2,100	84,798
Wells Fargo & Co.	2,800	96,404

		1,998,935

Financial Services - 9.5%
The Charles Schwab Corp.	3,600	65,844
Chicago Mercantile Exchange Holdings, Inc.-Class A	465	247,594
Countrywide Financial Corp.	1,800	60,552
Federated Investors, Inc.-Class B	250	9,180
Franklin Resources, Inc.	2,050	247,701
The Goldman Sachs Group, Inc.	630	130,177
Janus Capital Group, Inc.	600	12,546
Lazard Ltd.-Class A	800	40,144
Legg Mason, Inc.	1,825	171,933
Lehman Brothers Holdings, Inc.	300	21,021
MBIA, Inc.	500	32,745
Merrill Lynch & Co., Inc.	4,050	330,764
MGIC Investment Corp.	600	35,352
Morgan Stanley	500	39,380
NYSE Group, Inc. (a)	1,200	112,500
Waddell & Reed Financial, Inc.-Class A	1,000	23,320

		1,580,753

Insurance - 8.4%
ACE Ltd.	450	25,677
Allstate Corp.	250	15,015
American International Group, Inc.	5,400	362,988
Chubb Corp.	275	14,209
Genworth Financial, Inc.-Class A	1,700	59,398
Hartford Financial Services Group, Inc.	900	86,022
MetLife, Inc.	1,500	94,725
Old Republic International Corp.	1,800	39,816
RenaissanceRe Holdings, Ltd.	800	40,112
Torchmark Corp.	600	39,354
The Travelers Cos, Inc.	2,000	103,540
UnumProvident Corp.	1,100	25,333
WellPoint, Inc. (a)	5,475	444,023
XL Capital Ltd.-Class A	600	41,976

		1,392,188

		4,971,876

Technology/Electronics - 13.6%
Data Processing - 9.1%
Accenture Ltd.-Class A	400	15,416
Adobe Systems, Inc. (a)	2,300	95,910
Akamai Technologies, Inc. (a)	2,000	99,840
Apple, Inc. (a)	5,050	469,195
Electronic Data Systems Corp.	500	13,840
Hewlett-Packard Co.	6,900	276,966
International Business Machines Corp.	700	65,982
Microsoft Corp.	7,500	209,025
Network Appliance, Inc. (a)	3,500	127,820
Sanmina-SCI Corp. (a)	3,000	10,860
Solectron Corp. (a)	11,800	37,170
Sun Microsystems, Inc. (a)	14,900	89,549

		1,511,573

Electrical & Electronics - 3.4%
Broadcom Corp.-Class A (a)	5,862	187,994
Cisco Systems, Inc. (a)	11,500	293,595
Lexmark International, Inc.-Class A (a)	250	14,615
Nokia OYJ (ADR)	600	13,752
QUALCOMM, Inc.	1,225	52,259

		562,215

Electronic Components & Instruments - 1.1%
Arrow Electronics, Inc. (a)	700	26,425
DST Systems, Inc. (a)	300	22,560
Flextronics International Ltd. (a)	3,900	42,666
NVIDIA Corp. (a)	3,250	93,535

		185,186

		2,258,974

Consumer Cyclical - 11.0%
Broadcasting & Publishing - 3.6%
CBS Corp.-Class B	2,375	72,651
Comcast Corp.-Special-Class A (a)	13,100	333,657
Time Warner, Inc.	8,300	163,676
Viacom, Inc.-Class B (a)	175	7,194
The Walt Disney Co.	600	20,658

		597,836

Business & Public Services - 0.6%
Interpublic Group of Cos., Inc. (a)	3,200	39,392
Monster Worldwide, Inc. (a)	1,300	61,581

		100,973

Leisure & Tourism - 3.4%
Hilton Hotels Corp.	2,600	93,496
Las Vegas Sands Corp. (a)	600	51,966
McDonald’s Corp.	5,925	266,921
Starwood Hotels & Resorts Worldwide, Inc.	2,100	136,185
Wynn Resorts Ltd.	200	18,972

		567,540

Merchandising - 2.8%
Federated Department Stores, Inc.	1,500	67,575
The Gap, Inc.	1,700	29,257
Kohl’s Corp. (a)	2,460	188,461
The Kroger Co.	3,100	87,575
The Safeway, Inc.	1,600	58,624
Saks, Inc.	1,400	29,176

		460,668

Recreation & Other Consumer - 0.6%
Mattel, Inc.	2,800	77,196
Moody’s Corp.	300	18,618

		95,814

		1,822,831

Energy - 8.3%
Energy Equipment & Services - 1.7%
Halliburton Co.	5,700	180,918
Schlumberger, Ltd.	1,600	110,560

		291,478

Energy Sources - 6.6%
BP PLC (ADR)	600	38,850
Chevron Corp.	3,300	244,068
ConocoPhillips	1,400	95,690
Exxon Mobil Corp.	7,500	565,875
Marathon Oil Corp.	900	88,947
Occidental Petroleum Corp.	200	9,862
Total SA (ADR)	700	48,846

		1,092,138

		1,383,616

Medical - 8.0%
Health & Personal Care - 8.0%
Abbott Laboratories	3,000	167,400
Alcon, Inc.	2,000	263,640
Genentech, Inc. (a)	1,575	129,339
Gilead Sciences, Inc. (a)	3,850	294,525
Merck & Co., Inc.	3,100	136,927
Pfizer, Inc.	11,000	277,860
Schering-Plough Corp.	1,700	43,367
Tenet Healthcare Corp. (a)	2,200	14,146

		1,327,204

Capital Equipment - 7.9%
Aerospace & Defense - 3.5%
Boeing Co.	4,300	382,313
Northrop Grumman Corp.	900	66,798
Rockwell Collins, Inc.	900	60,237
Spirit Aerosystems Holdings, Inc.-Class A (a)	2,000	63,700

		573,048

Automobiles - 1.1%
Autoliv, Inc.	850	48,543
BorgWarner, Inc.	700	52,794
DaimlerChrysler AG	800	65,448
Magna International, Inc.-Class A	250	18,778

		185,563

Industrial Components - 0.4%
Eaton Corp.	700	58,492

Multi-Industry - 2.9%
Fluor Corp.	1,000	89,720
General Electric Co.	8,450	298,792
Ingersoll-Rand Co. Ltd.-Class A	800	34,696
SPX Corp.	900	63,180

		486,388

		1,303,491

Consumer Staples - 6.5%
Beverages & Tobacco - 1.4%
Altria Group, Inc.	2,200	193,182
Kraft Foods, Inc.-Class A	275	8,707
UST, Inc.	400	23,192

		225,081

Food & Household Products - 5.1%
Clorox Co.	225	14,330
Colgate-Palmolive Co.	800	53,432
General Mills, Inc.	1,200	69,864
Kellogg Co.	1,000	51,430
Kimberly-Clark Corp.	1,000	68,490
Procter & Gamble Co.	7,250	457,910
Sara Lee Corp.	3,000	50,760
WM Wrigley Jr Co.	1,700	86,581

		852,797

		1,077,878

Consumer Cyclicals -5.4%
Broadcasting & Publishing - 2.9%
Google, Inc.-Class A (a)	1,035	474,196

Merchandising - 1.9%
eBay, Inc. (a)	2,600	86,190
Limited Brands, Inc.	425	11,076
Office Depot, Inc. (a)	1,000	35,140
Target Corp.	3,075	182,224

		314,630

Textiles & Apparel - 0.6%
Jones Apparel Group, Inc.	1,500	46,095
Nike, Inc.-Class B	550	58,443

		104,538

		893,364

Telecommunications - 4.0%
Telecommunications - 4.0%
America Movil SA de CV Series L (ADR)	1,150	54,959
American Tower Corp.-Class A (a)	400	15,580
AT&T, Inc.	6,400	252,352

Crown Castle International Corp. (a)	800	25,704
Embarq Corp.	235	13,242
NII Holdings Inc.-Class B (a)	250	18,545
Sprint Nextel Corp.	4,700	89,112
Verizon Communications, Inc.	4,900	185,808

		655,302

Industrial Commodities - 3.4%
Chemicals - 2.1%
Dow Chemical Co.	1,600	73,376
E.I. Du Pont de Nemours & Co.	225	11,122
Lubrizol Corp.	700	36,071
Monsanto Co.	3,000	164,880
PPG Industries, Inc.	900	63,279

		348,728

Forest & Paper - 0.5%
Smurfit-Stone Container Corp. (a)	1,900	21,394
Temple-Inland, Inc.	1,000	59,740

		81,134

Metal - Steel - 0.3%
Arcelor Mittal-Class A	1,100	58,179

Misc. Materials - 0.3%
Owens-Illinois, Inc. (a)	1,700	43,809

Miscellaneous Materials - 0.2%
Crown Holdings, Inc. (a)	1,300	31,798

		563,648

Utilities - 0.9%
Utility (Electric & Gas) - 0.9%
Dominion Resources, Inc.	100	8,877
Entergy Corp.	900	94,428
Northeast Utilities	500	16,385
TXU Corp.	475	30,447

		150,137

Total Common Stocks
(cost $13,289,191)		16,408,321

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.2%
Time Deposit - 1.2%
The Bank of New York 4.25%, 4/02/07
(cost $206,000)	$206	206,000

Total Investments - 100.2%
(cost $13,495,191)		16,614,321
Other assets less liabilities - (0.2)%		(33,430)

Net Assets - 100.0%		$16,580,891

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Variable Products Series

Fund

Utility Income Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.4%
Utilities - 74.9%
Electric & Gas Utility - 66.9%
The AES Corp. (a)	60,600	$1,304,112
AES Tiete SA	46,593,600	1,447,357
AGL Resources, Inc.	31,100	1,328,592
Allegheny Energy, Inc. (a)	44,600	2,191,644
American Electric Power Co., Inc.	29,583	1,442,171
Centerpoint Energy, Inc.	92,300	1,655,862
Cia Energetica de Minas Gerais (ADR)	16,300	792,995
CLP Holdings Ltd.	163,000	1,190,627
Consolidated Edison, Inc.	21,400	1,092,684
Constellation Energy Group, Inc.	9,000	782,550
CPFL Energia, SA (ADR)	9,400	397,620
Dominion Resources, Inc./VA	18,300	1,624,491
Duke Energy Corp.	83,448	1,693,160
Dynegy, Inc.-Class A (a)	5,863	54,291
Edison International	27,400	1,346,162
Enel SpA (ADR)	23,050	1,233,175
Entergy Corp.	21,800	2,287,256
Equitable Resources, Inc.	46,700	2,256,544
Exelon Corp.	23,600	1,621,556
FirstEnergy Corp.	29,300	1,940,832
Fortum Oyj	28,000	815,452
FPL Group, Inc.	48,700	2,978,979
Great Plains Energy, Inc.	22,162	719,157
Hong Kong & China Gas Co.	425,000	948,644
International Power PLC (ADR)	5,290	415,318
ITC Holdings Corp.	40,100	1,735,929
KeySpan Corp.	16,000	658,400
National Grid PLC (ADR)	11,220	884,248
New Jersey Resources Corp.	13,100	655,655
Northeast Utilities	22,400	734,048
NRG Energy, Inc. (a)	20,600	1,484,024
NSTAR	45,100	1,583,912
PG&E Corp.	41,800	2,017,686
Piedmont Natural Gas Co.	10,200	269,076
PPL Corp.	47,500	1,942,750
Progress Energy, Inc.	16,000	807,040
Public Service Enterprise Group, Inc.	28,400	2,358,336

Questar Corp.	7,000	624,470
Scottish & Southern Energy PLC	42,584	1,295,812
Sempra Energy	29,374	1,792,108
The Southern Co.	27,200	996,880
Xcel Energy, Inc.	80,600	1,990,014

		55,391,619

Telephone Utility - 8.0%
AT&T, Inc.	77,805	3,067,851
Chunghwa Telecom Co. Ltd. (ADR)	34,100	679,272
Verizon Communications, Inc.	32,700	1,239,984
Windstream Corp.	109,400	1,607,086

		6,594,193

		61,985,812

Energy - 7.9%
Miscellaneous - 0.5%
Ormat Technologies, Inc.	9,000	377,640

Pipelines - 7.4%
Kinder Morgan, Inc.	11,970	1,274,207
Oneok, Inc.	51,600	2,322,000
TransCanada Corp.	23,175	771,264
Williams Cos, Inc.	62,500	1,778,750

		6,146,221

		6,523,861

Consumer Services - 6.2%
Broadcasting & Cable - 1.5%
Grupo Televisa, SA (ADR)	40,000	1,192,000

Cellular Communications - 4.7%
America Movil SAB de CV Series L (ADR)	45,960	2,196,428
China Mobile Hk Ltd. (ADR)	14,580	653,913
Orascom Telecom Holding SAE (GDR)	15,600	1,060,800

		3,911,141

		5,103,141

Basic Industry - 2.4%
Mining & Metals - 0.9%
China Shenhua Energy Co. Ltd.-Class H	304,000	729,584

Miscellaneous - 1.5%
RWE AG	11,700	1,237,024

		1,966,608

Capital Goods - 1.0%
Engineering & Construction - 1.0%
Fluor Corp.	9,100	816,452

Total Common Stocks (cost $53,513,052)		76,395,874

CONVERTIBLE - PREFERRED STOCKS - 3.7%
Electric & Gas Utility - 3.7%
Entergy Corp.
7.625%	21,400	1,390,786
PNM Resources, Inc.
6.75%	30,400	1,640,992

Total Convertible - Preferred Stocks
(cost $2,585,400)		3,031,778

INVESTMENT COMPANIES - 1.3%
Mutual Funds - 1.3%
Tortoise Energy Capital Corp.
(cost $825,165)	37,100	1,102,983

NON-CONVERTIBLE - PREFERRED STOCKS - 1.0%
Public Utilities - Electric & Gas - 1.0%
Georgia Power Co.
6.00%
(cost $861,200)	34,000	863,600

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
The Bank of New York
4.25%, 4/02/07
(cost $1,032,000)	$1,032	1,032,000

Total Investments - 99.7%
(cost $58,816,817)		82,426,235
Other assets less liabilities - 0.3%		288,717

Net Assets - 100.0%		$82,714,952

(a)	Non-income producing security.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Variable Products Series

Fund

Value Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financial - 33.7%
Banks - NYC - 7.3%
CIT Group, Inc.	22,000	$1,164,240
Citigroup, Inc.	254,400	13,060,896
JPMorgan Chase & Co.	183,300	8,868,054

		23,093,190

Finance - Personal Loans - 0.8%
Countrywide Financial Corp.	73,100	2,459,084

Life Insurance - 2.6%
Genworth Financial, Inc.-Class A	64,800	2,264,112
MetLife, Inc.	46,000	2,904,900
Prudential Financial, Inc.	13,000	1,173,380
Torchmark Corp.	12,700	832,993
UnumProvident Corp.	44,100	1,015,623

		8,191,008

Major Regional Banks - 9.7%
Bank of America Corp.	236,600	12,071,332
BB&T Corp.	13,500	553,770
Comerica, Inc.	33,800	1,998,256
Fifth Third Bancorp	35,900	1,388,971
Keycorp	37,200	1,393,884
Mellon Financial Corp.	31,300	1,350,282
National City Corp.	67,300	2,506,925
Regions Financial Corp.	11,500	406,755
SunTrust Banks, Inc.	28,200	2,341,728
U.S. Bancorp	73,200	2,559,804
Wachovia Corp.	46,100	2,537,805
Wells Fargo & Co.	48,000	1,652,640

		30,762,152

Miscellaneous Financial - 3.7%
The Goldman Sachs Group, Inc.	3,600	743,868
Janus Capital Group, Inc.	53,000	1,108,230
Lehman Brothers Holdings, Inc.	4,400	308,308
MBIA, Inc.	28,400	1,859,916
Merrill Lynch & Co., Inc.	49,000	4,001,830
MGIC Investment Corp.	27,400	1,614,408
Morgan Stanley	20,400	1,606,704
Waddell & Reed Financial, Inc.-Class A	20,600	480,392

		11,723,656

Multi-Line Insurance - 3.4%
American International Group, Inc.	105,200	7,071,544
Fidelity National Financial, Inc.-Class A	62,700	1,505,427
Hartford Financial Services Group, Inc.	22,900	2,188,782

		10,765,753

Property - Casualty Insurance - 2.9%
ACE Ltd.	9,900	564,894
Allstate Corp.	7,500	450,450
Chubb Corp.	36,000	1,860,120
Old Republic International Corp.	70,300	1,555,036
PartnerRe, Ltd.	4,300	294,722
RenaissanceRe Holdings, Ltd.	16,300	817,282
The Travelers Cos, Inc.	51,133	2,647,156
XL Capital Ltd.-Class A	14,900	1,042,404

		9,232,064

Savings & Loan - 3.3%
Astoria Financial Corp.	33,000	877,470
Federal Home Loan Mortgage Corp.	41,900	2,492,631
Federal National Mortgage Association	70,600	3,853,348
Washington Mutual, Inc.	75,900	3,064,842

		10,288,291

		106,515,198

Energy - 11.8%
Gas Pipelines - 0.1%
El Paso Corp.	23,000	332,810

Oils - Integrated Domestic - 2.5%
ConocoPhillips	45,800	3,130,430
Marathon Oil Corp.	32,100	3,172,443
Occidental Petroleum Corp.	7,000	345,170
Total SA (ADR)	18,700	1,304,886

		7,952,929

Oils - Integrated International - 9.2%
BP PLC (ADR)	24,800	1,605,800
Chevron Corp.	119,400	8,830,824
Exxon Mobil Corp.	228,600	17,247,870
Royal Dutch Shell PLC (ADR)	21,900	1,451,970

		29,136,464

		37,422,203

Consumer Staples - 11.1%
Beverages - Soft, Lite & Hard - 0.8%
Molson Coors Brewing Co.-Class B	21,400	2,024,868
PepsiCo, Inc.	7,400	470,344

		2,495,212

Foods - 2.9%
Bunge Ltd.	9,100	748,202
ConAgra Foods, Inc.	53,000	1,320,230
General Mills, Inc.	26,200	1,525,364
Kellogg Co.	27,800	1,429,754
Kimberly-Clark Corp.	29,000	1,986,210
Kraft Foods, Inc.-Class A	13,800	436,908
Sara Lee Corp.	99,400	1,681,848

		9,128,516

Restaurants - 1.1%
McDonald’s Corp.	80,100	3,608,505

Retail Stores - Food - 1.3%
Kroger Co.	59,500	1,680,875
Safeway, Inc.	63,200	2,315,648

		3,996,523

Soaps - 2.7%
Clorox Co.	15,000	955,350
Colgate-Palmolive Co.	24,500	1,636,355
Procter & Gamble Co.	97,200	6,139,152

		8,730,857

Tobacco - 2.3%
Altria Group, Inc.	69,800	6,129,138
UST, Inc.	20,100	1,165,398

		7,294,536

		35,254,149

Utilities - 9.8%
Electric Companies - 2.5%
Dominion Resources, Inc.	17,700	1,571,229
Entergy Corp.	18,900	1,982,988
Northeast Utilities	30,700	1,006,039
Pinnacle West Capital Corp.	26,600	1,283,450
TXU Corp.	28,600	1,833,260
Wisconsin Energy Corp.	3,000	145,560

		7,822,526

Telephone - 7.3%
American Tower Corp.-Class A (a)	11,000	428,450
AT&T, Inc.	285,327	11,250,444
Crown Castle International Corp. (a)	37,370	1,200,698
Embarq Corp.	4,950	278,932
Sprint Nextel Corp.	178,700	3,388,152
Verizon Communications, Inc.	174,300	6,609,456

		23,156,132

		30,978,658

Consumer Growth - 9.7%
Advertising - 0.3%
Interpublic Group of Cos., Inc. (a)	76,900	946,639

Drugs - 5.5%
Eli Lilly & Co.	25,800	1,385,718
Merck & Co., Inc.	98,300	4,341,911
Pfizer, Inc.	393,000	9,927,180
Schering-Plough Corp.	66,800	1,704,068

		17,358,877

Entertainment - 2.4%
CBS Corp.-Class B	83,300	2,548,147
Time Warner, Inc.	172,600	3,403,672
Viacom, Inc.-Class B (a)	18,300	752,313
The Walt Disney Co.	27,500	946,825

		7,650,957

Other Medical - 0.3%
AmerisourceBergen Corp.-Class A	16,600	875,650

Publishing - Newspapers - 0.3%
Gannett Co., Inc.	18,500	1,041,365

Radio - TV Broadcasting - 0.9%
Comcast Corp.-Class A (a)	109,701	2,846,741

		30,720,229

Consumer Cyclicals - 6.6%
Autos & Auto Parts OEMS - 1.8%
Autoliv, Inc.	27,900	1,593,369
BorgWarner, Inc.	16,200	1,221,804
DaimlerChrysler AG	23,400	1,914,354
Magna International, Inc.-Class A	14,500	1,089,095

		5,818,622

Household - Appliances/Durables - 0.5%
Black & Decker Corp.	13,500	1,101,870
Newell Rubbermaid, Inc.	13,100	407,279

		1,509,149

Retailers - 2.9%
Dillard’s, Inc.-Class A	24,700	808,431
Dollar Tree Stores, Inc. (a)	20,100	768,624
Federated Department Stores, Inc.	58,500	2,635,425
The Gap, Inc.	89,200	1,535,132
Limited Brands, Inc.	39,500	1,029,370
Office Depot, Inc. (a)	43,000	1,511,020
Saks, Inc.	42,300	881,532

		9,169,534

Textiles/Shoes - Apparel Manufacturing - 1.0%
Jones Apparel Group, Inc.	37,400	1,149,302
VF Corp.	22,500	1,858,950

		3,008,252

Toys - 0.4%
Mattel, Inc.	49,200	1,356,444

		20,862,001

Capital Equipment - 6.0%
Aerospace & Defense - 0.5%
Boeing Co.	16,300	1,449,233

Auto Trucks - Parts - 1.2%
Cummins, Inc.	11,900	1,722,168
Eaton Corp.	24,800	2,072,288

		3,794,456

Defense - 1.0%
Lockheed Martin Corp.	14,300	1,387,386
Northrop Grumman Corp.	25,000	1,855,500

		3,242,886

Electrical Equipment - 2.9%
General Electric Co.	263,200	9,306,752

Miscellaneous Capital Goods - 0.4%
SPX Corp.	18,900	1,326,780

		19,120,107

Technology - 4.9%
Communication - Equipment Manufacturers - 0.7%
Cisco Systems, Inc. (a)	35,800	913,974
Nokia OYJ (ADR)	63,700	1,460,004

		2,373,978

Computer Services/Software - 1.3%
Accenture Ltd.-Class A	42,200	1,626,388
Ceridian Corp. (a)	10,600	369,304
Electronic Data Systems Corp.	31,500	871,920
Microsoft Corp.	49,800	1,387,926

		4,255,538

Computer/Instrumentation - 0.9%
Celestica, Inc. (a)	6,300	38,619
Flextronics International Ltd. (a)	135,700	1,484,558
Sanmina-SCI Corp. (a)	111,000	401,820
Solectron Corp. (a)	247,210	778,711

		2,703,708

Computers - 1.3%
Hewlett-Packard Co.	44,800	1,798,272
International Business Machines Corp.	23,100	2,177,406

		3,975,678

Miscellaneous Industrial Technology - 0.3%
Arrow Electronics, Inc. (a)	11,600	437,900
Tech Data Corp. (a)	10,650	381,377

		819,277

Office Automation - 0.4%
Lexmark International, Inc.-Class A (a)	24,100	1,408,886

		15,537,065

Industrial Resources - 4.4%
Chemicals - 1.8%
Avery Dennison Corp.	20,800	1,336,608
Dow Chemical Co.	13,600	623,696
E.I. Du Pont de Nemours & Co.	21,100	1,042,973
Hercules, Inc. (a)	10,300	201,262
Lubrizol Corp.	21,600	1,113,048
PPG Industries, Inc.	18,600	1,307,766

		5,625,353

Containers - Metal/Glass/Paper - 1.0%
Crown Holdings, Inc. (a)	54,200	1,325,732
Owens-Illinois, Inc. (a)	34,900	899,373
Sonoco Products Co.	28,700	1,078,546

		3,303,651

Paper - 1.0%
Smurfit-Stone Container Corp. (a)	82,700	931,202
Temple-Inland, Inc.	35,700	2,132,718

		3,063,920

	Shares or Principal Amount (000)
Steel - 0.6%
Arcelor Mittal-Class A	35,200	1,861,728

		13,854,652

Services - 0.6%
Railroads - 0.6%
CSX Corp.	49,000	1,962,450

Total Common Stocks
(cost $252,928,445)		312,226,712

SHORT-TERM INVESTMENTS - 3.4%
Time Deposit - 3.4%
The Bank of New York
4.25%, 4/02/07
(cost $10,800,000)	$10,800	10,800,000

Total Investments - 102.0%
(cost $263,728,445)		323,026,712
Other assets less liabilities - (2.0)%		(6,406,597)

Net Assets - 100.0%		$316,620,115

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:
ADR	-	American Depository Receipt

AllianceBernstein Variable Products Series

Fund

Wealth Appreciation Strategy Portfolio

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Financial - 27.9%
Banking - 6.7%
Anglo Irish Bank Corp. PLC	6,727	$143,813
Banco Bilbao Vizcaya Argentaria SA	2,705	66,422
Barclays PLC	8,200	116,274
BNP Paribas SA	900	94,135
China Construction Bank Corp.-Class H	42,000	23,889
Comerica, Inc.	1,325	78,334
Credit Agricole SA	2,486	97,171
Federal Home Loan Mortgage Corp.	1,700	101,133
Federal National Mortgage Association	2,900	158,282
Fifth Third Bancorp	2,100	81,249
HBOS PLC	5,730	118,464
Keycorp	500	18,735
Kookmin Bank	800	71,940
National City Corp.	2,700	100,575
ORIX Corp.	670	173,841
Royal Bank of Scotland Group PLC	4,361	170,726
Societe Generale	630	108,932
Sumitomo Mitsui Financial Group, Inc.	11	99,589
SunTrust Banks, Inc.	1,425	118,332
U.S. Bancorp	2,000	69,940
UniCredito Italiano SpA	13,940	132,740
Wachovia Corp.	1,800	99,090
Washington Mutual, Inc.	2,900	117,102
Wells Fargo & Co.	3,200	110,176

		2,470,884

Financial Services - 14.2%
3i Group PLC	3,737	83,769
Bank of America Corp.	8,500	433,670
The Charles Schwab Corp.	5,100	93,279
Chicago Mercantile Exchange Holdings, Inc.-Class A	650	346,099
Citigroup, Inc.	9,600	492,864
Citycon Oyj	5,000	39,219
Countrywide Financial Corp.	2,400	80,736
Credit Suisse Group	5,174	372,470
Credit Suisse Group (New York) (ADR)	4,725	339,397
Fortis	1,400	64,025
Franklin Resources, Inc.	2,950	356,448

The Goldman Sachs Group, Inc.	895	184,934
ING Groep NV	3,800	160,766
Janus Capital Group, Inc.	700	14,637
JPMorgan Chase & Co.	10,650	515,247
Lazard Ltd.-Class A	1,150	57,707
Legg Mason, Inc.	2,600	244,946
Lehman Brothers Holdings, Inc.	300	21,021
Macquarie Bank Ltd.	1,627	108,740
Man Group PLC	12,392	135,487
Mellon Financial Corp.	1,400	60,396
Merrill Lynch & Co., Inc.	5,500	449,185
MGIC Investment Corp.	1,100	64,812
Morgan Stanley	700	55,132
Nomura Holdings, Inc.	7,400	153,420
NYSE Group, Inc. (a)	1,650	154,687
UBS AG	2,244	133,814
Waddell & Reed Financial, Inc.-Class A	900	20,988

		5,237,895

Insurance - 5.1%
Allianz SE	700	143,483
Allstate Corp.	875	52,553
American International Group, Inc.	7,300	490,706
AON Corp.	700	26,572
Aviva PLC	6,000	88,655
Chubb Corp.	700	36,169
Fondiaria-Sai SpA (ordinary shares)	800	36,804
Genworth Financial, Inc.-Class A	1,925	67,259
Hartford Financial Services Group, Inc.	1,175	112,306
MBIA, Inc.	700	45,843
MetLife, Inc.	1,825	115,249
Muenchener Rueckversicherungs AG	700	118,203
Old Republic International Corp.	3,000	66,360
Prudential Financial, Inc.	150	13,539
QBE Insurance Group, Ltd.	4,020	102,390
Swiss Reinsurance	873	79,881
Torchmark Corp.	1,225	80,348
The Travelers Cos, Inc.	2,600	134,602
UnumProvident Corp.	2,700	62,181

		1,873,103

Medical Services - 1.6%
WellPoint, Inc. (a)	7,550	612,305

Wholesale & International Trade - 0.3%
Mitsui & Co. Ltd.	7,000	131,739

		10,325,926

Technology/Electronics - 10.7%
Data Processing - 6.5%
Adobe Systems, Inc. (a)	3,100	129,270
Akamai Technologies, Inc. (a)	2,800	139,776
Apple, Inc. (a)	6,950	645,725
Canon, Inc.	2,750	147,659

CapGemini, SA	1,435	109,223
Capita Group PLC	4,178	56,182
Dell, Inc. (a)	700	16,247
Electronic Data Systems Corp.	700	19,376
Foxconn Technology Co., Ltd.	1,000	11,305
Hewlett-Packard Co.	9,600	385,344
Infosys Technologies, Ltd.	1,024	47,329
International Business Machines Corp.	950	89,547
Microsoft Corp.	10,575	294,725
Network Appliance, Inc. (a)	4,950	180,774
Sun Microsystems, Inc. (a)	20,800	125,008

		2,397,490

Electrical & Electronics - 1.8%
Cisco Systems, Inc. (a)	17,050	435,286
Lexmark International, Inc.-Class A (a)	1,000	58,460
Nokia OYJ	3,118	71,845
QUALCOMM, Inc.	1,650	70,389
Tech Data Corp. (a)	1,300	46,553

		682,533

Electronic Components - 1.0%
Broadcom Corp.-Class A (a)	8,150	261,371
Sanmina-SCI Corp. (a)	7,800	28,236
Siliconware Precision Industries Co.	13,000	24,592
Solectron Corp. (a)	11,500	36,225

		350,424

Electronic Components & Instruments - 1.2%
Arrow Electronics, Inc. (a)	1,350	50,962
AU Optronics Corp.	23,690	33,733
DST Systems, Inc. (a)	500	37,600
Flextronics International Ltd. (a)	2,100	22,974
NVIDIA Corp. (a)	4,500	129,510
Samsung Electronics Co. Ltd.	80	47,698
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,827	51,890
United Microelectronics Corp. (a)	150,378	85,763

		460,130

Household Durables - 0.2%
Sharp Corp.	4,000	76,919

		3,967,496

Construction & Housing - 10.5%
Building Materials - 0.4%
American Standard Cos, Inc.	350	18,557
Buzzi Unicem SpA	2,000	60,937
CRH PLC	1,670	71,613

		151,107

Construction & Housing - 0.4%
Vinci, SA	905	141,120

Household Durables - 0.2%
Daiwa House Industry Co. Ltd.	2,000	32,676
Persimmon PLC	2,000	55,395

		88,071

Real Estate - 9.5%
Alexandria Real Estate Equities, Inc.	320	32,118
Allied Properties Real Estate Investment Trust	300	5,457
Apartment Investment & Management Co.-Class A	525	30,287
Archstone-Smith Trust	575	31,211
AvalonBay Communities, Inc.	300	39,000
Bail Investissement Fonciere	575	53,000
Beni Stabili SpA	11,000	18,339
Boardwalk Real Estate Investment Trust	625	24,020
Boston Properties, Inc.	475	55,765
British Land Co. PLC	2,426	73,177
Brixton PLC	1,100	11,018
Brookfield Properties Corp.	1,250	50,375
Camden Property Trust	125	8,789
Canadian Apartment Properties REI	400	7,141
Canadian Real Estate Investment Trust	950	25,509
CapitaMall Trust	23,800	58,845
Cominar Real Estate Investment Trust	600	12,265
Corporate Office Properties Trust SBI MD	350	15,988
DB RREEF Trust	41,238	57,535
Derwent Valley Holdings PLC	1,100	47,072
Developers Diversified Realty Corp.	630	39,627
Digital Realty Trust, Inc.	1,125	44,888
Dundee Real Estate Investment Trust	600	20,632
Equity Inns, Inc.	650	10,647
Equity Residential	1,025	49,436
Essex Property Trust, Inc.	125	16,185
Eurocastle Investment Ltd.	1,050	54,703
Federal Realty Investment Trust	175	15,859
FelCor Lodging Trust, Inc.	1,000	25,970
First Industrial Realty Trust, Inc.	150	6,795
Forest City Enterprises, Inc.-Class A	825	54,598
General Growth Properties, Inc.	800	51,656
General Property Group	10,700	42,729
Great Portland Estates PLC	2,700	41,250
H&R Real Estate Investment	550	11,729
Hammerson PLC	1,350	46,158
Hang Lung Properties, Ltd.	18,000	49,972
Health Care Property Investors, Inc.	1,475	53,144
Highland Hospitality Corp.	1,000	17,800
ING Office Fund	26,400	33,508
IVG Immobilien AG	1,050	50,414
Japan Real Estate Investment-Class A	4	53,007
Keppel Land Ltd.	8,000	49,815
Kerry Properties Ltd.	15,628	80,151
Kimco Realty Corp.	1,100	53,614
Klepierre	275	53,238
Land Securities Group PLC	2,495	105,442

LaSalle Hotel Properties	250	11,590
Macquarie Goodman Group	5,163	29,172
Maguire Properties, Inc.	800	28,448
Mid-America Apartment Communities, Inc.	400	22,504
Mirvac Group	6,368	26,965
Mitsubishi Estate Co. Ltd.	2,000	65,408
Mitsui Fudosan Co. Ltd.	3,900	114,010
Multiplex Group	4,300	15,542
Nationwide Health Properties, Inc.	650	20,319
New World Development Co., Ltd.	30,370	68,591
Nippon Building Fund, Inc.-Class A	3	49,662
Nomura Real Estate Office Fund, Inc.-Class A	6	76,934
Norwegian Property ASA (a)	2,100	24,917
NTT Urban Development Corp.	15	34,991
Omega Healthcare Investors, Inc.	1,000	17,150
Primaris Retail Real Estate Investment Trust	650	11,440
ProLogis	1,475	95,772
Public Storage, Inc.	825	78,103
RioCan Real Estate Investment Trust	2,350	50,562
Rodamco Europe NV	125	17,433
Simon Property Group, Inc.	975	108,469
Sino Land Co.	29,478	63,285
SL Green Realty Corp.	375	51,442
Slough Estates PLC	1,000	15,424
Stockland	1,652	10,885
Strategic Hotels & Resorts, Inc.	1,100	25,157
Sumitomo Realty & Development	3,000	113,311
Sun Hung Kai Properties Ltd.	5,700	65,872
Tanger Factory Outlet Centers	550	22,214
Taubman Centers, Inc.	725	42,043
UDR, Inc.	825	25,261
Unibail	500	152,012
Vornado Realty Trust	525	62,653
Westfield Group	5,119	85,063

		3,492,482

		3,872,780

Consumer Cyclical - 10.1%
Appliances & Household Durables - 0.2%
Black & Decker Corp.	800	65,296

Broadcasting & Publishing - 2.5%
CBS Corp.-Class B	3,075	94,064
Comcast Corp.-Class A (a)	1,500	38,925
Comcast Corp.-Special-Class A (a)	16,825	428,533
Grupo Televisa, SA (ADR)	1,600	47,680
Interpublic Group of Cos., Inc. (a)	1,800	22,158
Pearson PLC	2,416	41,567
Time Warner, Inc.	11,050	217,906
Viacom, Inc.-Class B (a)	700	28,777
The Walt Disney Co.	500	17,215

		936,825

Business & Public Services - 0.2%
Monster Worldwide, Inc. (a)	1,800	85,266

Financial Services - 0.1%
Moody’s Corp.	400	24,824

Leisure & Tourism - 2.6%
Accor, SA	861	82,384
Aristocrat Leisure Ltd.	829	10,977
Hilton Hotels Corp.	3,700	133,052
Host Hotels & Resorts, Inc.	1,716	45,148
Las Vegas Sands Corp. (a)	900	77,949
McDonald’s Corp.	7,750	349,138
Starwood Hotels & Resorts Worldwide, Inc.	3,475	225,354
Wynn Resorts Ltd.	300	28,458

		952,460

Merchandising - 3.6%
eBay, Inc. (a)	3,600	119,340
Esprit Holdings Ltd.	6,000	70,308
Federated Department Stores, Inc.	2,200	99,110
The Gap, Inc.	3,500	60,235
J Sainsbury PLC	14,200	153,634
Kohl’s Corp. (a)	3,400	260,474
Kroger Co.	3,000	84,750
Limited Brands, Inc.	1,100	28,666
Office Depot, Inc. (a)	1,600	56,224
Safeway, Inc.	2,300	84,272
Saks, Inc.	1,800	37,512
Target Corp.	4,250	251,855
Tesco PLC	4,542	39,750

		1,346,130

Recreation & Other Consumer - 0.2%
Mattel, Inc.	3,100	85,467

Textiles & Apparel - 0.7%
Inditex SA	832	51,965
Jones Apparel Group, Inc.	1,500	46,095
Nike, Inc.-Class B	750	79,695
VF Corp.	900	74,358

		252,113

		3,748,381

Capital Equipment - 7.9%
Aerospace & Defense - 2.7%
BAE Systems PLC	8,400	76,145
Boeing Co.	5,725	509,010
European Aeronautic Defence & Space Co., NV	2,090	64,968
Lockheed Martin Corp.	550	53,361
Northrop Grumman Corp.	1,525	113,186
Rockwell Collins, Inc.	1,400	93,702
Spirit Aerosystems Holdings, Inc.-Class A (a)	3,100	98,735

		1,009,107

Automobiles - 2.3%
Autoliv, Inc.	1,225	69,960
BorgWarner, Inc.	800	60,336
Compagnie Generale des Etablissements Michelin-Class B	1,000	110,563
Denso Corp.	2,000	74,035
Fiat SpA	2,724	69,048
Hyundai Mobis	770	66,069
Renault SA	1,400	164,077
Toyota Motor Corp.	3,700	236,951

		851,039

Construction & Housing - 0.4%
Fluor Corp.	1,450	130,094

Machinery - 0.6%
Eaton Corp.	800	66,848
NGK Insulators Ltd.	5,000	102,570
SPX Corp.	800	56,160

		225,578

Machinery & Engineering - 0.6%
ABB Ltd.	6,382	109,812
Atlas Copco AB-Class A	1,719	57,142
Cummins, Inc.	225	32,562

		199,516

Multi-Industry - 1.3%
General Electric Co.	13,800	487,968

		2,903,302

Energy - 6.9%
Energy Equipment & Services - 1.1%
Halliburton Co.	7,930	251,698
Schlumberger, Ltd.	2,250	155,475

		407,173

Energy Sources - 5.8%
BP PLC	3,200	34,588
Chevron Corp.	4,700	347,612
China Petroleum & Chemical Corp.-Class H	48,000	40,517
China Shenhua Energy Co. Ltd.-Class H	22,500	53,999
ConocoPhillips	2,300	157,205
ENI SpA	5,590	181,909
Exxon Mobil Corp.	10,225	771,476
LUKOIL (ADR)	371	32,054
Marathon Oil Corp.	1,300	128,479
MOL Hungarian Oil and Gas NyRt	400	45,809
Occidental Petroleum Corp.	400	19,724
Petroleo Brasileiro SA (NY) (ADR)	1,200	107,220
Repsol YPF SA	1,500	50,545
Royal Dutch Shell PLC-Class A	1,672	55,610
Total SA	1,600	111,777

		2,138,524

		2,545,697

Medical - 6.6%
Health & Personal Care - 6.6%
Abbott Laboratories	4,000	223,200
Alcon, Inc.	3,175	418,528
AstraZeneca PLC	1,300	70,082
Daiichi Sankyo Co Ltd.	2,000	61,210
Genentech, Inc. (a)	2,250	184,770
Gilead Sciences, Inc. (a)	5,350	409,275
GlaxoSmithKline PLC	1,300	35,884
Merck & Co., Inc.	4,400	194,348
Merck KGaA	573	73,995
Nobel Biocare Holding AG	244	89,000
Pfizer, Inc.	14,500	366,270
Roche Holding AG	955	169,643
Sanofi-Aventis	1,000	87,014
Ventas, Inc.	1,300	54,769

		2,437,988

Consumer Staples - 5.3%
Beverages & Tobacco - 1.1%
Altria Group, Inc.	2,850	250,258
Cia de Bebidas das Americas (ADR)	500	27,480
Molson Coors Brewing Co.-Class B	800	75,696
UST, Inc.	1,000	57,980

		411,414

Food - 0.1%
Kraft Foods, Inc.-Class A	500	15,830

Food & Household Products - 3.9%
Clorox Co.	1,000	63,690
Colgate-Palmolive Co.	1,300	86,827
General Mills, Inc.	1,200	69,864
Groupe Danone	312	51,047
Kellogg Co.	1,500	77,145
Kimberly-Clark Corp.	800	54,792
Nestle, SA	411	160,158
Procter & Gamble Co.	9,750	615,810
Reckitt Benckiser PLC	1,202	62,683
Sara Lee Corp.	4,500	76,140
WM Wrigley Jr Co.	2,350	119,686

		1,437,842

Medical Products - 0.2%
Essilor International, SA	676	77,761

		1,942,847

Industrial Commodities - 5.1%
Chemicals - 2.3%
BASF AG	1,100	123,515
Bayer AG	1,585	101,376
E.I. Du Pont de Nemours & Co.	1,100	54,373
Hercules, Inc. (a)	1,600	31,264
Lubrizol Corp.	800	41,224
Mitsui Chemicals, Inc.	8,500	74,066

Monsanto Co.	4,210	231,382
Nitto Denko Corp.	2,300	107,803
PPG Industries, Inc.	1,125	79,099

		844,102

Containers & Packaging - 0.5%
Crown Holdings, Inc. (a)	1,700	41,582
Owens-Illinois, Inc. (a)	1,900	48,963
Smurfit-Stone Container Corp. (a)	2,800	31,528
Temple-Inland, Inc.	1,400	83,636

		205,709

Forest & Paper - 0.2%
Svenska Cellulosa AB-Class B	1,100	58,890

Metal - Nonferrous - 0.9%
MMC Norilsk Nickel (ADR)	190	35,245
Rio Tinto PLC	720	41,115
Xstrata PLC	4,680	240,354

		316,714

Metal - Steel - 0.9%
Arcelor Mittal (Euronext Amsterdam)	1,778	94,546
JFE Holdings, Inc.	2,400	141,713
POSCO	220	91,714

		327,973

Metals/Mining - 0.2%
Cia Vale do Rio Doce (ADR)	2,300	85,077

Miscellaneous Materials - 0.1%
Avery Dennison Corp.	700	44,982

		1,883,447

Telecommunications - 3.8%
Telecommunications - 3.8%
America Movil SA de CV Series L (ADR)	3,600	172,044
American Tower Corp.-Class A (a)	700	27,265
AT&T, Inc.	9,000	354,870
China Mobile Ltd.	3,000	26,985
China Netcom Group Corp Ltd.	26,000	67,587
Crown Castle International Corp. (a)	2,000	64,260
Embarq Corp.	290	16,341
NII Holdings Inc. (a)	300	22,254
Nippon Telegraph & Telephone Corp.	12	63,389
Sprint Nextel Corp.	6,800	128,928
Telefonica SA	2,420	53,590
TeliaSonera AB	5,784	50,180
Verizon Communications, Inc.	6,600	250,272
Vodafone Group PLC	42,175	112,770

		1,410,735

Consumer Cyclicals - 1.8%
Data Processing - 1.8%
Google, Inc.-Class A (a)	1,445	662,041

Utilities - 1.1%
Utility (Electric & Gas) - 1.1%
E.ON AG	900	121,846
International Power PLC	6,362	49,726
Pinnacle West Capital Corp.	1,200	57,900
RWE AG	600	63,437
TXU Corp.	1,100	70,510
Wisconsin Energy Corp.	1,200	58,224

		421,643

Transportation - 0.6%
Transportation - Airlines - 0.3%
Air France-KLM	1,400	64,033
Deutsche Lufthansa AG	1,200	32,621
easyJet PLC (a)	1,928	26,279

		122,933

Transportation - Shipping - 0.3%
Mitsui OSK Lines Ltd.	7,000	77,507
Nippon Yusen KK	3,000	24,005

		101,512

		224,445

Total Common Stocks
(cost $30,123,209)		36,346,728

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.6%
Time Deposit - 1.6%
The Bank of New York 4.25%, 4/02/07
(cost $600,000)	$600	600,000

Total Investments - 99.9%
(cost $30,723,209)		36,946,728
Other assets less liabilities - 0.1%		54,272

Net Assets - 100.0%		$37,001,000

FINANCIAL FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50
Index	1	June 2007	$53,522	$54,903	$1,381

(a)	Non-income producing security.

Glossary:

ADR – American Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	May 23, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 23, 2007

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